FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD OF

                               THE OPTIQUE FUNDS

                 Investment Company Act File Number: 811-08627

                                   REGISTRANT
                                 Optique Funds
                      c/o SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                               AGENT FOR SERVICE
                                Wendell Perkins
                                   President
                              Optique Funds, Inc.
                               4041 Market Street
                                Racine, WI 53402
                                 (414) 226-2522
                         Fiscal Year Ending: October 31

                           Date of Reporting Periods:
               International Fund - July 1, 2009 to June 30, 2010
               All Other Funds - July 1, 2009 to August 31, 2009


                                                                 OPT-NC-001-0300

                                NON-VOTING FUND

                         INTERMEDIATE FIXED INCOME FUND

   The Intermediate Fixed Income Fund invests in securities that do not have voting rights.
    No votes have been cast on securities by this fund during the reporting period.


                                               International Value Fund
 Proposal                                                    Proposed by Mgt. Position Registrant Voted
AGL ENERGY LTD.
 CUSIP: Q01630112       Ticker: AGK
 Meeting Date: 10/29/09             Meeting Type: Annual
 1.   Accept the Financial Statements and Statutory
       Reports for the Financial Year Ended June 30, 2009        Management None         Non-Voting
 2.   Approve the Remuneration Report for the Financial
       Year Ended June 30, 2009                                  Management For          Voted - For
 3a.  Elect Max Gould as Director                                Management For          Voted - For
 3b.  Elect Les V Hosking as Director                            Management For          Voted - For
 3c.  Elect John V Stanhope as Director                          Management For          Voted - For
AMCOR LTD.
 CUSIP: Q03080175       Ticker: AMC
 Meeting Date: 10/22/09             Meeting Type: Annual
 1.   Receive the Financial Statements and Statutory
       Reports for the Financial Year Ended June 30, 2009        Management None         Non-Voting
 2(a). Elect George John Pizzey as a Director                    Management For          Voted - For
 2(b). Elect Jeremy Leigh Sutcliffe as a Director                Management For          Voted - For
 3.   Approve the Grant of 2.76 Million Options with an
       Exercise Price of A$4.73 Each and 367,000
       Performance Rights to K N MacKenzie, Managing
       Director, Under the Company's Long Term Incentive
       Plan                                                      Management For          Voted - For
 4.   Approve the Grant of a Number of Share Rights That
       is Worth Half of the Actual Cash Bonus Paid or
       Payable to K N MacKenzie Under the Company's
       Management Incentive Plan for the 2009/10 Financial
       Year                                                      Management For          Voted - For
 5.   Approve the Remuneration Report for the Financial
       Year Ended June 30, 2009                                  Management For          Voted - For
 6.   Approve Amendments to the Company's Constitution           Management For          Voted - For
ASAHI GLASS CO. LTD.
 CUSIP: J02394120       Ticker: 5201
 Meeting Date: 03/30/10             Meeting Type: Annual
 1.   Approve Allocation of Income, With a Final Dividend
       of JPY 8                                                  Management For           Did Not Vote
 2.1. Elect Director                                             Management For           Did Not Vote
 2.2. Elect Director                                             Management For           Did Not Vote
 2.3. Elect Director                                             Management For           Did Not Vote
 2.4. Elect Director                                             Management For           Did Not Vote
 2.5. Elect Director                                             Management For           Did Not Vote
 2.6. Elect Director                                             Management For           Did Not Vote
 2.7. Elect Director                                             Management For           Did Not Vote
 3.   Appoint Statutory Auditor                                  Management For           Did Not Vote
 4.   Approve Stock Option Plan                                  Management For           Did Not Vote
                                                           3





                                               International Value Fund
 Proposal                                                   Proposed by Mgt. Position Registrant Voted
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD. (FORMERLY AUSTR
 CUSIP: Q0954P102       Ticker: ANZ
 Meeting Date: 12/18/09             Meeting Type: Annual
    Management Proposals                                        Management   None       Non-Voting
 1. Receive the Financial Statements and Statutory
     Reports for the Financial Year Ended Sept. 30, 2009        Management   None       Non-Voting
 2. Ratify the Past Issuance of 173.61 Million Shares
     at an Issue Price of A$14.40 Each to Institutions
     and Sophisticated and Professional Investors Made
     on June 3, 2009                                            Management   For        Voted - For
 3. Approve the Remuneration Report for the Financial
     Year Ended Sept. 30, 2009                                  Management   For        Voted - For
 4(a). Elect J.P. Morschel as a Director                        Management   For        Voted - For
    Shareholder Proposal                                        Management   None       Non-Voting
 4(b). Elect R.J. Reeves as a Director                          Share Holder Against    Voted - Against
    Management Proposal                                         Management   None       Non-Voting
 4(c). Elect Lee Hsien Yang as a Director                       Management   For        Voted - For
BARCLAYS PLC
 CUSIP: G08036124
 Meeting Date: 08/06/09             Meeting Type: Special
 1. Approve Disposal by Barclays plc of the Barclays
     Global Investors Business And Ancillary Arrangements       Management   For        Voted - For
BHP BILLITON LIMITED (FORMERLY BHP LTD.)
 CUSIP: 088606108       Ticker: BHP
 Meeting Date: 11/26/09             Meeting Type: Annual
    Meeting for ADR Holders                                     Management   None       Non-Voting
 1. Accept Financial Statements and Statutory Reports
     for BHP Billiton Ltd and BHP Billiton Plc for the
     Fiscal Year Ended June 30, 2009                            Management   For        Voted - For
 2. Elect Carlos Codeiro as a Director of BHP Billiton
     Ltd and BHP Billiton Plc                                   Management   For        Voted - For
 3. Elect David Crawford as a Director of BHP Billiton
     Ltd and BHP Billiton Plc                                   Management   For        Voted - For
 4. Elect Gail de Planque as a Director of BHP Billiton
     Ltd and BHP Billiton Plc                                   Management   For        Voted - For
 5. Elect Marius Kloppers as a Director of BHP Billiton
     Ltd and BHP Billiton Plc                                   Management   For        Voted - For
 6. Elect Don Argus as a Director of BHP Billiton Ltd
     and BHP Billiton Plc                                       Management   For        Voted - For
 7. Elect Wayne Murdy as a Director of BHP Billiton Ltd
     and BHP Billiton Plc                                       Management   For        Voted - For
 8. Approve KPMG Audit Plc as Auditors of BHP Billiton
     Plc                                                        Management   For        Voted - For
 9. Approve Renewal of General Authority to Issue of Up
     to 555.97 Million Shares in BHP Billiton Plc in
     Connection with Its Employee Share and Incentive
     Schemes                                                    Management   For        Voted - For
                                                          4





                                               International Value Fund
 Proposal                                                   Proposed by Mgt. Position Registrant Voted
 10.  Renew the Disapplication of Pre-Emption Rights in
       BHP Billiton Plc                                         Management For          Voted - For
 11.  Authorize Repurchase of Up To 223.11 Million Shares
       in BHP Billiton Plc                                      Management For          Voted - For
 12.1. Approve Cancellation of Shares in BHP Billiton Plc
       Held by BHP Billiton Ltd on April 30, 2010               Management For          Voted - For
 12.3. Approve Cancellation of Shares in BHP Billiton Plc
       Held by BHP Billiton Ltd on Sept. 15, 2010               Management For          Voted - For
 12.4. Approve Cancellation of Shares in BHP Billiton Plc
       Held by BHP Billiton Ltd on Nov. 11, 2010                Management For          Voted - For
 13.  Approve Remuneration Report for the Fiscal Year
       Ended June 30, 2009                                      Management For          Voted - For
 14.  Approve Grant of Approximately 55,932 Deferred
       Shares, 223,739 Options, And 424,612 Performance
       Shares to Marius Kloppers, CEO, Pursuant to the
       Group Incentive Scheme and the Long Term Incentive
       Plan                                                     Management For          Voted - For
CANON INC.
 CUSIP: J05124144       Ticker: 7751
 Meeting Date: 03/30/10             Meeting Type: Annual
 1.   Approve Allocation of Income, With a Final Dividend
       of JPY 55                                                Management For           Did Not Vote
 2.1. Elect Director                                            Management For           Did Not Vote
 2.2. Elect Director                                            Management For           Did Not Vote
 2.3. Elect Director                                            Management For           Did Not Vote
 2.4. Elect Director                                            Management For           Did Not Vote
 2.5. Elect Director                                            Management For           Did Not Vote
 2.6. Elect Director                                            Management For           Did Not Vote
 2.7. Elect Director                                            Management For           Did Not Vote
 2.8. Elect Director                                            Management For           Did Not Vote
 2.9. Elect Director                                            Management For           Did Not Vote
 2.10. Elect Director                                           Management For           Did Not Vote
 2.11. Elect Director                                           Management For           Did Not Vote
 2.12. Elect Director                                           Management For           Did Not Vote
 2.13. Elect Director                                           Management For           Did Not Vote
 2.14. Elect Director                                           Management For           Did Not Vote
 2.15. Elect Director                                           Management For           Did Not Vote
 2.16. Elect Director                                           Management For           Did Not Vote
 2.17. Elect Director                                           Management For           Did Not Vote
 3.1. Appoint Statutory Auditor                                 Management For           Did Not Vote
 3.2. Appoint Statutory Auditor                                 Management For           Did Not Vote
 3.3. Appoint Statutory Auditor                                 Management For           Did Not Vote
 4.   Approve Retirement Bonus Payment for Directors            Management For           Did Not Vote
 5.   Approve Retirement Bonuses and Special Payments in
       Connection with Abolition of Retirement Bonus
       System for Statutory Auditors                            Management For           Did Not Vote
 6.   Approve Payment of Annual Bonuses to Directors            Management For           Did Not Vote
 7.   Approve Stock Option Plan                                 Management For           Did Not Vote
                                                          5


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                                  International Value Fund
 Proposal                                                   Proposed by Mgt. Position Registrant Voted
CARGOTEC OYJ
 CUSIP: X10788101
 Meeting Date: 03/05/10 Meeting Type: Annual
 1.  Open Meeting                                               Management None         Non-Voting
 2.  Calling the Meeting to Order                               Management None         Non-Voting
 3.  Designate Inspector or Shareholder
      Representative(s) of Minutes of Meeting                   Management For          Voted - For
 4.  Acknowledge Proper Convening of Meeting                    Management For          Voted - For
 5.  Prepare and Approve List of Shareholders                   Management For          Voted - For
 6.  Receive Financial Statements and Statutory Reports;
      Receive Board's and Auditor's Report; Receive CEO's
      Presentation                                              Management
 7.  Accept Financial Statements and Statutory Reports          Management For          Voted - For
 8.  Approve Allocation of Income and Dividends of EUR
      0.39 Per Class A Share And EUR 0.40 Per Class B
      Share                                                     Management For          Voted - For
 9.  Approve Discharge of Board and President                   Management For          Voted - For
 10. Approve Remuneration of Directors in the Amount of
      EUR 80,000 for Chairman, EUR 55,000 for Vice
      Chairman, and EUR 40,000 for Other Directors;
      Approve Remuneration for Committee Work                   Management For          Voted - For
 11. Fix Number of Directors at Seven                           Management For          Voted - For
 12. Reelect Tapio Hakakari, Ilkka Herlin, Peter
      Immonen, Karri Kaitue, Antti Lagerroos, and Anja
      Silvennoinen as Directors; Elect Teuvo Salminen as
      New Director                                              Management For          Voted - For
 13. Approve Remuneration of Auditors                           Management For          Voted - Against
 14. Fix Number of Auditors at Two                              Management For          Voted - For
 15. Ratify Johan Kronberg and PricewaterhouseCoopers
      Ltd as Auditors                                           Management For          Voted - For
 16. Approve Stock Option Plan for Key Employees;
      Approve Issuance of up to 1.2 Million Stock Options       Management For          Voted - For
 17. Authorize Repurchase of up to 952,000 Class A
      Shares and 5.4 Million Class B Shares                     Management For          Voted - For
 18. Authorize Reissuance of up to 952,000 Repurchased
      Class A Shares and 5.4 Million Repurchased Class B
      Shares                                                    Management For          Voted - For
 19. Close Meeting                                              Management
CEMEX S.A.B. DE C.V.
 CUSIP: P22561321
 Meeting Date: 09/04/09 Meeting Type: Special
     CPO Units Consist of 2A Shares and 1B Share.
      Non-Mexican Holders of CPOs and ADSs Have no Voting
      Rights with Respect to Class A shares included in
      the CPOs and ADSs; However, They Have Voting Rights
      with Respect to Class B Shares included in the CPOs       Management None         Non-Voting
                                                          6


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                                       International Value Fund
 Proposal                                                   Proposed by Mgt. Position Registrant Voted
 1.  Approve Increase in Variable Portion of Share
      Capital Represented by CPOs And Issuance of
      Convertible Bonds by Up to 4.8 Billion Shares
      Without Preemptive Rights; Issuance of Convertible
      Instruments will be Carried Out Within 24 Months          Management For          Voted - Against
 2.  Designate Inspector or Shareholder
      Representative(s) of Minutes of Meeting                   Management For          Voted - For
CHINA PETROLEUM & CHEMICAL CORP.
 CUSIP: Y15010112
 Meeting Date: 10/15/09      Meeting Type: Special
 1.  Approve Connected Transaction with a Related Party
      and the Related Annual Caps                               Management For          Voted - Against
DEUTSCHE TELEKOM AG
 CUSIP: D2035M169
 Meeting Date: 11/19/09      Meeting Type: Special
 1.  Approve Spin-Off and Takeover Agreement Concluded
      on September 3, 2009 With T-Mobile Deutschland GmbH       Management For          Voted - For
DIAGEO PLC
 CUSIP: G42089113
 Meeting Date: 10/14/09      Meeting Type: Annual
 1.  Accept Financial Statements and Statutory Reports          Management For          Voted - For
 2.  Approve Remuneration Report                                Management For          Voted - For
 3.  Approve Final Dividend of 22.2 Pence Per Ordinary
      Share                                                     Management For          Voted - For
 4.  Re-elect Laurence Danon as Director                        Management For          Voted - For
 5.  Re-elect Lord (Clive) Hollick of Notting Hill as
      Director                                                  Management For          Voted - For
 6.  Re-elect Paul Walsh as Director                            Management For          Voted - For
 7.  Elect Peggy Bruzelius as Director                          Management For          Voted - For
 8.  Elect Betsy Holden as Director                             Management For          Voted - For
 9.  Reappoint KPMG Audit plc as Auditors of the Company        Management For          Voted - For
 10. Authorise Board to Fix Remuneration of Auditors            Management For          Voted - For
 11. Authorise Issue of Equity with Pre-emptive Rights
      Under a General Authority up to GBP 241,092,000 and
      an Additional Amount Pursuant to a Rights Issue of
      up to GBP 482,185,000 After Deducting Any
      Securities Issued Under The General Authority             Management For          Voted - For
 12. If Resolution 11 is Passed, Authorise Issue of
      Equity or Equity-Linked Securities without
      Pre-emptive Rights up to Aggregate Nominal Amount
      of GBP 39,842,000                                         Management For          Voted - For
 13. Authorise 249,964,000 Ordinary Shares for Market
      Purchase                                                  Management For          Voted - For
 14. Authorise the Company and its Subsidiaries to Make
      EU Political Donations
 15. Approve Diageo plc 2009 Discretionary Incentive Plan       Management For          Voted - For
                                                          7


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                                               International Value Fund
 Proposal                                                   Proposed by Mgt. Position Registrant Voted
 16. Approve Diageo plc 2009 Executive Long Term
      Incentive Plan                                            Management For          Voted - For
 17. Approve Diageo plc 2009 International Sharematch
      Plan                                                      Management For          Voted - For
 18. Authorise Board to Establish Future Share Plans for
      the Benefit of Employees Overseas Based on the
      Diageo plc 2009 Discretionary Incentive Plan, The
      Diageo plc 2009 Executive Long Term Incentive Plan
      and the Diageo plc 2009 International Sharematch
                                                                Management For          Voted - For
 19. Approve Diageo plc 2009 Irish Sharesave Scheme             Management For          Voted - For
 20. Amend Diageo plc Executive Share Option Plan               Management For          Voted - For
 21. Amend Diageo plc 2008 Senior Executive Share Option
      Plan                                                      Management For          Voted - For
 22. Amend Diageo plc Senior Executive Share Option Plan        Management For          Voted - For
 23. Approve That a General Meeting Other Than an Annual
      General Meeting May Be Called on Not Less Than 14
      Clear Days' Notice                                        Management For          Voted - For
 24. Adopt New Articles of Association                          Management For          Voted - For
DNB NOR ASA (FRMLY DNB HOLDING ASA (FORMERLY DEN NORSKE BANK AS))
 CUSIP: R21874103
 Meeting Date: 11/19/09             Meeting Type: Special
 1.  Open Meeting                                               Management None         Non-Voting
 2.  Approve Notice of Meeting and Agenda                       Management For          Voted - For
 3.  Designate Inspector(s) of Minutes of Meeting               Management For          Voted - For
 4.  Approve Creation of up to NOK 14 Billion Pool of
      Capital with Preemptive Rights                            Management For          Voted - Against
 5.  Amend Articles Re: Convocation of General Meeting;
      Electronic Communication of Documents Pertaining to
      General Meetings                                          Management For          Voted - For
ENCANA CORPORATION
 CUSIP: 292505104       Ticker: ECA
 Meeting Date: 11/25/09             Meeting Type: Special
 1.  Approve Reorganization/Restructuring Plan to Create
      Two Companies                                             Management For          Voted - For
 2.  Approve Employee Stock Option Plan for Cenovus
      Energy Inc.                                               Management For          Voted - For
 3.  Approve Shareholder Rights Plan for Cenovus Energy
      Inc.                                                      Management For          Voted - For
FOMENTO DE CONSTRUCCIONES Y CONTRATAS, S.A.
 CUSIP: E52236143
 Meeting Date: 11/30/09             Meeting Type: Special
 1.  Approve Issuance of Shares without Preemptive
      Rights to Service Conversion Of Bonds Issued in the
      Amount of EUR 450 Million as Approved at the AGM
                                                          8


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                                               International Value Fund
 Proposal                                                   Proposed by Mgt. Position Registrant Voted
      Held In Jun. 18, 2008; Authorize Board to Carry Out
      All Necessary Acts                                        Management For          Voted - For
 2.  Approve Share Repurchase of Shares Program to
      Service Conversion of Bonds And Reduction in
      Capital Via Amortization fo Shares                        Management For          Voted - For
 3.  Authorize Board to Ratify and Execute Approved
      Resolutions                                               Management For          Voted - For
 4.  Approve Minutes of Meeting in Accordance with
      Articles 113 and 114 of the Spanish Bylaws                Management For          Voted - For
FOSTER'S GROUP LTD.
 CUSIP: Q3944W187       Ticker: FGL
 Meeting Date: 10/21/09             Meeting Type: Annual
 1.  Elect Max Gould as a Director                              Management For          Voted - For
 2.  Approve the Foster's Employee Share Grant Plan             Management For          Voted - For
 3.  Approve the Issuance of 343,000 Shares Based on a
      Share Price of A$5.25 Each to Ian Johnston Under
      the Long Term Incentive Plan in Respect of the
      2008/09 Financial Year                                    Management For          Voted - For
 4.  Approve the Issuance of 515,400 Shares Based on a
      Share Price of A$5.24 Each to Ian Johnston Under
      the Long Term Incentive Plan in Respect of the
      2009/10 Financial Year                                    Management For          Voted - For
 5.  Approve Remuneration Report for the Financial Year
      Ended June 30, 2009                                       Management For          Voted - For
FRASER AND NEAVE LIMITED
 CUSIP: Y2642C155
 Meeting Date: 01/28/10             Meeting Type: Annual
 1.  Adopt Financial Statements and Directors' and
      Auditors' Reports                                         Management For          Voted - For
 2.  Declare Final Dividend of SGD 0.105 Per Share              Management For          Voted - For
 3a. Reelect Timothy Chia Chee Ming as Director                 Management For          Voted - For
 3b. Reelect Simon Israel as Director                           Management For          Voted - For
 3c. Reelect Nicky Tan Ng Kuang as Director                     Management For          Voted - For
 4.  Approve Directors' Fees of SGD 2.55 Million for the
      Year Ending Sept. 30, 2010 (2009: SGD 2.55 Million)       Management For          Voted - For
 5.  Reappoint Auditors and Authorize Board to Fix Their
      Remuneration                                              Management For          Voted - For
 6.  Authorize Issuance of Equity or Equity-Linked
      Securities with Preemptive Rights                         Management For          Voted - For
 7.  Approve Issuance of Shares and Grant Options
      Pursuant to the Fraser and Neave, Ltd. Executives'
      Share Option Scheme 1999                                  Management For          Voted - Against
 8.  Approve Issuance of Shares and Grant Awards
      Pursuant to the F&N Restricted Share Plan and/or
      the F&N Performance Share Plan                            Management For          Voted - Against
 9.  Approve Fraser and Neave, Ltd. Scrip Dividend Scheme       Management For          Voted - For
 10. Authorize Share Repurchase Program                         Management For          Voted - For
 11. Other Business (Voting)                                    Management For          Voted - Against
                                                          9





                                               International Value Fund
 Proposal                                                   Proposed by Mgt. Position Registrant Voted
HANG LUNG GROUP LIMITED (FM. HANG LUNG DEVELOPMENT CO.).
 CUSIP: Y30148111
 Meeting Date: 10/20/09             Meeting Type: Annual
 1.  Accept Financial Statements and Statutory Reports          Management For          Voted - For
 2.  Approve Final Dividend                                     Management For          Voted - For
 3a. Reelect Laura Lok Yee Chen as Director                     Management For          Voted - Against
 3b. Reelect York Liao as Director                              Management For          Voted - For
 3c. Reelect Shang Shing Yin as Director                        Management For          Voted - For
 3d. Authorize Board to Fix the Remuneration of
      Directors                                                 Management For          Voted - For
 4.  Reappoint KPMG as Auditors and Authorize Board to
      Fix Their Remuneration                                    Management For          Voted - For
 5.  Authorize Repurchase of Up to 10 Percent of Issued
      Share Capital                                             Management For          Voted - For
 6.  Approve Issuance of Equity or Equity-Linked
      Securities without Preemptive Rights                      Management For          Voted - Against
 7.  Authorize Reissuance of Repurchased Shares                 Management For          Voted - Against
MACQUARIE INFRASTRUCTURE GROUP (INFRASTRUCTURE TRUST OF AUSTRAL
 CUSIP: Q5701N102       Ticker: MIG
 Meeting Date: 01/22/10             Meeting Type: Special
     Agenda for the General Meeting of Macquarie
      Infrastructure Trust (I)                                  Management
 1.  Approve the Restructure Proposal                           Management For          Voted - For
 2.  Approve the Amendment of the Constitution of
      Macquarie Infrastructure Trust (I)                        Management For          Voted - For
     Agenda for the General Meeting of Macquarie
      Infrastructure Trust (II)                                 Management
 2.  Approve the Amendment of the Constitution of
      Macquarie Infrastructure Trust (II)                       Management For          Voted - For
     Agenda for Macquarie Infrastructure Group
      International Ltd                                         Management
 2.  Approve the Amendment of the Bye-Laws                      Management For          Voted - For
 3.  Change Company Name to Intoll International Limited        Management For          Voted - For
 Meeting Date: 10/30/09             Meeting Type: Annual
     Agenda for Macquarie Infrastructure Trust (I)
      General Meeting                                           Management None         Non-Voting
 1.  Amend Constitution Relating to Responsible Entity
      Director Fees                                             Management For          Voted - For
 2.  Elect Mark Johnson as a Director of MIIML                  Management For          Voted - Against
     Agenda for Macquarie Infrastructure Trust (II)
      General Meeting                                           Management None         Non-Voting
     Agenda for Macquarie Infrastructure Group
      International Ltd Annual General Meeting                  Management None         Non-Voting
 1.  Receive, Consider, and Adopt the Financial
      Statements and Statutory Reports for the Fiscal
      Year Ended June 30, 2009                                  Management For          Voted - For
 2.  Approve PricewaterhouseCoopers as Auditors and
      Authorize Board to Fix Their Remuneration                 Management For          Voted - For
                                                          10





                                               International Value Fund
 Proposal                                                     Proposed by Mgt. Position Registrant Voted
 3.    Elect Peter Dyer as a Director                             Management   For        Voted - For
 4.    Elect Jeffrey Conyers as a Director                        Management   For        Voted - For
NATIONAL AUSTRALIA BANK LIMITED
 CUSIP: Q6534X101       Ticker: NAB
 Meeting Date: 12/17/09             Meeting Type: Annual
 1.    Receive the Financial Statements and Statutory
        Reports for the Financial Year Ended Sept. 30, 2009       Management   None       Non-Voting
 2(a). Approve the Selective Buy-Back of 600 Unpaid
        Preference Shares Which Forms Part of the 600
        Stapled Securities Issued by the Company on Sept.
        24, 2008                                                  Management   For        Voted - For
 2(b). Approve the Selective Reduction of Capital on 600
        Unpaid Preference Shares Which Forms Part of the
        600 Stapled Securities Issued by the Company On
        Sept. 24, 2008                                            Management   For        Voted - For
 2(c). Approve the Selective Buy-Back of 1,000 Unpaid
        Preference Shares Which Forms Part of the 1,000
        Stapled Securities Issued by the Company on Sept.
        30, 2009                                                  Management   For        Voted - For
 2(d). Approve the Selective Reduction of Capital on 1,000
        Unpaid Preference Shares Which Forms Part of the
        1,000 Stapled Securities Issued by the Company On
        Sept. 30, 2009                                            Management   For        Voted - For
 3.    Approve the Remuneration Report for the Financial
        Year Ended Sept. 30, 2009                                 Management   For        Voted - For
 4.    Approve the Grant of Shares Worth a Total of A$3.31
        Million to Cameron Clyne, Group Chief Executive
        Officer, under the Company's Short Term Incentive
        and Long Term Incentive Plans                             Management   For        Voted - For
 5(a). Approve the Grant of Shares Worth a Total of A$1.60
        Million to Mark Joiner, Executive Director, under
        the Company's Short Term Incentive and Long Term
        Incentive Plans                                           Management   For        Voted - For
 5(b). Approve the Grant of Shares Worth a Total of A$1.69
        Million to Michael Ullmer, Executive Director,
        under the Company's Short Term Incentive and Long
        Term Incentive Plans                                      Management   For        Voted - For
 6(a). Elect Michael Chaney as a Director                         Management   For        Voted - For
 6(b). Elect Paul Rizzo as a Director                             Management   For        Voted - For
 6(c). Elect Michael Ullmer as a Director                         Management   For        Voted - For
 6(d). Elect Mark Joiner as a Director                            Management   For        Voted - For
 6(e). Elect John Waller as a Director                            Management   For        Voted - For
       Shareholder Proposal                                       Management   None       Non-Voting
 6(f). Elect Stephen Mayne as a Director                          Share Holder Against    Voted - Against
NATIONAL GRID PLC
 CUSIP: G6375K151
 Meeting Date: 07/27/09             Meeting Type: Annual
 1.    Accept Financial Statements and Statutory Reports          Management   For        Voted - For
                                                            11





                                  International Value Fund
 Proposal                                                   Proposed by Mgt. Position Registrant Voted
 2.  Approve Final Dividend of 23 Pence Per Ordinary
      Share                                                     Management For          Voted - For
 3.  Re-elect Sir John Parker as Director                       Management For          Voted - For
 4.  Re-elect Steve Holliday as Director                        Management For          Voted - For
 5.  Re-elect Kenneth Harvey as Director                        Management For          Voted - For
 6.  Re-elect Steve Lucas as Director                           Management For          Voted - For
 7.  Re-elect Stephen Pettit as Director                        Management For          Voted - For
 8.  Re-elect Nick Winser as Director                           Management For          Voted - For
 9.  Re-elect George Rose as Director                           Management For          Voted - Against
 10. Reappoint PricewaterhouseCoopers LLP as Auditors of
      the Company                                               Management For          Voted - For
 11. Authorise Board to Fix Remuneration of Auditors            Management For          Voted - For
 12. Approve Remuneration Report                                Management For          Voted - For
 13. Authorise Issue of Equity or Equity-Linked
      Securities with Pre-emptive Rights Under a General
      Authority up to Aggregate Nominal Amount of GBP
      92,404,802 and an Additional Amount Pursuant to a
      Rights Issue of up to GBP 92,404,802                      Management For          Voted - Against
 14. Approve Scrip Dividend Program                             Management For          Voted - For
 15. Subject to the Passing of Resolution 14, Authorise
      the Directors to Capitalise the Appropriate Nominal
      Accounts of New Shares of the Company Alloted Under
      the Scrip Dividend Scheme                                 Management For          Voted - For
 16. Authorise Issue of Equity or Equity-Linked
      Securities without Pre-emptive Rights up to
      Aggregate Nominal Amount of GBP 13,860,720                Management For          Voted - For
 17. Authorise 243,269,786 Ordinary Shares for Market
      Purchase                                                  Management For          Voted - For
 18. Authorise the Directors to Call a General Meeting
      of the Company Other Than an Annual General Meeting
      on 14 Clear Days' Notice                                  Management For          Voted - For
 19. Adopt New Articles of Association                          Management For          Voted - For
 20. Adopt New Articles of Association                          Management For          Voted - For
NOKIA CORP.
 CUSIP: X61873133
 Meeting Date: 05/06/10 Meeting Type: Annual
 1.  Open Meeting                                               Management None         Non-Voting
 2.  Calling the Meeting to Order                               Management None         Non-Voting
 3.  Designate Inspector or Shareholder
      Representative(s) of Minutes of Meeting                   Management For           Did Not Vote
 4.  Acknowledge Proper Convening of Meeting                    Management For           Did Not Vote
 5.  Prepare and Approve List of Shareholders                   Management For           Did Not Vote
 6.  Receive Financial Statements and Statutory Reports,
      the Board's Report, And the Auditor's Report;
      Receive Review by the CEO                                 Management
 7.  Accept Financial Statements and Statutory Reports          Management For           Did Not Vote
 8.  Approve Allocation of Income and Dividends of EUR
      0.40 Per Share                                            Management For           Did Not Vote
                                                          12





                                               International Value Fund
 Proposal                                                   Proposed by Mgt. Position Registrant Voted
 9.   Approve Discharge of Board and President                  Management   For         Did Not Vote
 10.  Approve Remuneration of Directors in the Amount of
       EUR 440,000 for Chairman, EUR 150,000 for Vice
       Chairman, and EUR 130,000 for Other Directors;
       Approve Remuneration for Committee Work                  Management   For         Did Not Vote
 11.  Fix Number of Directors at 10                             Management   For         Did Not Vote
 12.  Reelect Lalita Gupte, Bengt Holmstrom, Henning
       Kagermann, Olli-Pekka Kallasvuo, Per Karlsson,
       Isabel Marey-Semper, Jorma Ollila, Marjorie
       Scardino, Risto Siilasmaa, and Keijo Suila as
       Directors                                                Management   For         Did Not Vote
 13.  Approve Remuneration of Auditors                          Management   For         Did Not Vote
 14.  Ratify PricewaterhouseCoopers Oy as Auditors              Management   For         Did Not Vote
 15.  Amend Articles Re: Amend Corporate Purpose; Amend
       Method of Convening General Meetings                     Management   For         Did Not Vote
 16.  Authorize Repurchase of up to 360 Million Issued
       Shares                                                   Management   For         Did Not Vote
 17.  Approve Issuance of up to 740 Million Shares
       without Preemptive Rights                                Management   For         Did Not Vote
 18.  Close Meeting                                             Management   None       Non-Voting
ROYAL BANK OF CANADA
 CUSIP: 780087102       Ticker: RY
 Meeting Date: 03/03/10             Meeting Type: Annual
 1.1. Elect W.G. Beattie as Director                            Management   For        Voted - For
 1.2. Elect D.T. Elix as Director                               Management   For        Voted - For
 1.3. Elect J.T. Ferguson as Director                           Management   For        Voted - For
 1.4. Elect P. Gauthier as Director                             Management   For        Voted - For
 1.5. Elect T.J. Hearn as Director                              Management   For        Voted - For
 1.6. Elect A.D. Laberge as Director                            Management   For        Voted - For
 1.7. Elect J. Lamarre as Director                              Management   For        Voted - For
 1.8. Elect B.C. Louie as Director                              Management   For        Voted - For
 1.9. Elect M.H. McCain as Director                             Management   For        Voted - For
 1.10. Elect G.M. Nixon as Director                             Management   For        Voted - For
 1.11. Elect D.P. O'Brien as Director                           Management   For        Voted - For
 1.12. Elect J.P. Reinhard as Director                          Management   For        Voted - For
 1.13. Elect E. Sonshine as Director                            Management   For        Voted - For
 1.14. Elect K.P. Taylor as Director                            Management   For        Voted - For
 1.15. Elect V.L. Young as Director                             Management   For        Voted - For
 2.   Ratify Deloitte & Touche LLP as Auditors                  Management   For        Voted - For
 3.   Advisory Vote on Executive Compensation Approach          Management   For        Voted - For
 4.   Submit to Shareholder Vote More Nominees Than There
       are Vacancies on the Board of Directors                  Share Holder Against    Voted - Against
 5.   Disclose Equity Ratio Between Total Compensation of
       the CEO, Five Named Officers and Average Total
       Employee Compensation                                    Share Holder Against    Voted - For
                                                          13





                                  International Value Fund
 Proposal                                                   Proposed by Mgt. Position Registrant Voted
SIEMENS AG
 CUSIP: D69671218
 Meeting Date: 01/26/10 Meeting Type: Annual
 1.  Receive Supervisory Board Report, Corporate
      Governance Report, Remuneration Report, and
      Compliance Report for Fiscal 2008/2009 (Non-Voting)       Management None         Non-Voting
 2.  Receive Financial Statements and Statutory Reports
      for Fiscal 2008/2009 (Non-Voting)                         Management None         Non-Voting
 3.  Approve Allocation of Income and Dividends of EUR
      1.60 per Share                                            Management For          Voted - For
 4a. Approve Discharge of Management Board Member Peter
      Loescher for Fiscal 2008/2009                             Management For          Voted - For
 4b. Approve Discharge of Management Board Member
      Wolfgang Dehen for Fiscal 2008/2009                       Management For          Voted - For
 4c. Approve Discharge of Management Board Member
      Heinrich Hiesinger for Fiscal 2008/2009                   Management For          Voted - For
 4d. Approve Discharge of Management Board Member Joe
      Kaeser for Fiscal 2008/2009                               Management For          Voted - For
 4e. Approve Discharge of Management Board Member
      Barbara Kux for Fiscal 2008/2009                          Management For          Voted - For
 4f. Approve Discharge of Management Board Member Jim
      Reid-Anderson for Fiscal 2008/2009                        Management For          Voted - For
 4g. Approve Discharge of Management Board Member
      Hermann Requardt for Fiscal Fiscal 2008/2009              Management For          Voted - For
 4i. Approve Discharge of Management Board Member Peter
      Solmssen for Fiscal 2008/2009                             Management For          Voted - For
 5a. Approve Discharge of Supervisory Board Member
      Gerhard Cromme for Fiscal 2008/2009                       Management For          Voted - For
 5b. Approve Discharge of Supervisory Board Member
      Berthold Huber for Fiscal 2008/2009                       Management For          Voted - For
 5c. Approve Discharge of Supervisory Board Member Ralf
      Heckmann for Fiscal 2008/2009                             Management For          Voted - For
 5d. Approve Discharge of Supervisory Board Member Josef
      Ackermann for Fiscal 2008/2009                            Management For          Voted - For
 5e. Approve Discharge of Supervisory Board Member
      Lothar Adler for Fiscal 2008/2009                         Management For          Voted - For
 5f. Approve Discharge of Supervisory Board Member
      Jean-Louis Beffa for Fiscal 2008/2009                     Management For          Voted - For
 5g. Approve Discharge of Supervisory Board Member Gerd
      von Brandenstein for Fiscal 2008/2009                     Management For          Voted - For
 5h. Approve Discharge of Supervisory Board Member
      Michael Diekmann for Fiscal 2008/2009                     Management For          Voted - For
 5i. Approve Discharge of Supervisory Board Member Hans
      Michael Gaul for Fiscal 2008/2009                         Management For          Voted - For
 5j. Approve Discharge of Supervisory Board Member Peter
      Gruss for Fiscal 2008/2009                                Management For          Voted - For
 5k. Approve Discharge of Supervisory Board Member
      Bettina Haller for Fiscal 2008/2009                       Management For          Voted - For
                                                          14





                                                International Value Fund
Proposal                                                   Proposed by Mgt. Position Registrant Voted
5l.  Approve Discharge of Supervisory Board Member
      Hans-Juergen Hartung for Fiscal 2008/2009                Management For          Voted - For
5m.  Approve Discharge of Supervisory Board Member Heinz
      Hawreliuk for Fiscal 2008/2009                           Management For          Voted - For
5n.  Approve Discharge of Supervisory Board Member
      Harald Kern for Fiscal 2008/2009                         Management For          Voted - For
5o.  Approve Discharge of Supervisory Board Member
      Nicola Leibinger-Kammueller For Fiscal 2008/2009         Management For          Voted - For
5p.  Approve Discharge of Supervisory Board Member
      Werner Moenius for Fiscal 2008/2009                      Management For          Voted - For
5q.  Approve Discharge of Supervisory Board Member Hakan
      Samuelsson for Fiscal 2008/2009                          Management For          Voted - For
5r.  Approve Discharge of Supervisory Board Member
      Dieter Scheitor for Fiscal 2008/2009                     Management For          Voted - For
5s.  Approve Discharge of Supervisory Board Member
      Rainer Sieg for Fiscal 2008/2009                         Management For          Voted - For
5t.  Approve Discharge of Supervisory Board Member
      Birgit Steinborn for Fiscal 2008/2009                    Management For          Voted - For
5u.  Approve Discharge of Supervisory Board Member Lord
      Iain Vallance of Tummel for Fiscal 2008/2009             Management For          Voted - For
5v.  Approve Discharge of Supervisory Board Member
      Sibylle Wankel for Fiscal 2008/2009                      Management For          Voted - For
6.   Approve Remuneration System for Management Board
      Members                                                  Management For          Voted - For
7a.  Ratify Ernst & Young GmbH as Auditors for Fiscal
      2009/2010                                                Management For          Voted - For
7b.  Ratify Ernst & Young GmbH as Auditors for the
      Inspection of the
8.   Authorize Share Repurchase Program and Reissuance
      or Cancellation of Repurchased Shares                    Management For          Voted - For
9.   Authorize Use of Financial Derivatives of up to 5
      Percent of Issued Share Capital when Repurchasing
      Shares                                                   Management For          Voted - For
10.  Approve Issuance of Warrants/Bonds with Warrants
      Attached/Convertible Bonds without Preemptive
      Rights up to Aggregate Nominal Amount of EUR 15
      Billion; Approve Creation of EUR 600 Million Pool
      of Capital to Guarantee Conversion Rights                Management For          Voted - Against
11.  Amend Articles Re: Convocation of, Participation
      in, Video and Audio Transmission of, and Exercise
      of Voting Rights at General Meeting; Other
      Statutory Changes due to New German Legislation
      (Law on Transposition of EU Shareholder's Rights
      Directive)                                               Management For          Voted - For
12a. Approve Settlement Agreement Between Siemens AG and
      Karl-Hermann Baumann Concluded on Dec. 2, 2009           Management For          Voted - For
12b. Approve Settlement Agreement Between Siemens AG and
      Johannes Feldmayer Concluded on Dec. 2, 2009             Management For          Voted - For
12c. Approve Settlement Agreement Between Siemens AG and
      Klaus Kleinfeld Concluded on Dec. 2, 2009                Management For          Voted - For
12d. Approve Settlement Agreement Between Siemens AG and
      Edward Krubasik Concluded on Dec. 2, 2009                Management For          Voted - For
                                                         15





                                  International Value Fund
 Proposal                                                    Proposed by Mgt. Position        Registrant Voted
 12e. Approve Settlement Agreement Between Siemens AG and
       Rudi Lamprecht Concluded on Dec. 2, 2009                  Management   For               Voted - For
 12f. Approve Settlement Agreement Between Siemens AG and
       Heinrich von Pierer Concluded on Dec. 2, 2009             Management   For               Voted - For
 12g. Approve Settlement Agreement Between Siemens AG and
       Juergen Radomski Concluded on Dec. 2, 2009                Management   For               Voted - For
 12h. Approve Settlement Agreement Between Siemens AG and
       Uriel Sharef Concluded on Dec. 2, 2009                    Management   For               Voted - For
 12i. Approve Settlement Agreement Between Siemens AG and
       Klaus Wucherer Concluded on Dec. 2, 2009                  Management   For               Voted - For
 13.  Approve Settlement Between Siemens AG and Group of
       D&O Liability and Indemnification Insurers
       Concluded on Dec. 2, 2009                                 Management   For               Voted - For
 Shareholder Proposals Submitted by Verein von Belegschaftsaktionaeren in der Siemens AG e.V.
 14.  Approve Amendments to Remuneration of Supervisory
       Board                                                     Share Holder Against           Voted - Against
 15.  Amend Corporate Purpose                                    Share Holder Against           Voted - Against
SINOTRANS LTD.
 CUSIP: Y6145J104
 Meeting Date: 07/29/09 Meeting Type: Special
 1.   Elect Mok, Chi Ming Victor as Non-Executive Director       Management   For               Voted - Against
 Meeting Date: 09/02/09 Meeting Type: Special
 1.   Approve Connected Transaction with a Related Party
       and Related Annual Caps                                   Management   For               Voted - For
 Meeting Date: 12/23/09 Meeting Type: Special
 1.   Reappoint PricewaterhouseCoopers and
       PricewaterhouseCoopers Zhong Tian CPAs Co. Ltd. as
       International and PRC Auditors, Respectively              Management   For               Voted - Against
 2.   Allow Distribution of Corporate Communication to H
       Shareholders Through The Company's Website                Management   For               Voted - For
 3.   Amend Articles Re: Corporate Communications                Management   For               Voted - For
SOCIETE GENERALE
 CUSIP: F8587L150
 Meeting Date: 07/06/09 Meeting Type: Annual/Special
      Ordinary Business                                          Management   None              Non-Voting
 1.   Ratify Appointment of Frederic Oudea as Director           Management   For               Voted - For
 2.   Approve Remuneration of Directors in the Aggregate
       Amount of EUR 1.03 Million From Fiscal Year 2009          Management   For               Voted - For
      Special Business                                           Management   None              Non-Voting
 3.   Amend Terms of Preferred Stock (Class B) Re:
       Remuneration Rate, and Amend Bylaws Accordingly           Management   For               Voted - For
 4.   Authorize Filing of Required Documents/Other
       Formalities                                               Management   For               Voted - For
                                                           16





                                               International Value Fund
 Proposal                                                    Proposed by Mgt. Position Registrant Voted
SOMPO JAPAN INSURANCE INC.
 CUSIP: J96964119       Ticker: 8755
 Meeting Date: 12/22/09             Meeting Type: Special
 1.   Approve Formation of Joint Holding Company with
       Nipponkoa Insurance Co.                                   Management For          Voted - For
 2.   Amend Articles To Delete References to Record Date         Management For          Voted - For
STORA ENSO OYJ (FORMERLY ENSO OY)
 CUSIP: X21349117
 Meeting Date: 03/31/10             Meeting Type: Annual
 1.   Open Meeting                                               Management None         Non-Voting
 2.   Calling the Meeting to Order                               Management None         Non-Voting
 3.   Designate Inspector or Shareholder
       Representative(s) of Minutes of Meeting                   Management For           Did Not Vote
 4.   Acknowledge Proper Convening of Meeting                    Management For           Did Not Vote
 5.   Prepare and Approve List of Shareholders                   Management For           Did Not Vote
 6.   Receive Financial Statements and Statutory Reports;
       Receive Board's and Auditor's Report; Receive CEO's
       Report                                                    Management
 7.   Accept Financial Statements and Statutory Reports          Management For           Did Not Vote
 8.   Approve Allocation of Income and Dividends of EUR
       0.20 Per Share                                            Management For           Did Not Vote
 9.   Approve Discharge of Board and President                   Management For           Did Not Vote
 10.  Approve Remuneration of Directors in the Amount of
       EUR 135,000 for Chairman, EUR 85,000 for Vice
       Chairman, and EUR 60,000 for Other Directors;
       Approve Remuneration for Committee Work                   Management For           Did Not Vote
 11.  Fix Number of Directors at Eight                           Management For           Did Not Vote
 12.  Reelect Gunnar Brock (Chairman), Birgitta Kantola,
       Juha Rantanen (Vice Chairman), Hans Straberg, Matti
       Vuoria, and Marcus Wallenberg as Directors; Elect
       Carla Grasso and Mikael Makinen as New Directors          Management For           Did Not Vote
 13.  Approve Remuneration of Auditors                           Management For           Did Not Vote
 14.  Ratify Deloitte & Touche Oy as Auditors                    Management For           Did Not Vote
 15.  Elect Members of Nominating Committee                      Management For           Did Not Vote
 16.  Amend Articles Re: Notification of General Meeting         Management For           Did Not Vote
 17.  Presentation of Minutes of the Meeting                     Management None         Non-Voting
 18.  Close Meeting                                              Management None         Non-Voting
TSURUHA HOLDINGS INC.
 CUSIP: J9348C105       Ticker: 3391
 Meeting Date: 08/12/09             Meeting Type: Annual
 1.   Amend Articles To Reflect Digitalization of Share
       Certificates - Amend Business Lines                       Management For          Voted - For
 2.1. Elect Director                                             Management For          Voted - For
                                                           17





                                    International Value Fund
 Proposal                                                   Proposed by Mgt. Position Registrant Voted
 2.2. Elect Director                                            Management For          Voted - For
 2.3. Elect Director                                            Management For          Voted - For
 2.4. Elect Director                                            Management For          Voted - For
 2.5. Elect Director                                            Management For          Voted - For
 2.6. Elect Director                                            Management For          Voted - For
 2.7. Elect Director                                            Management For          Voted - For
 2.8. Elect Director                                            Management For          Voted - Against
 3.   Appoint Statutory Auditor                                 Management For          Voted - Against
 4.   Approve Payment of Annual Bonuses to Directors and
       Statutory Auditors                                       Management For          Voted - For
UNITED UTILITIES GROUP PLC
 CUSIP: G92755100
 Meeting Date: 07/24/09   Meeting Type: Annual
 1.   Accept Financial Statements and Statutory Reports         Management For          Voted - For
 2.   Approve Final Dividend of 22.03 Pence Per Ordinary
       Share                                                    Management For          Voted - For
 3.   Approve Remuneration Report                               Management For          Voted - For
 4.   Re-elect Philip Green as Director                         Management For          Voted - Against
 5.   Re-elect Paul Heiden as Director                          Management For          Voted - For
 6.   Re-elect Andrew Pinder as Director                        Management For          Voted - For
 7.   Reappoint Deloitte LLP as Auditors of the Company         Management For          Voted - For
 8.   Authorise Board to Fix Remuneration of Auditors           Management For          Voted - For
 9.   Authorise Issue of Equity or Equity-Linked
       Securities with Pre-emptive Rights up to Aggregate
       Nominal Amount of GBP 11,358,093                         Management For          Voted - For
 10.  Authorise Issue of Equity or Equity-Linked
       Securities without Pre-emptive Rights up to
       Aggregate Nominal Amount of GBP 1,703,714                Management For          Voted - For
 11.  Authorise 68,148,563 Ordinary Shares for Market
       Purchase                                                 Management For          Voted - For
 12.  Approve That a General Meeting Other Than an Annual
       General Meeting May Be Called on Not Less Than 14
       Clear Days' Notice                                       Management For          Voted - For
 13.  Auth. Company and Subsidiaries to Make EU Political
       Donations to Political Parties and/or Independent
       Election Candidates up to GBP 50,000, to Political
       Org. Other Than Political Parties up to GBP 50,000
       and Incur EU Political Expenditure up to GBP 5           Management For          Voted - For
VALE S.A.
 CUSIP: P2605D109
 Meeting Date: 01/22/10   Meeting Type: Special
 1.   Ratify Nomination of Alternate Member of Board of
       Directors                                                Management For          Voted - For
 2.   Approve Agreement to Absorb Mineracao Estrela de
       Apolo and Mineracao Vale Corumba                         Management For          Voted - For
 3.   Appoint Domingues e Pinho Contadores to Appraise
       Proposed Merger                                          Management For          Voted - For
                                                          18





                                   International Value Fund
 Proposal                                                   Proposed by Mgt. Position Registrant Voted
 4.  Approve Appraisal of Proposed Merger                       Management For          Voted - For
 5.  Approve Absorption of Mineracao Estrela de Apolo
      and Mineracao Vale Corumba                                Management For          Voted - For
VODAFONE GROUP PLC
 CUSIP: G93882135
 Meeting Date: 07/28/09  Meeting Type: Annual
 1.  Accept Financial Statements and Statutory Reports          Management For          Voted - For
 2.  Re-elect Sir John Bond as Director                         Management For          Voted - For
 3.  Re-elect John Buchanan as Director                         Management For          Voted - For
 4.  Re-elect Vittorio Colao as Director                        Management For          Voted - For
 5.  Elect Michel Combes as Director                            Management For          Voted - For
 6.  Re-elect Andy Halford as Director                          Management For          Voted - For
 7.  Re-elect Alan Jebson as Director                           Management For          Voted - For
 8.  Elect Samuel Jonah as Director                             Management For          Voted - For
 9.  Re-elect Nick Land as Director                             Management For          Voted - For
 10. Re-elect Anne Lauvergeon as Director                       Management For          Voted - For
 11. Re-elect Simon Murray as Director                          Management For          Voted - For
 12. Elect Stephen Pusey as Director                            Management For          Voted - For
 13. Re-elect Luc Vandevelde as Director                        Management For          Voted - For
 14. Re-elect Anthony Watson as Director                        Management For          Voted - For
 15. Re-elect Philip Yea as Director                            Management For          Voted - For
 16. Approve Final Dividend of 5.20 Pence Per Ordinary
      Share                                                     Management For          Voted - For
 17. Approve Remuneration Report                                Management For          Voted - For
 18. Reappoint Deloitte LLP as Auditors of the Company          Management For          Voted - For
 19. Authorise the Audit Committee to Fix Remuneration
      of Auditors                                               Management For          Voted - For
 20. Authorise Issue of Equity or Equity-Linked
      Securities with Pre-emptive Rights up to Aggregate
      Nominal Amount of USD 1,193,532,658                       Management For          Voted - For
 21. Subject to the Passing of Resolution 20, Authorise
      Issue of Equity or Equity-Linked Securities without
      Pre-emptive Rights up to Aggregate Nominal Amount
      of USD 330,323,367                                        Management For          Voted - For
 22. Authorise 5,200,000,000 Ordinary Shares for Market
      Purchase                                                  Management For          Voted - For
 23. Adopt New Articles of Association                          Management For          Voted - For
 24. Approve That a General Meeting Other Than an Annual
      General Meeting May Be Called on Not Less Than 14
      Clear Days' Notice                                        Management For          Voted - For
YUE YUEN INDUSTRIAL (HOLDINGS) LTD
 CUSIP: G98803144
 Meeting Date: 03/03/10  Meeting Type: Annual
 1.  Accept Financial Statements and Statutory Reports          Management For          Voted - For
 2.  Approve Final Dividend of HK$0.55 Per Share                Management For          Voted - For
 3a. Reelect Kuo Tai Yu as Director                             Management For          Voted - Against
 3b. Reelect Chan Lu Min as Director                            Management For          Voted - Against
                                                          19





                                International Value Fund
 Proposal                                                           Proposed by Mgt. Position Registrant Voted
 3c. Reelect Tsai Pei Chun, Patty as Director                           Management For          Voted - Against
 3d. Reelect Kuo Li Lien as Director                                    Management For          Voted - Against
 3e. Reelect Liu Len Yu as Director                                     Management For          Voted - For
 3f. Authorize Board to Fix Remuneration of Directors                   Management For          Voted - For
 4.  Appoint Auditors and Authorize Board to Fix Their
      Remuneration                                                      Management For          Voted - Against
 5a. Approve Issuance of Equity or Equity-Linked
      Securities without Preemptive Rights                              Management For          Voted - Against
 5b. Authorize Repurchase of Up to 10 Percent of Issued
      Share Capital                                                     Management For          Voted - For
 5c. Authorize Reissuance of Repurchased Shares                         Management For          Voted - Against
YUE YUEN INDUSTRIAL (HOLDINGS) LTD
 Security: G98803144
 Meeting Type: Annual Meeting Date: 03-Mar-2010
 1   Please Note That the Shareholders Are
      Allowed to Vote In Favor or Against Only
      For All Resolutions. Thank You.                                   Management None         Non-Voting
 2   Receive and Approve the Audited Financial Statements And
      The Reports of the Directors and the Auditors for the YE 30
      SEP 2009                                                          Management For          Voted - For
 3   Declare A Final Dividend of HKD 0.55 Per Share for the YE
      30 SEP 2009                                                       Management For          Voted - For
 4   Re-Elect Mr. Kuo Tai Yu as A Director                              Management For          Voted - For
 5   Re-Elect Mr. Chan Lu Min as A Director                             Management For          Voted - For
 6   Re-Elect Ms. Tsai Pei Chun, Patty as A Director                    Management For          Voted - For
 7   Re-Elect Ms. Kuo Li Lien as A Director                             Management For          Voted - For
 8   Re-Elect Dr. Liu Len Yu as A Director                              Management For          Voted - For
 9   Authorize the Board of Directors to Fix the Remuneration Of
      The Directors                                                     Management For          Voted - For
 10  Appoint the Auditors and Authorize the Board of Directors To
      Fix Their                                                         Management For          Voted - For
 11  Authorize the Directors of the Company, During The
      Relevant Period as Specified Below , to Allot, Issue and Deal
      With Additional Shares In the Capital of the Company and To
      Make or Grant Offers, Agreements and Options Which Might
      Require the Exercise of Such Power; the Aggregate Nominal
      Amount of Share Capital Allotted or Agreed Conditionally Or
      Unconditionally to Be Allotted Whether Pursuant to an Option
      Or Otherwise by the Directors of the Company Pursuant To
      The Approval In This Resolution, Otherwise Than Pursuant to A
      Rights Issue as Specified CONTD.                                  Management For          Voted - For
 12  Contd. or the Exercise of the Subscription Rights Under The
      Share Option Scheme of the Company, Shall Not Exceed
      10% of the Aggregate Nominal Amount of the Share Capital
      Of the Company In Issue at the Close of Business On The
      Date of This Resolution and the Said Approval Shall Be Limited
      Accordingly; and Authority Expires the Earlier of The
      Conclusion of the Next AGM of the Company Following The
      Passing of This Resolution at Which Time It Shall Lapse Unless,
      By Ordinary Resolution Passed at That Meeting, the Authority
                                                            20





                                  International Value Fund
 Proposal                                                         Proposed by Mgt. Position Registrant Voted
     Is Renewed, Either Unconditionally or Subject to Conditions;
     Or the Revocation or Variation of the Authority Given Under
     This Resolution by an Ordinary Resolution of the Shareholders
     Of the Company In General Meeting                                Management None         Non-Voting
 13 Authorize the Directors of the Company, During The
     Relevant Period as Specified Below , to Purchase Its Own
     Shares, Subject to and In Accordance With All Applicable
     Laws; the Aggregate Nominal Amount of Shares of The
     Company Purchased or Agreed Conditionally Or
     Unconditionally to Be Purchased by the Company Pursuant
     To the Approval In This Resolution Shall Not Exceed 10% Of
     The Aggregate Nominal Amount of the Share Capital of The
     Company In Issue as at the Date of This Resolution and The
     Said Approval Be Limited Accordingly; and Authority Expires
     The Earlier of the Conclusion of the Next AGM of The
     Company Following the Passing of This Resolution at Which
     Time It Shall Lapse Unless, by Ordinary Resolution Passed At
     That Meeting, the Authority Is Renewed, Either Unconditionally
     Or Subject to Conditions; or the Revocation or Variation of The
     Authority Given Under This Resolution by an Ordinary
     Resolution of the Shareholders of the Company                    Management For          Voted - For
 14 Approve, Conditional Upon the Resolution Designated 5.B In
     The Notice of General Meeting Being Passed With or Without
     Amendments , the Aggregate Nominal Amount of the Number
     Of Shares In the Capital of the Company Which Are
     Repurchased by the Company Under the Authority Granted To
     The Directors of the Company as Mentioned In That
     Resolution Shall Be Added to the Aggregate Nominal Amount
     Of Share Capital of the Company That May Be Allotted Or
     Agreed Conditionally or Unconditionally to Be Allotted by The
     Directors of the Company Pursuant to the Resolution
     Designated 5.A In the Notice of General Meeting of The
     Company                                                          Management For          Voted - For
 15 Please Note That This Is A Revision Due To
     Receipt of Conservative Record Date. If You
     Have Already Sent In Your Votes, Please Do
     Not Return This Proxy Form Unless You
     Decide to Amend Your Original Instructions.
     Thank You.                                                       Management None         Non-Voting
AHLSTROM OYJ
 Security: X0002C121
 Meeting Type: Annual   Meeting Date: 31-Mar-2010
 1  Market Rules Require Disclosure Of
     Beneficial Owner Information for All Voted
     Accounts. If an Account Has Multiple
     Beneficial Owners, You Will Need to Provide
     The Breakdown of Each Beneficial Owner
     Name, Address and Share Position to Your
     Client Service Representative. This
     Information Is Required In Order for Your
     Vote to Be Lodged                                                Management None         Non-Voting
 2  Opening of the Meeting and Address of the Chairman of The
     Board of Directors                                               Management None         Non-Voting
                                                                21





                                     International Value Fund
 Proposal                                                          Proposed by Mgt. Position Registrant Voted
 3  Calling the Meeting to Order                                       Management None         Non-Voting
 4  Election of Persons to Scrutinize the Minutes and To
     Supervise the Counting                                            Management None         Non-Voting
 5  Legality and Quorum of the Meeting                                 Management None         Non-Voting
 6  Recording the Attendance at the Meeting and Adoption Of
     The List of Vote                                                  Management For          Did Not Vote
 7  Presentation of the Financial Statements, Group Financial
     Statements, the Report of the Board of Directors and The
     Auditor's Report and Review by the Chief Executive Officer        Management None         Non-Voting
 8  Approve the Accounts                                               Management For          Did Not Vote
 9  Approve to Pay A Dividend of EUR 0.55 Per Share                    Management For          Did Not Vote
 10 Approve to Donate A Maximum of EUR 500,000 to Finnish
     Universities                                                      Management For          Did Not Vote
 11 Grant Discharge From Liability                                     Management For          Did Not Vote
 12 Approve the Remuneration for Board Members                         Management For          Did Not Vote
 13 Approve the Number of Board Members                                Management For          Did Not Vote
 14 Re-Elect T. Ahlstrom, S. Bondestam, A. Moberg, P.
     Seligson and B. Paulig and Election of L. J. Cross as The
     Members of the Board                                              Management For          Did Not Vote
 15 Approve the Remuneration for the Auditor                           Management For          Did Not Vote
 16 Election of PricewaterhouseCoopers OY as the Auditor               Management For          Did Not Vote
 17 Authorize the Board to Decide On the Acquiring And
     Disposing of the Company's Own Shares                             Management For          Did Not Vote
 18 Amend Articles 3 and 9 of Articles of Association                  Management For          Did Not Vote
 19 Closing of the Meeting                                             Management None         Non-Voting
STORA ENSO OYJ, HELSINKI
 Security: X21349117
 Meeting Type: Annual      Meeting Date: 31-Mar-2010
 1  Market Rules Require Disclosure Of
     Beneficial Owner Information for All Voted
     Accounts. If an Account Has Multiple
     Beneficial Owners, You Will Need to Provide
     The Breakdown of Each Beneficial Owner
     Name, Address and Share Position to Your
     Client Service Representative. This
     Information Is Required In Order for Your
     Vote to Be Lodged                                                 Management None         Non-Voting
 2  Opening of the Meeting                                             Management None         Non-Voting
 3  Matters of Order for the Meeting                                   Management None         Non-Voting
 4  Election of Persons to Confirm the Minutes and to Supervise
     The Counting of Votes                                             Management None         Non-Voting
 5  Recording the Legality of the Meeting                              Management None         Non-Voting
 6  Recording the Attendance at the Meeting and Adoption Of
     The List of Votes                                                 Management None         Non-Voting
 7  Presentation of the Annual Accounts and the Report of The
     Board of Directors and the Auditor's Report for the Year 2009     Management None         Non-Voting
 8  Adopt the Accounts                                                 Management For          Voted - For
 9  Approve to Pay EUR 0.20 Per Share as Capital Return                Management For          Voted - For
 10 Grant Discharge From Liability                                     Management For          Voted - For
 11 Approve the Remuneration of Board Members                          Management For          Voted - For
                                                                 22





                                     International Value Fund
 Proposal                                                        Proposed by Mgt. Position Registrant Voted
 12 Approve the Number of Board Members                              Management For          Voted - For
 13 Re-Elect Messrs. G. Brock, B.Kantola, J. Rantanen,
     H.Straberg, M.Vuoria, M. Wallenberg as the Board
     Members and Elect C. Grasso and M. Makinen as the New
     Members of Board                                                Management For          Voted - For
 14 Approve the Remuneration of Auditor                              Management For          Voted - For
 15 Re-Elect Authorized Public Accountants Deloitte And
     Touche Oy as A Auditor                                          Management For          Voted - For
 16 Appoint the Nomination Committee                                 Management For          Voted - For
 17 Amend the Articles of Association                                Management For          Voted - For
 18 Decision Making Order                                            Management None         Non-Voting
 19 Closing of Meeting                                               Management None         Non-Voting
SES S.A., LUXEMBOURG
 Security: L8300G135
 Meeting Type: Annual      Meeting Date: 01-Apr-2010
 1  Attendance List, Quorum and Adoption of the Agenda               Management For          Voted - For
 2  Approve the Nomination of A Secretary and of Two
     Scrutineers                                                     Management For          Voted - For
 3  Approve the Presentation by the Chairman of the Board Of
     Directors of the 2009 Activities Report of the Board            Management For          Voted - For
 4  Approve the Presentation On the Main Developments During
     2009 and Perspectives                                           Management For          Voted - For
 5  Approve the Presentation of the 2009 Financial Statements        Management For          Voted - For
 6  Approve the Presentation of the Audit Report                     Management For          Voted - For
 7  Approve the Balance Sheet as of 31 DEC 2009 and of The
     2009 Profit and Loss Accounts                                   Management For          Voted - For
 8  Approve the Decision On Allocation of 2009 Profits               Management For          Voted - For
 9  Approve the Transfers Between Reserve Accounts                   Management For          Voted - For
 10 Grant Discharge to the Members of the Board of Directors         Management For          Voted - For
 11 Grant Discharge to the Auditor                                   Management For          Voted - For
 12 Appointment of the Auditor for the Year 2010 and Determine
     Its Remuneration                                                Management For          Voted - For
 13 Election of A New Board Member                                   Management For          Voted - For
 14 Approve the Resolution On Company Acquiring Own Fdrs
     And/Or Own A, or B Shares                                       Management For          Voted - For
 15 Approve to Determine the Remuneration of the Directors As
     Follows: for the Attendance at A Meeting of the Board Of
     Directors or of A Committee Set Up by the Board, The
     Directors Shall Receive A Remuneration of EUR 1,600; This
     Remuneration Is the Same for the Vice-Chairman and The
     Chairman; A Director Participating by Telephone at A
     Meeting of the Board or of A Committee Set Up by The
     Board, Shall Receive A Remuneration of EUR 800 for That
     Meeting; Each Director Shall Receive A Remuneration of EUR
     40,000 Per Year, Regardless of the Number of Attendances At
     Meetings; the Vice-Chairman Shall Receive EUR 48,000 Per
     Year and the Chairman of the Board Shall Receive EUR
     10,000 Per Year; A Director, Other Than the Chairman of The
     Board of Directors, Chairing One of the Committees Setup By
     The Board Shall Receive an Additional Remuneration of EUR
     8,000 Per Year; All the Amounts Contained In the Present
                                                                 23





                                  International Value Fund
 Proposal                                                       Proposed by Mgt. Position Registrant Voted
     Resolution Will Be Net of Any Luxembourgish Withholding Tax
     On Directors' Fees                                             Management For          Voted - For
 16 Miscellaneous                                                   Management None         Non-Voting
 17 Please Note That This Is A Revision Due To
     Insertion of Addition Text In the Resolution
     15. If You Have Already Sent In Your Votes,
     Please Do Not Return This Proxy Form Unless
     You Decide to Amend Your Original
     Instructions. Thank You.                                       Management None         Non-Voting
SCHWEIZERISCHE RUECKVERSICHERUNGS-GESELLSCHAFT AG
 Security: H84046137
 Meeting Type: Ordinary Meeting Date: 07-Apr-2010
 1  Blocking of Registered Shares Is Not A Legal
     Requirement In the Swiss Market, Specific
     Policies at the Individual Sub-Custodians May
     Vary. Upon Receipt of the Voting Instruction,
     It Is Possible That A Marker May Be Placed On
     Your Shares to Allow for Reconciliation And
     Re-Registration Following A Trade. If You
     Have Concerns Regarding Your Accounts,
     Please Contact Your Client Service
     Representative.                                                Management None         Non-Voting
 2  Please Note That This Is the Part Ii of The
     Meeting Notice Sent Under Meeting 669341,
     Including the Agenda. to Vote In the Upcoming
     Meeting, Your Name Must Be Notified to The
     Company Registrar as Beneficial Owner
     Before the Re-Registration Deadline. Please
     Note That Those Instructions That Are
     Submitted After the Cutoff Date Will Be
     Processed On A Best Effort Basis. Thank You.                   Management None         Non-Voting
 3  Approve the Compensation Report of 2009                         Management For          Voted - For
 4  Approve the Annual Report, and the Consolidated Financial
     Statements for the 2009 FY                                     Management For          Voted - For
 5  Approve That the Disposable Profit for 2009 of Swiss
     Reinsurance Company Ltd (Parent Company) Be Allocated
     As Follows: Retained Earnings Brought Forward From Previous
     Year: CHF 42,852,555; 2009 Net Profit for the Year: CHF
     1,070,068,181; Disposable Profit: CHF 1,112,920,736;
     Allocation of Profit: Dividend: CHF 342,707,001;
     Allocation To Reserves: CHF 720,000,000; and Balance
     Carried Forward: CHF 50,213,735                                Management For          Voted - For
 6  Grand Discharge to the Members of the Board of Directors
     For 2009                                                       Management For          Voted - For
 7  Approve to Increase the Company's Current Conditional
     Capital for Employee Participation by CHF 1,093,084.50
     From CHF 602,494.70 to CHF 1,695,579.20 and Amend
     Article 3b Paragraph 1 of the Articles of Association          Management For          Voted - For
 8  Amend Article 6 of the Articles of Association Regarding The
     Form of the Shares                                             Management For          Voted - For
                                                              24





                                     International Value Fund
 Proposal                                                         Proposed by Mgt. Position Registrant Voted
 9  Amend the Articles of Association to Include A New Article
     22a In Order to Facilitate the Election of A Special Auditor     Management For          Voted - For
 10 Re-Elect Walter B. Kielholz to the Board of Directors for A
     Three-Year Term of Office                                        Management For          Voted - For
 11 Re-Elect Robert A. Scott to the Board of Directors for A Two-
     Year Term of Office                                              Management For          Voted - For
 12 Elect Malcolm D. Knight as A New Non-Executive,
     Independent Member of the Board of Directors for A Three-
     Year Term of Office                                              Management For          Voted - For
 13 Elect Carlos E. Represas as A New Non-Executive,
     Independent Member of the Board of Directors for A Three-
     Year Term of Office                                              Management For          Voted - For
 14 Elect Jean-Pierre Roth as A New Non-Executive,
     Independent Member of the Board of Directors for A Three-
     Year Term of Office                                              Management For          Voted - For
 15 Re-Elect PricewaterhouseCoopers Limited, Zurich, (Pwc)
     As the Auditor for A Term of Office of One Year                  Management For          Voted - For
 16 Elect OBT AG, Zurich, as the Special Auditor, for A Term Of
     Office of Three Years                                            Management For          Voted - For
TNT NV, 'S GRAVENHAGE
 Security: N86672107
 Meeting Type: Annual      Meeting Date: 08-Apr-2010
 1  Please Note That Blocking Conditions For
     Voting at This General Meeting Are Relaxed
     As There Is A Registration Deadline/Record
     Date Associated With This Meeting. Thank You.                    Management None         Non-Voting
 2  Opening and Announcements                                         Management None         Non-Voting
 3  Presentation On 2009 Performance by Mr M.P. Bakker,
     Chief Executive Officer                                          Management None         Non-Voting
 4  Update and Discussion On Strategy Vision 2015                     Management None         Non-Voting
 5  Annual Report 2009                                                Management None         Non-Voting
 6  Discussion of the Corporate Governance Chapter In The
     Annual Report 2009, Chapter 11                                   Management None         Non-Voting
 7  Adopt the 2009 Financial Statements                               Management For          Voted - For
 8  Discussion of the Reserves and Dividend Guidelines                Management None         Non-Voting
 9  Approve the Determination and Distribution of Dividend In
     Cash or In Shares                                                Management For          Voted - For
 10 Approve the Release From Liability of the Members of The
     Board of Management                                              Management For          Voted - For
 11 Approve the Release From Liability of the Members of The
     Supervisory Board                                                Management For          Voted - For
 12 Approve the Remuneration Policy of the Board Of
     Management                                                       Management For          Voted - For
 13 Announcement of Vacancies In the Supervisory Board                Management None         Non-Voting
 14 Opportunity for the General Meeting to Make
     Recommendations for the Re Appointment of Members of
     The Supervisory Board                                            Management None         Non-Voting
 15 Announcement by the Supervisory Board of the Persons
     Nominated for Re Appointment                                     Management None         Non-Voting
                                                                 25





                                      International Value Fund
 Proposal                                                       Proposed by Mgt. Position Registrant Voted
 16 Reappoint Mr. R. King as A Member of the Supervisory
     Board                                                          Management For          Voted - For
 17 Appointment of Mr. J. Wallage as A Member of The
     Supervisory Board                                              Management For          Voted - For
 18 Announcement of Vacancies In the Supervisory Board As
     Per the Close of the AGM of Shareholders In 2011               Management None         Non-Voting
 19 Announcement of the Intention of the Supervisory Board To
     Reappoint Mr. C.H. Van Dalen as A Member of the Board
     Of Management                                                  Management None         Non-Voting
 20 Approve to Maintain the Large Company Regime at the Level
     Of TNT N.V                                                     Management For          Voted - For
 21 Approve the Extension of the Designation of the Board Of
     Management as Authorized Body to Issue Ordinary Shares         Management For          Voted - For
 22 Approve the Extension of the Designation of the Board Of
     Management as Authorized Body to Limit or Exclude the Pre
     Emptive Right Upon the Issue of Ordinary Shares                Management For          Voted - For
 23 Authorize the Board of Management to Have the Company
     Acquire Its Own Shares                                         Management For          Voted - For
 24 Approve the Reduction of the Issued Capital by Cancellation
     Of Own Shares                                                  Management For          Voted - For
 25 Announcement of the Main Conclusions of the Board Of
     Management and the Audit Committee From the 3 Yearly
     Assessment of the Functioning of the External Auditor          Management None         Non-Voting
 26 Questions                                                       Management None         Non-Voting
 27 Close                                                           Management None         Non-Voting
VOLVO AKTIEBOLAGET
 Security: 928856301
 Meeting Type: Annual       Meeting Date: 14-Apr-2010
 1  Important Market Processing Requirement: A
     Beneficial Owner Signed Power of Attorney
     (POA) Is Required In Order to Lodge And
     Execute Your Voting Instructions In This
     Market. Absence of A POA, May Cause Your
     Instructions to Be Rejected. If You Have Any
     Questions, Please Contact Your Client
     Service Representative                                         Management None         Non-Voting
 2  Market Rules Require Disclosure Of
     Beneficial Owner Information for All Voted
     Accounts. If an Account Has Multiple
     Beneficial Owners, You Will Need to Provide
     The Breakdown of Each Beneficial Owner
     Name, Address and Share Position to Your
     Client Service Representative. This
     Information Is Required In Order for Your
     Vote to Be Lodged                                              Management None         Non-Voting
 3  Please Note That Not All Sub Custodians In
     Sweden Accept Abstain as A Valid Vote Option.
     Thank You                                                      Management None         Non-Voting
 4  Opening of the Meeting                                          Management None         Non-Voting
 5  Election of Sven Unger, Attorney at Law, as the Chairman Of
     The Meeting                                                    Management For          Voted - For
                                                                  26





                                               International Value Fund
Proposal                                                          Proposed by Mgt. Position Registrant Voted
6   Approve the Verification of the Voting List                       Management For          Voted - For
7   Approve the Agenda                                                Management For          Voted - For
8   Elect the Minutes-Checkers and Vote Controllers                   Management For          Voted - For
9   Approve to Determine Whether the Meeting Has Been Duly
     Convened                                                         Management For          Voted - For
10  Presentation of the Work of the Board and Board
     Committees                                                       Management None         Non-Voting
11  Presentation of the Annual Report and the Auditors' Report As
     Well as the Consolidated Accounts and the Auditors' Report
     On the Consolidated Accounts, In Connection Therewith, The
     President's Account of the Operations                            Management None         Non-Voting
12  Adopt the Income Statement and Balance Sheet and The
     Consolidated Income Statement and Consolidated Balance
     Sheet                                                            Management For          Voted - For
13  Approve That No Dividends Shall Be Paid, But That All
     Retained Earnings at the AGM' Disposal Shall Be Carried
     Forward                                                          Management For          Voted - For
14  Grand Discharge to the Members of the Board and The
     President From Liability                                         Management For          Voted - For
15  Approve to Determine the Number of Members at 9 and No
     Deputy Members of the Board of Directors to Be Elected By
     The Meeting                                                      Management For          Voted - For
16  Approve That the Individual Fees Shall Remain On the Same
     Level as During 2009, the Election Committee Accordingly
     Proposes That the Chairman of the Board Is Awarded SEK
     1,500,000 and Each of the Other Members SEK 500,000
     With the Exception of the President, It Is Further Proposed
     That the Chairman of the Audit Committee Is Awarded SEK
     250,000 and the Other Two Members In the Audit Committee
     SEK 125,000 Each and the Members of the Remuneration
     Committee SEK 75,000 Each                                        Management For          Voted - For
17  Approve That the Fees Based On Invoices for the Audit of The
     Annual Accounts, the Consolidated Accounts, the Accounting
     Records and the Administration of the Board of Directors And
     The President                                                    Management For          Voted - For
18  Re-Election of Peter Bijur, Jean-Baptiste Duzan, Leif
     Johansson, Anders Nyren, Louis Schweitzer, Ravi
     Venkatesan, Lars Westerberg and Ying Yeh as The
     Members of the Board and Elect Hanne De Mora as A New
     Member; Election of Louis Schweitzer as the Chairman Of
     The Board                                                        Management For          Voted - For
19  Election of PricewaterhouseCoopers AB, as the Auditors For
     A Period of Four                                                 Management For          Voted - For
20  Approve That Thierry Moulonguet, Representing Renault
     S.A.S., Carl-Olof By, Representing AB Industrivarden, Hakan
     Sandberg, Representing Svenska Handelsbanken, SHB
     Pension Fund, SHB Employee Fund, SHB Pensionskassa
     And Oktogonen, Lars Forberg, Representing Violet Partners
     LP, and the Chairman of the Board of Directors Are Elected
     Members of the Election Committee and That No Fees Shall
     Be Paid to the Members of the Election Committee                 Management For          Voted - For
21  Adopt the Remuneration Policy for Senior Executives, As
     Specified                                                        Management For          Voted - For
                                                                           27





                                International Value Fund
 Proposal                                                          Proposed by Mgt. Position Registrant Voted
BP PLC, LONDON
 Security: G12793108
 Meeting Type: Annual Meeting Date: 15-Apr-2010
 1  To Receive the Report of the Directors and the Accounts For
     The Year Ended 31 December 2009                                   Management For          Voted - For
 2  To Approve the Directors Remuneration Report for the Year
     Ended 31 December 2009                                            Management For          Voted - For
 3  To Elect Mr. P Anderson as A Director                              Management For          Voted - For
 4  To Elect Mr. A Burgmans as A Director                              Management For          Voted - For
 5  To Re-Elect Mrs C B Carroll as A Director                          Management For          Voted - For
 6  To Re-Elect Sir William Castell as A Director                      Management For          Voted - For
 7  To Re-Elect Mr I C Conn as A Director                              Management For          Voted - For
 8  To Re-Elect Mr G David as A Director                               Management For          Voted - For
 9  To Re-Elect Mr I E L Davis as A Director                           Management For          Voted - For
 10 To Re-Elect Mr R Dudely as A Director                              Management For          Voted - For
 11 To Re-Elect Mr D J Flint as A Director                             Management For          Voted - For
 12 To Re-Elect Dr B E Grote as A Director                             Management For          Voted - For
 13 To Re-Elect Dr A B Hayward as A Director                           Management For          Voted - For
 14 To Re-Elect Mr A G Inglis as A Director                            Management For          Voted - For
 15 To Re-Elect Dr D S Julius as A Director                            Management For          Voted - For
 16 To Re-Elect C-H Svanberg as A Director                             Management For          Voted - For
 17 To Reappoint Ernst & Young LLP as Auditors From The
     Conclusion of This Meeting Until the Conclusion of the Next
     General Meeting Before Which Accounts Are Laid and To
     Authorize the Directors to Fix the Auditors Remuneration          Management For          Voted - For
 18 To Adopt as the New Articles of Association of the Company
     The Draft Articles of Association Set Out In the Document
     Produced to the Meeting And, for the Purposes Of
     Identification, Signed by the Chairman, So the New Articles Of
     Association Apply In Substitution for and to the Exclusion Of
     The Company's Existing Articles of Association                    Management For          Voted - For
 19 To Authorize the Company Generally and Unconditionally To
     Make Market Purchases (As Defined In Section 693(4) of The
     Companies Act 2006) of Ordinary Shares With Nominal Value
     Of GBP 0.25 Each In the Company, Provided That: A) The
     Company Does Not Purchase Under This Authority More Than
     1.9 Billion Ordinary Shares; B) the Company Does Not Pay
     Less Than GBP 0.25 for Each Share; and C) the Company
     Does Not Pay More for Each Share Than 5% Over The
     Average of the Middle Market Price of the Ordinary Shares
     For the Five Business Days Immediately Preceding the Date
     On Which the Company Agrees to Buy the Shares Concerned
     , Based On Share Prices and Currency Exchange Rates
     Published In the Daily Official List of the London Stock
     Exchange; This Authority Shall Continue for the Period Ending
     On the Date of the Annual In 2011 or 15
     July 2011, Whichever Is the Earlier, Provided That, If The
     Company Has Agreed Before This Date to Purchase Ordinary
     Shares Where These Purchases Will or May Be Executed After
     The Authority Terminates (Either Wholly or In Part), The
     Company May Complete Such Purchases                               Management For          Voted - For
                                                            28





                                               International Value Fund
Proposal                                                            Proposed by Mgt. Position Registrant Voted
20  To Renew, for the Period Ending On the Date On the Annual
     General Meeting In 2011 or 15 July, Whichever Is the Earlier,
     The Authority and Power Conferred On the Directors by The
     Company's Articles of Association to Allow Relevant
     Securities Up to an Aggregate Nominal Amount Equal to The
     Section 551 Amount (Or, Is Resolution 18 Is Not Passed,
     Equal to the Section 80 Amount) of GBP 3,143 Million               Management  For         Voted - For
21  To Renew, for the Period Ending On the Date On the Annual
     General Meeting In 2011 or 15 July, Whichever Is the Earlier,
     The Authority and Power Conferred On the Directors by The
     Company's Articles of Association to Allow Equity Securities
     Wholly for Cash: A) In Connection With A Right Issue; B)
     Otherwise Than In Connection With Rights Issue Up to An
     Aggregate Nominal Amount Equal to the Section 561 Amount
     (Or, Is Resolution 18 Is Not Passed, Equal to the Section 80
     Amount) of USD 236 Million                                         Management  For         Voted - For
22  To Authorize the Calling of General Meetings of The
     Company (Not Being an Annual) by Notice
     Of at Least 14 Clear Days                                          Management  For         Voted - For
23  To Approve the Renewal of the BP Executive Directors
     Incentive Plan (The Plan), A Copy of Which Is Produced to The
     Meeting Initiated by the Chairman for the Purpose Of
     Identification, for A Further Five Years, and to Authorize The
     Directors to Do All Acts and Things That They May Consider
     Necessary or Expedient to Carry the Plan Into Effect               Management  For         Voted - For
24  Subject to the Passing of Resolution 18, to Authorize The
     Directors In Accordance With Article 142 of the New Articles
     Of Association to Offer the Holders of Ordinary Shares of The
     Company, to the Extent and In the Manner Determined By
     The Directors, the Right to Elect(In Whole Part), to Receive
     New Ordinary Shares (Credited as Fully Paid) Instead of Cash,
     In Respect of Any Dividend as May Be Declared by The
     Directors From Time to Time Provided That the Authority
     Conferred by This Resolution Shall Expire Prior to The
     Conclusion of the Annual to Be Held In
     2015                                                               Management  For         Voted - For
25  PLEASE NOTE THAT THIS IS A SHAREHOLDER
     PROPOSAL: Group Members Requisitioned the Circulation
     Of the Specified Special Resolution Under the Provision Of
     Section 338 of the Companies Act 2006. the Supporting
     Statement, Supplied by the Requisitions Together With The
     Board Response, Is Set Out In Appendix 4 ;That In Order To
     Address Our Concerns for the Long Term Success of The
     Company Arising From the Risks Associated With the Sunrise
     SAGD Project, We as Shareholders of the Company Direct
     That the Audit Committee or A Risk Committee of the Board
     Commissions and Reviews A Report Setting Out The
     Assumptions Made by the Company In Deciding to Proceed
     With the Sunrise Project Regarding Future Carbon Prices, Oil
     Price Volatility, Demand for Oil, Anticipated Regulation Of
     Greenhouse Gas Emissions and Legal and Reputational Risks
     Arising From Local Environmental Damage and Impairment Of
     Traditional Livelihoods. the Findings of the Report and Review
     Should Be Reported to Investors In the Business Review
     Section of the Company's Annual Report Presented to The
     Annual In 2011                                                     Shareholder Against     Voted - Against
                                                                           29





                                 International Value Fund
 Proposal                                                       Proposed by Mgt. Position Registrant Voted
 26 Please Be Advised That Proposal #S.25 Is A
     Shareholder Proposal. the Management
     Recommendation for This Resolution Is
     Against.                                                       Management None         Non-Voting
 27 FOR ADDITIONAL INFORMATION ON the BELOW
     PLEASE COPY and PASTE the LINK INTO YOUR
     INTERNET BROWSER: Resolution 1: Annual Report And
     Accounts
     http://www.bp.com/extendedsectiongenericarticle.do?
     categoryid=9021605&contentid=7040949                           Management None         Non-Voting
 28 FOR ADDITIONAL INFORMATION ON the BELOW
     PLEASE COPY and PASTE the LINK INTO YOUR
     INTERNET BROWSER: Resolution 2: Directors
     Remuneration Report and Resolution 23: Approval of The
     Executive Directors Incentive Plan
     http://www.bp.com/subsection.do?categoryid=9027659&
     contentid=7050551                                              Management None         Non-Voting
 29 FOR ADDITIONAL INFORMATION ON the BELOW
     PLEASE COPY and PASTE the LINK INTO YOUR
     INTERNET BROWSER: Resolution 18: New Articles Of
     Association
     http://www.bp.com/liveassets/bp_internet/globalbp/globalbp
     _uk_english/set_branch/set_investors/staging/local_assets/
     downloads/pdf/ic_agm_articles_of_association_track_
     changes.pdf                                                    Management None         Non-Voting
 30 FOR ADDITIONAL INFORMATION ON the BELOW
     PLEASE COPY and PASTE the LINK INTO YOUR
     INTERNET BROWSER: Resolution 24: Scrip Dividend
     http://www.bp.com/sectiongenericarticle.do?categoryid=903
     2416&contentid=7059476                                         Management None         Non-Voting
 31 FOR ADDITIONAL INFORMATION ON the BELOW
     PLEASE COPY and PASTE the LINK INTO YOUR
     INTERNET BROWSER: Resolution 25: Shareholder
     Resolution On Oil Sands http://www.bp.com/oilsands             Management None         Non-Voting
 32 FOR ADDITIONAL INFORMATION ON the BELOW
     PLEASE COPY and PASTE the LINK INTO YOUR
     INTERNET BROWSER: BP AGM Downloads
     http://www.bp.com/sectiongenericarticle.do?categoryid=903
     2417&contentid=7059465                                         Management None         Non-Voting
NESTLE S A
 Security: H57312649
 Meeting Type: Annual  Meeting Date: 15-Apr-2010
 1  Blocking of Registered Shares Is Not A Legal
     Requirement In the Swiss Market, Specific
     Policies at the Individual Sub-Custodians May
     Vary. Upon Receipt of the Voting Instruction,
     It Is Possible That A Marker May Be Placed On
     Your Shares to Allow for Reconciliation And
     Re-Registration Following A Trade. If You
     Have Concerns Regarding Your Accounts,
     Please Contact Your Client Service
     Representative.                                                Management None         Non-Voting
                                                             30





                                     International Value Fund
 Proposal                                                          Proposed by Mgt. Position Registrant Voted
 2  Please Note That This Is the Part Ii of The
     Meeting Notice Sent Under Meeting 603908
     Including the Agenda. to Vote In the Upcoming
     Meeting, Your Name Must Be Notified to The
     Company Registrar as Beneficial Owner
     Before the Re-Registration Deadline. Please
     Note That Those Instructions That Are
     Submitted After the Cutoff Date Will Be
     Processed On A Best Effort Basis. Thank You.                      Management None         Non-Voting
 3  Approve the Annual Report, the Financial Statements Of
     Nestle S.A. and the Consolidated Financial Statements of
     The Nestle Group for 2009                                         Management For          Voted - For
 4  Approve the Acceptance of the Compensation Report 2009             Management For          Voted - For
 5  Approve to Release the Members of the Board of Directors
     and of the Management                                             Management For          Voted - For
 6  Approve the Appropriation of Profits Resulting From The
     Balance Sheet of Nestle S.A Retained Earnings as Specified
     Provided That the Proposal of the Board of Directors Is
     Approved, the Gross Dividend Will Amount to CHF 1.60 Per
     Share, Representing A Net Amount of CHF 1.04 Per Share
     After Payment of the Swiss Withholding Tax of 35% the Last
     Trading Day With Entitlement to Receive the Dividend Is 16
     APR 2010, the Shares Will Be Traded Ex Dividend as of 19
     APR 2010, the Net Dividend Will Be Payable as From 22 APR
     2010                                                              Management For          Voted - For
 7  Re-Elections of Mr. Peter Brabeck-Letmathe to the Board Of
     Directors for A Term of 3 Years                                   Management For          Voted - For
 8  Re-Elections of Mr. Steven G. Hoch, to the Board Of
     Directors for A Term of 3 Years                                   Management For          Voted - For
 9  Re-Elections of Mr.Andre Kudelski to the Board of Directors
     For A Term of 3 Years                                             Management For          Voted - For
 10 Re-Elections of Mr.Jean-Rene Fourtou to the Board Of
     Directors for A Term of 2 Years                                   Management For          Voted - For
 11 Elections of Mrs. Titia De Lange to the Board of Directors For
     A Term of 3 Years                                                 Management For          Voted - For
 12 Elections of Mr. Jean-Pierre Roth to the Board of Directors
     For A Term of 3 Years                                             Management For          Voted - For
 13 Re-Election of KPMG S.A., Geneva Branch for A Term Of
     1year                                                             Management For          Voted - For
 14 Approve the Cancellation of 185,000.000 Shares
     Repurchased Under the Share Buy-Back Programme, And
     Reduction of Share Capital by CHF 18,500.000, and Amend
     the Article 3 of the Articles of Association as Specified         Management For          Voted - For
 15 Amend the New Article 4 of the Articles of Association As
     Specified                                                         Management For          Voted - For
HEINEKEN HOLDING NV
 Security: N39338194
 Meeting Type: Annual      Meeting Date: 22-Apr-2010
 1  Please Note That Blocking Conditions For
     Voting at This General Meeting Are Relaxed
     As There Is A Registration Deadline / Record
     Date Associated With This Meeting. Thank You.                     Management None         Non-Voting
                                                                 31





                                      International Value Fund
 Proposal                                                         Proposed by Mgt. Position Registrant Voted
 2  Opening                                                           Management None         Non-Voting
 3  Report for the FY 2009                                            Management None         Non-Voting
 4  Adopt the Financial Statements for the FY 2009                    Management For          Voted - For
 5  Announcement of the Appropriation of the Balance of The
     Income Statement Pursuant to the Provisions In Article 10,
     Paragraph 6, of the Articles of Association                      Management None         Non-Voting
 6  Grant Discharge to the Members of the Board of Directors          Management For          Voted - For
 7  Approve the Acquisition of 100% of the Beer Operations Of
     Fomento Economico Mexicano, S.A.B. De C.V FEMSA By
     Heineken N.V. Via an All Share Transaction                       Management For          Voted - For
 8  Authorize the Board of Directors to Acquire Own Shares            Management For          Voted - For
 9  Authorize the Board of Directors to Issue Shares to FEMSA
     And Its Affiliates                                               Management For          Voted - For
 10 Authorize the Board of Directors to Issue Rights to Shares
     For Other Purposes                                               Management For          Voted - For
 11 Authorize the Board of Directors to Restrict or Exclude
     Shareholders' Pre-Emptive Rights                                 Management For          Voted - For
 12 Corporate Governance, Comply or Explain                           Management None         Non-Voting
 13 Appointment of Mr. J.A. Fernandez Carbajal as A Member
     Of the Board Of                                                  Management For          Voted - For
 14 Closure                                                           Management None         Non-Voting
PETROLEO BRASILEIRO SA PETROBRAS, RIO DE JANEIRO
 Security: P78331140
 Meeting Type: Annual       Meeting Date: 22-Apr-2010
 1  Please Note That This Is an Amendment To
     Meeting Id 674717 Due to Change In Voting
     Status and Addition of Resolutions. All Votes
     Received On the Previous Meeting Will Be
     Disregarded and You Will Need to Reinstruct
     On This Meeting Notice. Thank You.                               Management None         Non-Voting
 2  Important Market Processing Requirement: A
     Beneficial Owner Signed Power of Attorney
     (POA) Is Required In Order to Lodge And
     Execute Your Voting Instructions In This
     Market. Absence of A POA, May Cause Your
     Instructions to Be Rejected. If You Have Any
     Questions, Please Contact Your Client
     Service Representative                                           Management None         Non-Voting
 3  Please Note That Votes 'In Favor' and 'Against'
     In the Same Agenda Item Are Not Allowed.
     Only Votes In Favor And/Or Abstain or Against
     And/ or Abstain Are Allowed. Thank You                           Management None         Non-Voting
 4  Please Note That Shareholders Submitting A
     Vote to Elect A Member Must Include The
     Name of the Candidate to Be Elected. If
     Instructions to Vote On This Item Is Received
     Without A Candidate's Name, Your Vote Will Be
     Processed In Favor or Against of the Default
     Company's Candidate. Thank You.                                  Management None         Non-Voting
                                                                32





                                  International Value Fund
 Proposal                                                         Proposed by Mgt. Position Registrant Voted
 5  Please Note That the Preferred
     Shareholders Can Vote On Item 4 and 6 Only.
     Thank You.                                                       Management None         Non-Voting
 6  To Examine, Discuss and Vote Upon the Board of Directors
     Annual Report, the Financial Statements and the Independent
     Auditors Report Relating to FYE 31 DEC 2009                      Management None         Non-Voting
 7  Approval of the Capital Budget Relating to the FY That Ended
     On 31 DEC 2009                                                   Management None         Non-Voting
 8  Destination of the YE Results of 2009                             Management None         Non-Voting
 9  Election of the Members of the Board of Directors                 Management For          Voted - For
 10 To Elect the President of the Board of Directors                  Management None         Non-Voting
 11 Election of the Members of the Finance Committee, And
     Their Respective                                                 Management For          Voted - For
 12 To Set the Total Annual Payment for the Members of The
     Board of Directors and the Payment for the Members of The
     Finance Committee                                                Management None         Non-Voting
 13 Authorize Capitalization of Reserves                              Management None         Non-Voting
 14 Eliminate Preemptive Rights                                       Management None         Non-Voting
SCHNEIDER ELECTRIC SA, RUEIL MALMAISON
 Security: F86921107
 Meeting Type: MIX      Meeting Date: 22-Apr-2010
 1  Please Note In the French Market That The
     Only Valid Vote Options Are for And
     Against A Vote of Abstain Will Be Treated
     As an Against Vote                                               Management None         Non-Voting
 2  French Resident Shareowners Must Complete, Sign And
     Forward the Proxy Card Directly to the Sub Custodian. Please
     Contact Your Client Service Representative to Obtain The
     Necessary Card, Account Details and Directions The
     Following Applies to Non-Resident Shareowners: Proxy
     Cards: Voting Instructions Will Be Forwarded to the Global
     Custodians That Have Become Registered Intermediaries, On
     The Vote Deadline Date. In Capacity as Registered
     Intermediary, the Global Custodian Will Sign the Proxy Card
     And Forward to the Local Custodian. If You Are Unsure
     Whether Your Global Custodian Acts as Registered
     Intermediary, Please Contact Your Representative                 Management None         Non-Voting
 3  Approve the Company's Accounts for the Year 2009                  Management For          Voted - For
 4  Approve the Consolidated Accounts for the Year 2009               Management For          Voted - For
 5  Approve the Allocation of Income for the Year, Setting of The
     Dividend and Option of Dividend Payment In Shares                Management For          Voted - For
 6  Approve the Report On Regulated Agreements And
     Commitments Concluded In 2009 or During Previous Years           Management For          Voted - For
 7  Approve the Profit by M. Emmanuel Babeau Under The
     Additional Pension Scheme for French Directors In The
     Group                                                            Management For          Voted - For
 8  Approve to Renew the Mandate of A Member of the Board Of
     Directors, M. Henri Lachmann                                     Management For          Voted - For
 9  Approve to Renew the Mandate of A Member of the Board Of
     Directors, M. Serge Weinberg                                     Management For          Voted - For
                                                              33





                                     International Value Fund
 Proposal                                                            Proposed by Mgt. Position Registrant Voted
 10 Approve to Renew the Mandate of A Member of the Board Of
     Directors, M. Gerard Martiniere                                     Management For          Voted - For
 11 Approve to Renew the Mandate of A Member of the Board Of
     Directors, M. Noel Forgeard                                         Management For          Voted - For
 12 Approve to Renew the Mandate of A Member of the Board Of
     Directors, Mme. Cathy Kopp                                          Management For          Voted - For
 13 Approve to Renew the Mandate of A Member of the Board Of
     Directors, M. James Ross                                            Management For          Voted - For
 14 Approve to Renew the Appointment of the Ernst and Young
     ET Autre's as Statutory Auditor for A 6 Year Period                 Management For          Voted - For
 15 Appointment of the Ernst and Young ET Autre's as A
     Deputy Auditor of the Company, the Company Auditex for A
     6 Year Period                                                       Management For          Voted - For
 16 Approve to Renew the Appointment of the Company Mazars
     As the Statutory Auditor for A 6 Year Period                        Management For          Voted - For
 17 Appointment of the 'Mazars', Mr. Thierry Blanchetier as The
     Deputy Auditor of the Company for A 6-Year Period                   Management For          Voted - For
 18 Authorize the Company to Purchase Its Own Shares:
     Maximum Share Price EUR 100                                         Management For          Voted - For
 19 Authorize the Board of Directors to Decide, With A View To
     Increasing, With Suppression of the Preferential Subscription
     Right, and as Part of an Odder as Specified In II of Article L.
     411-2 of the Code Monetaire Et Financier [Monetary And
     Financial Code], Capital Stock Within A Nominal Limit of 100
     Million Euros [5% of Capital Stock], Through the Issue Of
     Ordinary Shares or Any Financial Security, Granting Access To
     Capital Stock by the Company or One of Its Subsidiaries,
     Whose Issue Price Will Be Set by the Board of Directors In
     Accordance With the Procedures Determined by the General
     Meeting of the Shareholders                                         Management For          Voted - For
 20 Authorize the Board of Directors to Increase Capital Stock
     Reserved for Employees Who Belong to the Company
     Savings Plan                                                        Management For          Voted - For
 21 Approve the Increase In Capital Stock Reserved for One
     Category of Beneficiaries: In Favour of Employees of Foreign
     Companies Within the Group: Either Directly, or Via Entities
     Acting On Their Behalf                                              Management For          Voted - For
 22 Powers for Formalities                                               Management For          Voted - For
 23 Please Note That This Is A Revision Due To
     Change In Resolutions Type. If You Have
     Already Sent In Your Votes, Please Do Not
     Return This Proxy Form Unless You Decide To
     Amend Your Original Instructions. Thank You.                        Management None         Non-Voting
VALE SA, RIO DE JANEIRO
 Security: P2605D109
 Meeting Type: Annual      Meeting Date: 27-Apr-2010
 1  Important Market Processing Requirement: A
     Beneficial Owner Signed Power of Attorney
     (POA) Is Required In Order to Lodge And
     Execute Your Voting Instructions In This
     Market. Absence of A POA, May Cause Your
     Instructions to Be Rejected. If You Have Any
                                                                 34





                                      International Value Fund
 Proposal                                                          Proposed by Mgt. Position Registrant Voted
     Questions, Please Contact Your Client
     Service Representative                                            Management None         Non-Voting
 2  Please Note That the Preferred
     Shareholders Can Vote On Item 1, 2, 3 and 4
     Only. Thank You.                                                  Management None         Non-Voting
 3  Please Note That Shareholders Submitting A
     Vote to Elect A Member Must Include The
     Name of the Candidate to Be Elected. If
     Instructions to Vote On This Item Is Received
     Without A Candidate's Name, Your Vote Will Be
     Processed In Favor or Against of the Default
     Company's Candidate. Thank You.                                   Management None         Non-Voting
 4  Please Note That Votes 'In Favor' and 'Against'
     In the Same Agenda Item Are Not Allowed.
     Only Votes In Favor And/Or Abstain or Against
     And/ or Abstain Are Allowed. Thank You                            Management None         Non-Voting
 5  Approve to Examine, Discuss and Vote Upon the Board Of
     Directors Annual Report, the Financial Statements, Relating
     To FYE 31 DEC 2009                                                Management For          Voted - For
 6  Approve the Distribution of the FY Net Profits and the Budget
     Of Capital of the Company                                         Management For          Voted - For
 7  Election of the Members of the Finance Committee                   Management For          Voted - For
 8  Approve to Set the Directors and Finance Committees
     Global Remuneration                                               Management For          Voted - For
AVIVA PLC, LONDON
 Security: G0683Q109
 Meeting Type: Annual       Meeting Date: 28-Apr-2010
 1  Approve the Annual Reports and Accounts                            Management For          Voted - For
 2  Approve the Final Dividend                                         Management For          Voted - For
 3  Election of Andrea Moneta                                          Management For          Voted - For
 4  Election of Patrick Regan                                          Management For          Voted - For
 5  Election of Michael Hawker                                         Management For          Voted - For
 6  Election of Leslie Van De Walle                                    Management For          Voted - For
 7  Re Elect Andrew Moss                                               Management For          Voted - For
 8  Re Elect Colin Sharman                                             Management For          Voted - For
 9  Re Elect Scott Wheway                                              Management For          Voted - For
 10 Re-Appoint Ernst and Young LLP                                     Management For          Voted - For
 11 Approve the Auditors Remuneration                                  Management For          Voted - For
 12 Authorize to Allot Securities                                      Management For          Voted - For
 13 Authorize the Non Pre Emptive Share Allotments                     Management For          Voted - For
 14 Approve the Remuneration Report                                    Management For          Voted - For
 15 Approve the Corporate Responsibility Report                        Management For          Voted - For
 16 Approve the Political Donations                                    Management For          Voted - For
 17 Authorize to Allot Preference Shares                               Management For          Voted - For
 18 Approve the 14 Days Notice for General Meeting                     Management For          Voted - For
 19 Adopt the New Articles of Association                              Management For          Voted - For
 20 Grant Authority to Purchase Ordinary Shares                        Management For          Voted - For
 21 Grant Authority to Purchase 8 and 34th% Preference Shares          Management For          Voted - For
 22 Grant Authority to Purchase 8 and 38th% Preference Shares          Management For          Voted - For
                                                                 35





                                  International Value Fund
 Proposal                                                          Proposed by Mgt. Position Registrant Voted
MAYR-MELNHOF KARTON AG, WIEN
 Security: A42818103
 Meeting Type: Annual   Meeting Date: 28-Apr-2010
 1  Please Note That the Meeting Specific Power
     Of Attorney Needs to Be Correctly Filled In
     Or Your Vote Instruction May Be Rejected.
     The Beneficial Owner Name Must Correspond
     To That Given On Account Set Up With Your
     Custodian Bank. Additionally, the Share
     Amount Is the Settled Holding as of Record
     Date. Please Contact Your Custodian Bank If
     You Have Any Questions. Thank You.                                Management None         Non-Voting
 2  Receive the Presentation of the Annual Financial Statements
     Including the Management Report and the Corporate
     Governance Report, the Consolidated Financial Statements
     Including the Management Report for the Group, The
     Proposed Allocation of Profit and the Report of The
     Supervisory Board for the Business Year 2009                      Management For          Voted - For
 3  Approve the Allocation of the Profit for the FY Shown In the
     Annual Financial Statements for 2009                              Management For          Voted - For
 4  Approve the Action of the Members of the Management
     Board for the Business Year 2009                                  Management For          Voted - For
 5  Approve the Action of the Members of the Supervisory
     Board for the Business Year 2009                                  Management For          Voted - For
 6  Approve the Remuneration of the Members of The
     Supervisory Board for the Business Year 2009                      Management For          Voted - For
 7  Appointment of the Auditors and the Group Auditors for the
     Business Year 2010                                                Management For          Voted - For
 8  Election to the Supervisory Board                                  Management For          Voted - For
 9  Approve the Simplified Decrease In the Share Capital by EUR
     8,000,000.00 From EUR 88,000,000.00 to EUR
     80,000,000.00 In Accordance With Section 192, Paragraph
     3, No. 2 and Section 192, Paragraph 4 of the Stock
     Corporation Act by Way of A Cancellation of 2,000,000 Own
     Shares With A Pro-Rata Share In the Equity Capital of EUR
     8,000,000.00, the Purpose of This Simplified Capital Decrease
     Is the Reduction of the Number of Own Shares, the Share
     Capital of EUR 80,000,000.00 Is Now Divided Into
     20,000,000 No-Par Shares                                          Management For          Voted - For
 10 Approve the Alteration of the Articles of Association, In
     Particular the Adjustments to the Changed Statutory
     Provisions - Amending Law to Stock Corporation Law 2009           Management For          Voted - For
AEGON NV
 Security: N00927298
 Meeting Type: Annual   Meeting Date: 29-Apr-2010
 1  Please Note That Blocking Conditions For
     Voting at This General Meeting Are Relaxed
     As There Is A Registration Deadline / Record
     Date Associated With This Meeting. Thank You.                     Management None         Non-Voting
 2  Opening                                                            Management None         Non-Voting
                                                              36





                                     International Value Fund
 Proposal                                                         Proposed by Mgt. Position Registrant Voted
 3  Presentation On the Course of Business and Significant
     Events In 2009                                                   Management None         Non-Voting
 4  Annual Report of 2009                                             Management None         Non-Voting
 5  Corporate Governance Chapter In the Annual Report 2009            Management None         Non-Voting
 6  Adopt the Annual Accounts 2009                                    Management For          Voted - For
 7  Dividend of 2009                                                  Management None         Non-Voting
 8  Approve to Release the Members of the Execute Board from
     Liability for Their Duties                                       Management For          Voted - For
 9  Approve to Release the Members of the Supervisory Board
     From Liability for Their Duties                                  Management For          Voted - For
 10 Appointment of the Independent Auditor                            Management For          Voted - For
 11 Amend the Articles of Association of the Company                  Management For          Voted - For
 12 Adopt A New Executive Board Remuneration Policy                   Management For          Voted - For
 13 Adopt the Amendments to the Supervisory Board
     Remuneration Policy                                              Management For          Voted - For
 14 Re-Appoint Mr. K.J. Storm to the Supervisory Board                Management For          Voted - For
 15 Authorize the Executive Board to Issue Common Shares              Management For          Voted - For
 16 Authorize the Executive Board to Restrict or Exclude Pre-
     Emptive Rights Upon Issuing Common Shares                        Management For          Voted - For
 17 Authorize the Executive Board to Issue Common Shares
     Under Incentive Plans                                            Management For          Voted - For
 18 Authorize the Executive Board to Acquire Shares In The
     Company                                                          Management For          Voted - For
 19 Retirement of Mr. D.G. Eustace as A Member of The
     Supervisory Board                                                Management None         Non-Voting
 20 Any Other Business                                                Management None         Non-Voting
 21 Closing of the Meeting                                            Management None         Non-Voting
 22 To View the Letter to Shareholders for the AGM of AEGON
     NV Please Copy and Paste the Below Link Into Your Internet
     Browser:
     https://materials.proxyvote.com/approved/99999z/
     19840101/shltr_58897.pdf                                         Management None         Non-Voting
ASTRAZENECA PLC, LONDON
 Security: G0593M107
 Meeting Type: Annual      Meeting Date: 29-Apr-2010
 1  Receive the Company's Accounts and the Reports of The
     Directors and the Auditor for the YE 31 DEC 2009                 Management For          Voted - For
 2  Approve to Confirm the First Interim Dividend of USD 0.59 [36
     Pence, SEK 4.41] Per Ordinary Share and to Confirm as The
     Final Dividend for 2009 the Second Interim Dividend of USD
     1.71 [105.4 Pence, SEK 12.43] Per Ordinary Share                 Management For          Voted - For
 3  Re-Appoint KPMG Audit Plc, London as the Auditor of The
     Company                                                          Management For          Voted - For
 4  Authorize the Directors to Agree the Remuneration of The
     Auditor                                                          Management For          Voted - For
 5  Re-Elect Louis Schweitzer as A Director In Accordance With
     Article 65 of the Company's Articles of Association, Who
     Retires at the AGM In 2011                                       Management For          Voted - For
                                                                 37





                                               International Value Fund
Proposal                                                            Proposed by Mgt. Position Registrant Voted
6   Re-Elect David Brennan as A Director In Accordance With
     Article 65 of the Company's Articles of Association, Who
     Retires at the AGM In 2011                                         Management For          Voted - For
7   Re-Elect Simon Lowth as A Director In Accordance With
     Article 65 of the Company's Articles of Association, Who
     Retires at the AGM In 2011                                         Management For          Voted - For
8   Re-Elect Jean Philippe Courtois as A Director In Accordance
     With Article 65 of the Company's Articles of Association,
     Who Retires at the AGM In 2011                                     Management For          Voted - For
9   Re-Elect Jane Henney as A Director In Accordance With
     Article 65 of the Company's Articles of Association, Who
     Retires at the AGM In 2011                                         Management For          Voted - For
10  Re-Elect Michele Hooper as A Director In Accordance With
     Article 65 of the Company's Articles of Association, Who
     Retires at the AGM In 2011                                         Management For          Voted - For
11  Re-Elect Rudy Markham as A Director In Accordance With
     Article 65 of the Company's Articles of Association, Who
     Retires at the AGM In 2011                                         Management For          Voted - For
12  Re-Elect Dame Nancy Rothwell as A Director In Accordance
     With Article 65 of the Company's Articles of Association,
     Who Retires at the AGM In 2010                                     Management For          Voted - For
13  Re-Elect John Varley as A Director In Accordance With
     Article 65 of the Company's Articles of Association, Who
     Retires at the AGM In 2011                                         Management For          Voted - For
14  Re-Elect Marcus Wallenberg as A Director In Accordance
     With Article 65 of the Company's Articles of Association,
     Who Retires at the AGM In 2011                                     Management For          Voted - For
15  Approve the Directors' Remuneration Report for the YE 31
     DEC 2009                                                           Management For          Voted - For
16  Authorize the Company and to Make Donations to Political
     Parties and to Political Organizations Other Than Political
     Parties; and Incur Political Expenditure, During the Period
     Commencing On the Date of This Resolution and Ending On
     The Date the of the Company's Next AGM, Provided That In
     Each Case Any Such Donation and Expenditure Made by The
     Company or by Any Such Subsidiary Shall Not Exceed USD
     250,000 Per Company and Together With Those Made by Any
     Subsidiary and the Company Shall Not Exceed In Aggregate
     USD 250,000, as Specified                                          Management For          Voted - For
17  Authorize the Directors , Pursuant to Section 551 of The
     Companies Act 2006 To: (I) Allot Shares In the Company,
     And to Grant Rights to Subscribe for or to Convert Any Security
     Into Shares In the Company: Up to an Aggregate Nominal
     Amount of USD 121,034,506; and Comprising Equity
     Securities [As Specified In the Companies Act 2006] Up to An
     Aggregate Nominal Amount of USD 242,069,013 [Including
     Within Such Limit Any Shares Issued or Rights Granted In This
     Resolution] In Connection With an Offer by Way of A Rights
     Issue: (I) to Holders of Ordinary Shares In Proportion [As
     Nearly as May Be Practicable] to Their Existing Holdings; And
     (Ii) to People Who Are Holders of Other Equity Securities If This
     Is Required by the Rights of Those Securities Or, If The
     Directors Consider It Necessary, as Permitted by the Rights Of
     Those Securities; and So That the Directors May Impose Any
     Limits or Restrictions and Make Any Arrangements Which They
                                                                           38





                                                  International Value Fund
Proposal                                                              Proposed by Mgt. Position Registrant Voted
        Consider Necessary or Appropriate to Deal With Treasury
        Shares, Fractional Entitlements, Record Dates, Legal,
        Regulatory or Practical Problems In, or Under the Laws Of, Any
        Territory or Any Other Matter; [Authority Expires the Earlier Of
        The Conclusion of the AGM of the Company In 29 JUN
        2010]; the Company, Before the Expiry, May Make A
        Contract to Purchase Ordinary Shares Which Will or May Be
        Executed Wholly or Partly After Such Expiry; Subject to This
        Resolution, All Existing Authorities Given to the Directors
        Pursuant to Section 80 of the Companies Act 1985 Or
        Section 551 of the Companies Act 2006 by Way of The
        Ordinary Resolution of the Company Passed On 30 APR
        2009 Be Revoked by This Resolution; and This Resolution Shall
        Be Without Prejudice to the Continuing Authority of The
        Directors to Allot Shares, or Grant Rights to Subscribe for Or
        Convert Any Security Into Shares, Pursuant to an Offer Or
        Agreement Made by the Company Before the Expiry of The
        Authority Pursuant to Which Such Offer or Agreement Was
        Made                                                              Management For          Voted - For
18 Approve, Subject to the Passing of Resolution 8 as Specified
        In the Notice of AGM of the Company Convened for 29 APR
        2010 and In Place of the Power Given to Them Pursuant To
        The Special Resolution of the Company Passed On 30 APR
        2009 and Authorize the Directors, Pursuant to Section 570
        And Section 573 of the Companies Act 2006 to Allot Equity
        Securities [As Specified In the Companies Act 2006] For
        Cash, Pursuant to the Authority Conferred by Resolution 8 In
        The Notice of AGM as If Section 561(1) of the Act Did Not
        Apply to the Allotment This Power: Expires [Unless Previously
        Renewed, Varied or Revoked by the Company In General
        Meeting] at the End of the Next AGM of the Company After
        The Date On Which This Resolution Is Passed [Or, If Earlier, At
        The Close of Business On 29 JUN 2011], But the Company
        May Make an Offer or Agreement Which Would or Might
        Require Equity Securities to Be Allotted After Expiry of This
        Power and the Directors May Allot Equity Securities In
        Pursuance of That Offer or Agreement as If This Power Had
        Not Expired; and Shall Be Limited to the Allotment of Equity
        Securities In Connection With an Offer of Equity Securities
        [Authority Expires the Earlier of the Conclusion of the AGM
        Of the Company In 29 JUN 2010]: (I) to the Ordinary
        Shareholders In Proportion [As Nearly as May Be Practicable]
        To Their Existing Holdings; and (Ii) to People Who Hold Other
        Equity Securities, If This Is Required by the Rights of Those
        Securities Or, If the Directors Consider It Necessary, As
        Permitted by the Rights of Those Securities, and So That The
        Directors May Impose Any Limits or Restrictions and Make
        Any Arrangements Which They Consider Necessary Or
        Appropriate to Deal With Treasury Shares, Fractional
        Entitlements, Record Dates, Legal, Regulatory or Practical
        Problems In, or Under the Laws Of, Any Territory or Any Other
        Matter; and (C) In the Case of the Authority Granted Under
        Resolution 8 Shall Be Limited to the Allotment of Equity
        Securities for Cash Otherwise Than Pursuant to This Resolution
        Up to an Aggregate Nominal Amount of USD 18,155,176;
        This Power Applies In Relation to A Sale of Shares Which Is An
                                                                    39





                                               International Value Fund
Proposal                                                           Proposed by Mgt. Position Registrant Voted
     Allotment of Equity Securities by Virtue of Section 560(3) Of
     The Companies Act 2006 as If In the First Paragraph of This
     Resolution the Words Pursuant to the Authority Conferred By
     Resolution 8 In the Notice of AGM Were Omitted                    Management For          Voted - For
19  Authorize the Company, to Make Market Purchases [Within
     The Meaning of Section 693(4) of the Companies Act 2006]
     Of Its Ordinary Shares of USD 0.25 Each In the Capital of The
     Company Provided That the Maximum Number of Ordinary
     Shares Which May Be Purchased Is 145,241,408; The
     Minimum Price [Exclusive of Expenses] Which May Be Paid
     For Each Ordinary Share Is USD 0.25; and the Maximum
     Price [Exclusive of Expenses] Which May Be Paid for Each
     Ordinary Share Is the Higher Of: (I) an Amount Equal to 105%
     Of the Average of the Middle Market Quotations for An
     Ordinary Share of the Company as Derived From the London
     Stock Exchange Daily Official List for the 5 Business Days
     Immediately Preceding the Day On Which the Ordinary Share
     Is Contracted to Be Purchased; and (Ii) an Amount Equal To
     The Higher of the Price of the Last Independent Trade of An
     Ordinary Share and the Highest Current Independent Bid For
     An Ordinary Share as Derived From the London Stock
     Exchange Trading System; [Authority Shall Expire at The
     Conclusion of the AGM of the Company Held In 2011 Or, If
     Earlier, at the Close of Business On 29 JUN 2011] [Except In
     Relation to the Purchase of Shares the Contract for Which
     Was Concluded Before the Expiry of Such Authority And
     Which Might Be Executed Wholly or Partly After
     Such Expiry]                                                      Management For          Voted - For
20  Approve the General Meeting Other Than an AGM May Be
     Called On Not Less Than 14 Clear Days' Notice                     Management For          Voted - For
21  Amend the Articles of Association of the Company By
     Deleting All the Provisions of the Company Memorandum Of
     Association Which, by Virtue of Section 28 of the Companies
     Act 2006, Are to Be Treated as Provisions of the Company's
     Articles of Association; and the Articles of Association
     Produced to the Meeting and Initialled by the Chairman Of
     The Meeting for the Purpose of Identification as the Articles
     Of Association of the Company In Substitution For, and to
     The Exclusion Of, the Existing Articles of Association            Management For          Voted - For
22  Approve the Directors Rules of the Astrazeneca Investment
     Plan [Plan], the Main Features of Which Are as Specified,
     And, Authorize the Directors, to Do All Such Acts and Things
     As They May Consider Necessary or Expedient to Carry The
     Plan Into Effect and to Establish One or More Schedules To
     The Plan as They Consider Necessary In Relation To
     Employees In Jurisdictions Outside the United Kingdom, With
     Any Modifications Necessary or Desirable to Take Account Of
     Local Securities Laws, Exchange Control and Tax Legislation,
     Provided That Any Ordinary Shares of the Company Made
     Available Under Any Schedule Are Treated as Counting
     Against the Relevant Limits On Individual and Overall
     Participation Under the Plan                                      Management For          Voted - For
23  Please Note That This Is A Revision Due To
     Insertion of Voting Options Comment. If You
     Have Already Sent In Your Votes, Please Do
     Not Return This Proxy Form Unless You
                                                                           40





                                International Value Fund
 Proposal                                                        Proposed by Mgt. Position Registrant Voted
     Decide to Amend Your Original Instructions.
     Thank You.                                                      Management None         Non-Voting
 24 Please Note That Shareholders Are Allowed
     To Vote 'In Favor' or 'Against' for All
     Resolutions. Thank You.                                         Management None         Non-Voting
BASF SE
 Security: D06216101
 Meeting Type: Annual Meeting Date: 29-Apr-2010
 1  As A Condition of Voting, German Market
     Regulations Require That You Disclose
     Whether You Have A Controlling or Personal
     Interest In This Company. Should Either Be
     The Case, Please Contact Your Client Service
     Representative So That We May Lodge Your
     Instructions Accordingly. If You Do Not Have
     A Controlling or Personal Interest, Submit
     Your Vote as Usual Thank You                                    Management None         Non-Voting
 2  Please Note That the True Record Date For
     This Meeting Is 08.04.2010 , Whereas The
     Meeting Has Been Setup Using the Actual
     Record Date - 1 Business Day. This Is Done To
     Ensure That All Positions Reported Are In
     Concurrence With the German Law. Thank You                      Management None         Non-Voting
 3  Presentation of the Financial Statements of BASF SE And
     The BASF Group for the Financial Year 2009; Presentation Of
     The Management's Analyses of BASF SE and the BASF
     Group for the Financial Year 2009 Including the Explanatory
     Reports On the Data According to Section 289 (4) And
     Section 315 (4) of the German Commercial Code;
     Presentation of the Report of the Supervisory Board             Management None         Non-Voting
 4  Adoption of A Resolution On the Appropriation of Profit          Management For          Voted - For
 5  Adoption of A Resolution Giving Formal Approval to The
     Actions of the Members of the Supervisory Board                 Management For          Voted - For
 6  Adoption of A Resolution Giving Formal Approval to The
     Actions of the Members of the Board of Executive Directors      Management For          Voted - For
 7  Election of the Auditor for the Financial Year 2010              Management For          Voted - For
 8  Adoption of A Resolution On the Change of Bearer Shares To
     Registered Shares and Appropriate Amendment of The
     Statutes                                                        Management For          Voted - For
 9  Approval of the Transmission of Information By
     Telecommunication and Appropriate Amendment of The
     Statutes                                                        Management For          Voted - For
 10 Adoption of A Resolution On the Approval of the System Of
     The Remuneration of the Members of the Board of Executive
     Directors                                                       Management For          Voted - For
 11 Adoption of A Resolution On the Amendment of Article 17,
     Nos. 2                                                          Management For          Voted - For
 12 Adoption of A Resolution On the Amendment of Article 17,
     Nos. 3                                                          Management For          Voted - For
 13 Adoption of A Resolution On the Amendment of Article 18,
     No. 2                                                           Management For          Voted - For
                                                            41





                                    International Value Fund
 Proposal                                                          Proposed by Mgt. Position Registrant Voted
 14 Counter Proposals Have Been Received For
     This Meeting. A Link to the Counter Proposal
     Information Is Available In the Material Url
     Section of the Application. If You Wish to Act
     On These Items, You Will Need to Request A
     Meeting Attend and Vote Your Shares at The
     Company's Meeting.                                                Management None         Non-Voting
CEMEX SAB DE CV
 Security: P22561321
 Meeting Type: Ordinary   Meeting Date: 29-Apr-2010
 1  Approve the Presentation of the Report of Chief Executive
     Officer Including the Financial Statements and the Report Of
     The Board of Directors for the FYE On DEC 2009 In Terms Of
     Article 172 of the General Corporations Law and After
     Getting the Opinion of the Board of Directors On the Report Of
     The Chief Executive Officer, the Audit Committee And
     Corporate Practices and the Report On Policies and On The
     Review of the Situation Taxation of the Company                   Management For          Voted - For
 2  Approve Regarding the Application of Profits                       Management For          Voted - For
 3  Approve to Increase the Variable Part of the Capital Stock
     From the Retained Earnings                                        Management For          Voted - For
 4  Authorize the Board of Administration of the Cement
     Industry Cemex, Approve the Shareholders for 750 Million
     Shares for Their Future Signature Date On Behalf of Investors
     Before the Convertible Bonds In the Shares of the Company
     Previously Issued and the Subscription Right as Stated In
     Article 210 BIS of the Negotiable Instruments and Credit
     Transactions Law Will Be Not Applicable In This Case
     According To the Resulting Agreements of Extraordinary Shareholders
     Meeting Celebrated 04 SEP 2009                                    Management For          Voted - For
 5  Appointment or Ratification as the Case May Be of The
     Advisors Members of The                                           Management For          Voted - For
 6  Approve the Compensation to the Members of the Board Of
     Directors as Well as the Members of the Audit Committee
     And the Corporate Practices Committee of the Company              Management For          Voted - For
 7  Approve the Designation of Delegates Who Will Carry Out And
     Formalize the Resolutions Adopted at the Ordinary
     Shareholders Meeting                                              Management For          Voted - For
REPSOL YPF SA
 Security: E8471S130
 Meeting Type: Ordinary   Meeting Date: 29-Apr-2010
 1  Approve the Annual Accounts and Management Report Of
     Repsol Ypf and Consolidated Group of 2009                         Management For          Voted - For
 2  Approve the Management Board Member of 2009                        Management For          Voted - For
 3  Approve to Modify the Article 9                                    Management For          Voted - For
 4  Approve to Modify the Article 12 BIS                               Management For          Voted - For
 5  Approve to Modify the Article 22                                   Management For          Voted - For
 6  Approve to Modify the Article 3, Section 3.5                       Management For          Voted - For
 7  Approve to Modify the Article 9, Section 9.2                       Management For          Voted - For
                                                                42





                                International Value Fund
 Proposal                                                        Proposed by Mgt. Position Registrant Voted
 8  Re-Election of Ms. Paulina Beato Blanco as A Board
     Member                                                          Management For          Voted - For
 9  Re-Election of Mr. Artur Carulla Font as A Board Member          Management For          Voted - For
 10 Re-Election of Mr. Javier Echenique Landiribar as A Board
     Member                                                          Management For          Voted - For
 11 Re-Election of Pemex Internacional Espana, Sociedad
     Anonima as A Board Member                                       Management For          Voted - For
 12 Appointment, Ratify and Re-Election of Mr. Henri Philippe
     Reichstul as A                                                  Management For          Voted - For
 13 Appointment of the Auditors                                      Management For          Voted - For
 14 Authorize to Purchase Own Shares                                 Management For          Voted - For
 15 Approve the Delegation, In the Board Member, the Faculty To
     Increase the Social Capital                                     Management For          Voted - For
 16 Approve the Delegation of Powers                                 Management For          Voted - For
 17 Please Note In the Event the Meeting Does
     Not Reach Quorum, There Will Be A Second
     Call On 30 Apr 2010. Consequently, Your
     Voting Instructions Will Remain Valid for All
     Calls Unless the Agenda Is Amended. Thank
     You.                                                            Management None         Non-Voting
BARCLAYS PLC, LONDON
 Security: G08036124
 Meeting Type: Annual Meeting Date: 30-Apr-2010
 1  Receive the Reports of the Directors and Auditors and The
     Audited Accounts of the Company for the YE 31 DEC 2009          Management For          Voted - For
 2  Approve the Remuneration Report for the YE 31 DEC 2009           Management For          Voted - For
 3  Re-Elect Reuben Jeffery III as Director of the Company           Management For          Voted - For
 4  Re-Elect Marcus Aglus as A Director of the Company               Management For          Voted - For
 5  Re-Elect David Booth as A Director of the Company                Management For          Voted - For
 6  Re-Elect Sir Richard Broadbent as A Director of The
     Company                                                         Management For          Voted - For
 7  Re-Elect Sir Michael Rake as A Director of the Company           Management For          Voted - For
 8  Re-Elect Sir Andrew Likierman as A Director of The
     Company                                                         Management For          Voted - For
 9  Re-Elect Chris Lucas as A Director of the Company                Management For          Voted - For
 10 Re-Appoint PricewaterhouseCoopers LLP, Chartered
     Accountants and Registered Auditors, as the Auditors of The
     Company to Hold Office From the Conclusion of This Meeting
     Until the Conclusion of the Next AGM at Which Accounts Are
     Laid Before the Company                                         Management For          Voted - For
 11 Authorize the Directors to Set the Remuneration of The
     Auditors                                                        Management For          Voted - For
 12 Authorize the Company, In Accordance With Section 366 Of
     The Companies Act 2006 [The 2006 Act] the Company And
     Any Company Which, at Any Time During the Period for Which
     This Resolution Has Effect, Is A Subsidiary of the Company To
     A) Make Political Donations to Political Organizations Not
     Exceeding GBP 25,000 In Total and B) Incur Political
     Expenditure Not Exceeding GBP 100,000 In Total, In Each
     Case During the Period Commencing On the Date of This
     Resolution and Ending On the Date of the AGM of The
                                                            43





                                               International Value Fund
Proposal                                                          Proposed by Mgt. Position Registrant Voted
     Company to Be Held In 2011 or On 30 JUN 2011, Provided
     That the Maximum Amounts as Specified May Consist Of
     Sums In Any Currency Converted Into Sterling at Such Rate As
     The Board May In Its Absolute Discretion Determine for The
     Purposes of This Resolution, the Terms Political Donations
     Political Organizations and Political Expenditure Shall Have
     The Meanings Given to Them In Sections 363 to 365 of The
     2006 Act                                                         Management For          Voted - For
13  Authorize the Directors, In Substitution for All Existing
     Authorities, Pursuant to Section 551 of the 2006 Act To
     Exercise All the Powers of the Company To; A) Allot Shares
     [As Defined In Section 540 of the 2006 Act] In the Company
     Or Grant Rights to Subscribe for or to Convert Any Security Into
     Shares In the Company Up to an Aggregate Nominal Amount
     Of GBP 1,043,323,357, GBP 77,500,000, EUR 40,000,000
     And 1F4,000,000,000; B) Allot Equity Securities [As Specified
     In Section 560 of the 2006 Act] Up to an Aggregate Nominal
     Amount of GBP 2,006,646,714 [Such Amount to Be Reduced
     By the Aggregate Nominal Amount of Ordinary Shares
     Allotted or Rights to Subscribe for or to Convert Any Securities
     Into Ordinary Shares In the Company Granted Under This
     Resolution 13] In Connection With an Offer by Way of A Rights
     Issue: I) to Ordinary Shareholders In Proportion [As Nearly As
     Maybe Practicable] to Their Existing Holdings; and Ii) To
     Holders of Other Equity Securities [As Defined In Section 560
     Of the 2006 Act] as Required by the Rights of Those Securities,
     Or Subject to Such Rights, as the Directors Otherwise
     Consider Necessary, and So That the Directors May Impose
     Any Limits or Restrictions and Make Any Arrangements Which
     They Consider Necessary or Appropriate to Deal With Treasury
     Shares, Fractional Entitlements, Record Dates, Legal,
     Regulatory or Practical Problems In, or Under the Laws Of, Any
     Territory or Any Other Matter, [Authority Expires the Earlier Of
     The End of the AGM of the Company to Be Held In 2011 Or
     The Close of Business On 30 JUN 2011]; the Company May
     Make Offers and Enter Into Agreements Before the Authority
     Expires Which Would, or Might Require Shares to Be Allotted
     Or Rights to Subscribe for or to Convert Any Security Into
     Shares to Be Granted After the Authority Expires and The
     Directors May Allot Shares or Grant Such Rights Under Any
     Such Offer or Agreement as If the Authority
     Had Not Expired                                                  Management For          Voted - For
14  Authorize the Directors, In Substitution for All Existing
     Powers, and Subject to the Passing of Resolution 13,
     Pursuant to Section 570 of the 2006 Act to Allot Equity
     Securities [As Defined In Section 560 of the 2006 Act] For
     Cash, Pursuant to the Authority Granted Resolution 13 And/Or
     Where the Allotment Constitutes an Allotment of Equity
     Securities by Virtue of Section 560(3) of the 2006 Act, In
     Each Case Free of the Restriction In Section 561 of the 2006
     Act, Such Power to Be Limited: [A] to the Allotment of Equity
     Securities In Connection With an Offer of Equity Securities [But
     In Case of an Allotment Pursuant to the Authority Granted By
     Paragraph [B] of Resolution 13, Such Power Shall Be Limited
     To the Allotment of Equity Securities In Connection With An
     Offer by Way of A Rights Issue Only]: [I] to Ordinary
                                                                44





                                               International Value Fund
Proposal                                                            Proposed by Mgt. Position Registrant Voted
     Shareholders In Proportion [As Nearly as May Be Practicable
     To Their Existing Holdings;] [Ii] to Holders of Other Equity
     Securities [As Defined In Section 560 of the 2006 Act], As
     Required by the Rights of Those Securities Or, Subject to Such
     Rights, as the Directors Otherwise Consider Necessary, And
     So That the Directors May Impose Any Limits or Restrictions
     And Make Any Arrangements Which They Consider Necessary
     Or Appropriate to Deal With Treasury Shares, Fractional
     Entitlements, Record Dates, Legal, Regulatory or Practical
     Problems In, or Under the Laws of Any Territory or Any Other
     Matter; and [B] to the Allotment of Equity Securities, Pursuant
     To the Authority Granted by Paragraph [A] of Resolution 13
     And/Or an Allotment of Equity Securities by Virtue of Section
     560(3) of the 2006 Act, [In Each Case Otherwise Than In The
     Circumstances as Specified In This Resolution] Up to A
     Nominal Amount of GBP 150,498,503 Representing No More
     Than 5% of the Issued Ordinary Share Capital as at 05 MAR
     2010; Compliance With That Limit Shall Be Calculated, In The
     Case of Equity Securities Which Are Rights to Subscribe For, Or
     To Convert Securities Into , Ordinary Shares [As Defined In
     Section 560 of the 2006 Act] by Reference to the Aggregate
     Nominal Amount of Relevant Shares Which May Be Allotted
     Pursuant to Such Rights, [Authority Expires the Earlier of The
     End of the AGM of the Company to Be Held In 2011 or The
     Close of Business On 30 JUN 2011] the Company May Make
     Offers and Enter Into Agreements Before the Power Expires
     Which Would or Might, Require Equity Securities to Be Allotted
     After the Power Expires and the Directors May Allot Equity
     Securities Under Any Such Offer or Agreement as If the Power
     Had Not Expired                                                    Management For          Voted - For
15  Authorize the Company for the Purposes of Section 701 Of
     The 2006 Act to Make Market Purchases [Within the Meaning
     Of Section 701 of the 2006 Act] On the London Stock
     Exchange of Up to an Aggregate of 1,203,988,028 Ordinary
     Shares Of25 P Each In Its Capital, and May Hold Such Shares
     As Treasury Shares, Provided That: A) the Minimum Price
     [Exclusive of Expenses] Which May Be Paid for Each
     Ordinary Share Is Not Less Than 25p; B) the Maximum Price
     [Exclusive of Expenses] Which May Be Paid for Each
     Ordinary Share Shall Not Be More Than the Higher of [1] 105%
     Of the Average of the Market Values of the Ordinary Shares
     [As Derived From the Daily Official List of the London Stock
     Exchange] for the 5 Business Days Immediately Preceding
     The Date On Which the Purchase Is Made and Ii) That
     Stipulated by Article 5(1) of the Buy-Back and Stabilization
     Regulation [EC 2273/2003); and C) [Authority Expires The
     Earlier of the End of the AGM of the Company to Be Held In
     2011 or the Close of Business On 30 JUN 2011]; [Except In
     Relation to Any Purchase of Shares the Contract for Which
     Was Concluded Before Such Date and Which Would or Might
     Be Executed Wholly or Partly After Such Date]                      Management For          Voted - For
16  Authorize the Directors to Call General Meetings [Other Than
     An AGM] On Not Less Than 14 Clear Days Notice, Such
     Authority to Expire at the End of the AGM of the Company To
     Be Held In 2011 or the Close of the Business On 30 JUN
     2011, Whichever Is the Earlier                                     Management For          Voted - For
                                                                           45





                                  International Value Fund
 Proposal                                                         Proposed by Mgt. Position Registrant Voted
 17 Amend the Articles of Association of the Company By
     Deleting All the Provisions of the Company's Memorandum
     Of Association Which, by Virtue of Section 28 of the 2006
     Act, Are to Be Treated as Provisions of the Company's
     Articles of Association; and Adopt the Articles Of
     Association, as Specified as the Articles of Association Of
     The Company In Substitution For, and to the Exclusion of The
     Existing Articles of Association                                 Management For          Voted - For
 18 Approve and Adopt the Rules of the Barclays Group SAYE
     Share Option Scheme, as Specified, and Authorize The
     Directors To: A) to Do Such Acts and Things Necessary Or
     Expenditure for the Purposes of Implementing and Giving
     Effect to the Sharesave Plan, Including Making Any Changes
     To the Draft Rules of the Sharesave Plan In Order to Obtain
     HM Revenue & Customs Approval; and B) Establish Such
     Appendicies Schedules, Supplements or Further Schemes
     Based On Sharesave Plan But Modified To Take Advantage Of
     Or To Comply With, Local Tax, Exchange Control Or Securities
     Laws In Jurisdictions Outside In UK, Provided That Any
     Ordinary Shares Made Available Under Any Such
     Appendices, Schedules, Supplements Or Further Schemes
     Are Treated As Counting Against The Limits And Overall
     Participation In The Sharesave Plan                              Management For          Voted - For
DBS GROUP HOLDINGS LTD, SINGAPORE
 Security: Y20246107
 Meeting Type: Annual   Meeting Date: 30-Apr-2010
 1  Receive the Directors' Report and Audited Accounts for The
     YE 31 DEC 2009 and the Auditors' Report Thereon                  Management For          Voted - For
 2  Declare A 1-Tier Tax Exempt Final Dividend of 14 Cents Per
     Ordinary Share, for the YE 31 DEC 2009; [2008: Final
     Dividend of 14 Cents Per Ordinary Share, 1-Tier Tax Exempt]      Management For          Voted - For
 3  Approve to Sanction the Amount of SGD 1,594,877
     Proposed as Directors' Fees for 2009; [2008: SGD
     1,475,281]                                                       Management For          Voted - For
 4  Approve to Sanction the Amount of SGD 4,500,000
     Proposed as Special Remuneration for Mr. Koh Boon Hwee
     For 2009; [2008: SGD 2,000,000]                                  Management For          Voted - For
 5  Re-Appoint Messrs. PricewaterhouseCoopers LLP as The
     Auditors of the Company and Authorize the Directors to Fix
     Their Remuneration                                               Management For          Voted - For
 6  Re-Elect Mr. Ang Kong Hua as A Director, Who Retires Under
     Article 95 of the Company's Articles of Association              Management For          Voted - For
 7  Re-Elect Mr. John Alan Ross as A Director, Who Retires
     Under Article 95 of the Company's Articles of Association        Management For          Voted - For
 8  Re-Elect Mr. Kwa Chong Seng as A Director, Who Retires
     Under Article 95 of the Company's Articles of Association        Management For          Voted - For
 9  Re-Elect Mr. Ambat Ravi Shankar Menon as A Director, Who
     Retires Under Article 101 of the Company's Articles Of
     Association                                                      Management For          Voted - Against
 10 Re-Elect Mr. Piyush Gupta as A Director, Who Retires Under
     Article 101 of the Company's Articles of Association             Management For          Voted - For
                                                              46





                                               International Value Fund
Proposal                                                          Proposed by Mgt. Position Registrant Voted
11  Re-Elect Mr. Peter Seah Lim Huat as A Director, Who Retires
     Under Article 101 of the Company's Articles of Association       Management For          Voted - For
12  Re-Appoint Mr. Andrew Robert Fowell Buxton as A Director,
     Pursuant to Section 153(6) of the Companies Act, Chapter
     50, to Hold Office From the Date of This AGM Until the Next
     AGM of the Company                                               Management For          Voted - For
13  Authorize the Board of Directors of the Company To: (A) Allot
     And Issue From Time to Time Such Number of Ordinary Shares
     In the Capital of the Company (DBSH Ordinary Shares) As
     May Be Required to Be Issued Pursuant to the Exercise Of
     Options Under the DBSH Share Option Plan; and (B) Offer
     And Grant Awards In Accordance With the Provisions of The
     DBSH Share Plan and to Allot and Issue From Time to Time
     Such Number of DBSH Ordinary Shares as May Be Required
     To Be Issued Pursuant to the Vesting of Awards Under The
     DBSH Share Plan, Provided Always That: (1) the Aggregate
     Number of New DBSH Ordinary Shares to Be Issued
     Pursuant to the Exercise of Options Granted Under the DBSH
     Share Option Plan and the Vesting of Awards Granted or To
     Be Granted Under the DBSH Share Plan Shall Not Exceed
     7.5% of the Total Number of Issued Shares (Excluding
     Treasury Shares) In the Capital of the Company From Time To
     Time; and (2) the Aggregate Number of New DBSH Ordinary
     Shares Under Awards to Be Granted Pursuant to the DBSH
     Share Plan During the Period Commencing From the Date Of
     This AGM of the Company and Ending On the Date of The
     Next AGM of the Company or the Date by Which the Next
     AGM of the Company Is Required by Law to Be Held, Shall Not
     Exceed 2% of the Total Number of Issued Shares (Excluding
     Treasury Shares) In the Capital of the Company From Time
     To Time                                                          Management For          Voted - For
14  Authorize the Directors of the Company To: Issue Shares In
     The Capital of the Company (Shares) Whether by Way Of
     Rights, Bonus or Otherwise; And/Or (Ii) Make or Grant Offers,
     Agreements or Options (Collectively, Instruments) That Might
     Or Would Require Shares to Be Issued, Including But Not
     Limited to the Creation and Issue of (As Well as Adjustments
     To) Warrants, Debentures or Other Instruments Convertible
     Into Shares, at Any Time and Upon Such Terms And
     Conditions and for Such Purposes and to Such Persons As
     The Directors May In Their Absolute Discretion Deem Fit; And
     (Notwithstanding the Authority Conferred by This Resolution
     May Have Ceased to Be In Force) Issue Shares In Pursuance
     Of Any Instrument Made or Granted by the Directors While
     This Resolution Was In Force, Provided That: (1) The
     Aggregate Number of Shares to Be Issued Pursuant to This
     Resolution (Including Shares to Be Issued In Pursuance Of
     Instruments Made or Granted Pursuant to This Resolution)
     Does Not Exceed 50 Per Cent of the Total Number of Issued
     Shares (Excluding Treasury Shares) In the Capital of The
     Company (As Calculated In Accordance With This
     Resolution), of Which the Aggregate Number of Shares to Be
     Issued Other Than On A Pro Rata Basis to Shareholders of The
     Company (Including Shares to Be Issued In Pursuance Of
     Instruments Made or Granted Pursuant to This Resolution)
     Does Not Exceed 10% of the Total Number of Issued Shares
                                                                           47





                                       International Value Fund
 Proposal                                                        Proposed by Mgt. Position Registrant Voted
     (Excluding Treasury Shares) In the Capital of the Company
     (As Calculated In Accordance With This Resolution); (2)
     (Subject to Such Manner of Calculation and Adjustments As
     May Be Prescribed by the Singapore Exchange Securities
     Trading Limited (SGX-ST)) for the Purpose of Determining
     The Aggregate Number of Shares That May Be Issued Under
     This Resolution, the Percentage of Issued Shares Shall Be
     Based On the Total Number of Issued Shares (Excluding
     Treasury Shares) In the Capital of the Company at the Time
     This Resolution Is Passed, After Adjusting For: (I) New Shares
     Arising From the Conversion or Exercise of Any Convertible
     Securities or Share Options or Vesting of Share Awards Which
     Are Outstanding or Subsisting at the Time This Resolution Is
     Passed; and (Ii) Any Subsequent Bonus Issue, Consolidation
     Or Subdivision of Shares; (3) In Exercising the Authority
     Conferred by This Resolution, the Company Shall Comply
     With the Provisions of the Listing Manual of the SGX-ST For
     The Time Being In Force (Unless Such Compliance Has Been
     Waived by the SGX-ST) and the Articles of Association For
     The Time Being of the Company; and [Authority Expires The
     Earlier or Until the Conclusion of the Next AGM of The
     Company or the Date by Which the Next AGM of The
     Company Is Required by Law to Be Held]                          Management For          Voted - For
 15 Authorize the Directors of the Company to Allot and Issue
     From Time to Time Such Number of New Ordinary Shares, New
     Non-Voting Non-Redeemable Preference Shares and New
     Non-Voting Redeemable Preference Shares In the Capital Of
     The Company as May Be Required to Be Allotted and Issued
     Pursuant to the DBSH Scrip Dividend Scheme                      Management For          Voted - For
DBS GROUP HOLDINGS LTD, SINGAPORE
 Security: Y20246107
 Meeting Type: ExtraOrdinary Meeting Date: 30-Apr-2010
 1  Authorize the Directors for the Purposes of Sections 76C
     And 76E of the Companies Act, Chapter 50 [The Companies
     Act], to Purchase or Otherwise Acquire Issued Ordinary
     Shares In the Capital of DBSH [Ordinary Shares] Not
     Exceeding In Aggregate the Maximum Percentage [As
     Specified], at Such Price or Prices as May Be Determined By
     The Directors From Time to Time Up to the Maximum Price [As
     Specified], Whether by Way Of: [I] Market Purchase[S] On The
     Singapore Exchange Securities Trading Limited [SGX-ST]
     Transacted Through the Central Limit Order Book Trading
     System And/Or Any Other Securities Exchange On Which The
     Ordinary Shares May for the Time Being Be Listed and Quoted
     [Other Exchange]; And/Or [Ii] Off-Market Purchase[S] [If
     Effected Otherwise Than On the SGX-ST Or, as the Case May
     Be, Other Exchange] In Accordance With Any Equal Access
     Scheme[S] as May Be Determined or Formulated by The
     Directors as They Consider Fit, Which Scheme[S] Shall Satisfy
     All the Conditions Prescribed by the Companies Act, And
     Otherwise In Accordance With All Other Laws and Regulations
     And Rules of the SGX-ST Or, as the Case May Be, Other
     Exchange as May for the Time Being Be Applicable, [The
     Share Purchase Mandate]; [Authority Expires the Earlier Of
                                                               48





                                  International Value Fund
 Proposal                                                          Proposed by Mgt. Position Registrant Voted
     The Date On Which the Next AGM of DBSH Is Held and The
     Date by Which the Next AGM of DBSH Is Required by Law To
     Be Held]; and to Complete and Do All Such Acts and Things
     [Including Executing Such Documents as May Be Required]
     As They And/Or He May Consider Expedient or Necessary To
     Give Effect to the Transactions Contemplated And/Or
     Authorized by This Resolution                                     Management For          Voted - For
DEUTSCHE TELEKOM AG, BONN
 Security: D2035M136
 Meeting Type: Annual   Meeting Date: 03-May-2010
 1  As A Condition of Voting, German Market
     Regulations Require That You Disclose
     Whether You Have A Controlling or Personal
     Interest In This Company. Should Either Be
     The Case, Please Contact Your Client Service
     Representative So That We May Lodge Your
     Instructions Accordingly. If You Do Not Have
     A Controlling or Personal Interest, Submit
     Your Vote as Normal. Thank You                                    Management None         Non-Voting
 2  Please Note That These Shares May Be
     Blocked Depending On Some Subcustodians'
     Processing In the Market. Please Contact
     Your Client Service Representative to Obtain
     Blocking Information for Your Accounts.                           Management None         Non-Voting
 3  Presentation of the Financial Statements and Annual Report
     For the 2009 FY With the Report of the Supervisory Board,
     The Group Financial Statements and Annual Report, and The
     Proposal On the Appropriation of the Distributable Profit         Management None         Non-Voting
 4  Resolution On the Appropriation of the Distributable Profit Of
     EUR 6,421,196,639.17 as Follows: Payment of A Dividend Of
     EUR 0.78 Per Share. EUR 3,035,281,633.45 Shall Be Carried
     Forward. Ex-Dividend and Payable Date: 04 MAY 2010                Management For          Voted - For
 5  Ratification of the Acts of the Board of Managing Directors
     During the 2009 FY                                                Management For          Voted - For
 6  Postponement of the Ratification of the Acts of Klaus
     Zumwinkel as A Member of the Supervisory Board During
     The 2008 FY                                                       Management For          Voted - For
 7  Ratification of the Acts of the Supervisory Board During The
     2009 FY                                                           Management For          Voted - For
 8  Approval of the Compensation System for the Members Of
     The Board of Managing Directors                                   Management For          Voted - For
 9  Appointment of Auditors for the 2010 FY:
     PricewaterhouseCoopers AG, Frankfurt, and Ernst + Young
     Gmbh, Stuttgart                                                   Management For          Voted - For
 10 Authorization to Acquire Own Shares, the Company Shall Be
     Authorized to Acquire Own Shares of Up to 10% of Its Share
     Capital, at Prices Not Deviating More Than 10% From The
     Market Price of the Shares, On or Before 02 NOV 2011, The
     Board of Managing Directors Shall Be Authorized to Sell The
     Shares On the Stock Exchange, to Offer the Shares To
     Shareholders by Way of A Rights Offering, to Dispose of The
     Shares In Another Manner If They Are Sold at A Price Not
                                                              49





                                               International Value Fund
Proposal                                                          Proposed by Mgt. Position Registrant Voted
     Materially Below Their Market Price, to Float the Shares On
     Foreign Stock Exchanges, to Use the Shares for Acquisition
     Purposes, to Use the Shares to Satisfy Conversion and Option
     Rights, to Use the Shares as Employee Shares, and to Retire
     The Shares                                                       Management For          Voted - For
11  Election of Wulf H. Bernotat to the Supervisory Board             Management For          Voted - For
12  Election of Ulrich Middelmann to the Supervisory Board            Management For          Voted - For
13  Approval of the Control and Profit Transfer Agreement With
     The Company's Wholly Owned Subsidiary Erste DFMG
     Deutsche Funkturm Ver-Moegens-Gmbh                               Management For          Voted - For
14  Approval of the Control and Profit Transfer Agreement With
     The Company's Wholly Owned Subsidiary T-Mobile Global
     Holding Nr. 2 Gmbh                                               Management For          Voted - For
15  Resolution On the Authorization to Issue Convertible, Warrant
     Or Income Bonds And/Or Profit-Sharing Rights, the Creation Of
     Contingent Capital, and the Corresponding Amendments To
     The Articles of Association, the Board of Managing Directors
     Shall Be Authorized, With the Consent of the Supervisory
     Board, to Issue Bonds or Profit-Sharing Rights of Up to EUR
     6,500,000,000, Conferring A Conversion or Option Right for Up
     To 429,687,500 New Shares of the Company, On or Before
     02 MAY 2015, Shareholders Shall Be Granted Subscription
     Rights, Except for the Issue of Bonds at A Price Not Materially
     Below Their Theoretical Market Value, for Residual Amounts,
     And In Order to Grant Subscription Rights to Holders Of
     Previously Issued Conversion and Option Rights, the Existing
     Contingent Capital IV Shall Be Revoked, the Company's Share
     Capital Shall Be Increased Accordingly by Up to EUR
     1,100,000,000 Through the Issue of Up to 429,687,500 New
     Shares, Insofar as Conversion or Option Rights Are Exercised
     [Contingent :Capital 2010]                                       Management For          Voted - For
16  Approval of the Revision of the Supervisory Board
     Remuneration, and the Corresponding Amendments to The
     Articles of Association the Fixed Remuneration Per Member
     Shall Be Increased to EUR 30,000 for the 2010 FY and EUR
     40,000 Thereafter, and the Variable Remuneration Amended
     To EUR 1,000 for Every EUR 0.02 by Which the Profit Per
     Share In the Second Year After the FY In Question Exceeds
     That of 3 Years Previous, the Chairman Shall Receive Twice,
     And the Deputy Chairman One and A Half Times, The
     Amounts                                                          Management For          Voted - For
17  Amendment to Section 2 of the Articles of Association To
     Reflect the Expansion of the Object of the Company               Management For          Voted - For
18  Amendment to Section 14 of the Articles of Association In
     Respect of the Deadline for Announcing the Shareholders'
     Meeting Being 30 Days Prior to the Meeting, Extended by The
     Length of the Registration Period                                Management For          Voted - For
19  Amendment to Section 15 of the Articles of Association In
     Respect of the Authorization of the Company to Transmit The
     Shareholders' Meeting by Audiovisual Means                       Management For          Voted - For
20  Amendment to Section 16 of the Articles of Association In
     Respect of Participation In the Shareholders' Meeting By
     Electronic Means                                                 Management For          Voted - For
21  Amendment to Section 16 of the Articles of Association In
     Respect of Absentee Voting at the Shareholders' Meeting          Management For          Voted - For
                                                                           50





                                   International Value Fund
 Proposal                                                         Proposed by Mgt. Position Registrant Voted
 22 Counter Proposals Have Been Received For
     This Meeting. A Link to the Counter Proposal
     Information Is Available In the Material Url
     Section of the Application. If You Wish to Act
     On These Items, You Will Need to Request A
     Meeting Attend and Vote Your Shares at The
     Company's Meeting.                                               Management None         Non-Voting
GDF SUEZ, PARIS
 Security: F42768105
 Meeting Type: MIX       Meeting Date: 03-May-2010
 1  Please Note That This Is an Amendment To
     Meeting Id 668601 Due to Addition Of
     Resolution. All Votes Received On The
     Previous Meeting Will Be Disregarded And
     You Will Need to Reinstruct On This Meeting
     Notice. Thank You.                                               Management None         Non-Voting
 2  French Resident Shareowners Must Complete, Sign And
     Forward the Proxy Card Directly to the Sub Custodian. Please
     Contact Your Client Service Representative to Obtain The
     Necessary Card, Account Details and Directions. The
     Following Applies to Non-Resident Shareowners: Proxy
     Cards: Voting Instructions Will Be Forwarded to the Global
     Custodians That Have Become Registered Intermediaries, On
     The Vote Deadline Date. In Capacity as Registered
     Intermediary, the Global Custodian Will Sign the Proxy Card
     And Forward to the Local Custodian. If You Are Unsure
     Whether Your Global Custodian Acts as Registered
     Intermediary, Please Contact Your Representative                 Management None         Non-Voting
 3  Please Note In the French Market That The
     Only Valid Vote Options Are for And
     Against A Vote of Abstain Will Be Treated
     As an Against Vote.                                              Management None         Non-Voting
 4  PLEASE NOTE THAT IMPORTANT ADDITIONAL
     MEETING INFORMATION IS AVAILABLE by CLICKING
     ON the MATERIAL URL LINK: Https://Balo.Journal-
     Officiel.Gouv.Fr/Pdf/2010/0412/201004121001137.Pdf               Management None         Non-Voting
 5  Approve the Transactions and the Annual Financial
     Statements for the FY 2009                                       Management For          Voted - For
 6  Approve the Consolidated Financial Statements for the FY
     2009                                                             Management For          Voted - For
 7  Approve the Allocation of Income for the FYE On 31 DEC
     2009 and Setting of the Dividend                                 Management For          Voted - For
 8  Approve the Regulated Agreements Pursuant to Article
     L.225-38 of the Commercial Code                                  Management For          Voted - For
 9  Authorize the Board of Directors to Operate On The
     Company's Shares                                                 Management For          Voted - For
 10 Authorize the Board of Directors to Decide, With Preferential
     Subscription Rights, I) to Issue Common Shares And/Or Any
     Securities Giving Access to the Company's Capital And/Or The
     Company's Subsidiaries, And/Or Ii) to Issue Securities
     Entitling to Allocation of Debt Securities                       Management For          Voted - For
                                                               51





                                               International Value Fund
Proposal                                                             Proposed by Mgt. Position Registrant Voted
11  Authorize the Board of Directors to Decide, With Cancellation
     Of Preferential Subscription Rights, I) to Issue Common
     Shares And/Or Any Securities Giving Access to The
     Company's Capital And/Or the Company's Subsidiaries,
     And/Or Ii) to Issue Securities Entitling to Allocation of Debt
     Securities                                                          Management  For         Voted - For
12  Authorize the Board of Directors to Decide to Issue Common
     Shares or Various Securities With Cancellation of Preferential
     Subscription Rights, as Part of an Offer Pursuant to Article L.
     411-2 II of the Monetary and Financial Code                         Management  For         Voted - For
13  Authorize the Board of Directors to Increase the Number Of
     Securities to Be Issued In the Event of Issuances Of
     Securities With or Without Preferential Subscription Rights
     Carried Out Under the 6th, 7th and 8th Resolutions                  Management  For         Voted - For
14  Authorize the Board of Directors to Carry Out the Issuance Of
     Common Shares And/Or Various Securities as Remuneration
     For the Contribution of Securities Granted to the Company
     Within the Limit of 10% of the Share Capital                        Management  For         Voted - For
15  Authorize the Board of Directors to Decide to Increase The
     Share Capital by Issuing Shares, With Cancellation Of
     Preferential Subscription Rights In Favor of the Employees
     Who Are Members of GDF SUEZ Group' Saving Plans                     Management  For         Voted - For
16  Authorize the Board of Directors to Decide to Increase The
     Share Capital, With Cancellation of Preferential Subscription
     Rights, In Favor of Any Entities Whose Exclusive Purpose Is To
     Subscribe, Own and Transfer GDF SUEZ Shares or Other
     Financial Instruments as Part of the Implementation of One Of
     The Multiple Formulas of the International Employee Savings
     Plan of GDF SUEZ Group                                              Management  For         Voted - For
17  Approve the Overall Limitation of the Delegations Concerning
     The Capital Increase, Immediate And/Or at Term                      Management  For         Voted - For
18  Authorize the Board of Directors to Decide to Increase The
     Share Capital by Incorporation of Premiums, Reserves, Profits
     Or Others                                                           Management  For         Voted - For
19  Authorize the Board of Directors to Reduce the Capital By
     Cancellation of Treasury Shares                                     Management  For         Voted - For
20  Authorize the Board of Directors to Subscribe or Purchase
     The Company's Shares In Favor of the Employees And/Or
     Company's Officers And/Or Group Subsidiaries                        Management  For         Voted - For
21  Authorize the Board of Directors to Carry Out the Free
     Allocation of Shares In Favor of the Employees And/Or
     Company's Officers And/Or Group Subsidiaries                        Management  For         Voted - For
22  Powers to Carry Out the Decisions of the General Meeting
     And for the Formalities                                             Management  For         Voted - For
23  PLEASE NOTE THAT THIS RESOLUTION IS A
     SHAREHOLDER PROPOSAL: Approve In Order to Limit The
     Use of Debts While Increasing the Investment Capacity of The
     Group, Including Research & Development And
     Infrastructure, the General Meeting Decides Concerning The
     Dividend Proposed In the 3rd Resolution, That the Amount Of
     The Dividends Paid for the FY 2009 Is Set at EUR 0.80 Per
     Share, Including the Interim Dividend of EUR 0.80 Per Share
     Already Paid On 18 DEC 2009                                         Shareholder Against     Voted - Against
                                                                           52





                                   International Value Fund
 Proposal                                                          Proposed by Mgt. Position Registrant Voted
CARREFOUR SA, PARIS
 Security: F13923119
 Meeting Type: MIX       Meeting Date: 04-May-2010
 1  Please Note In the French Market That The
     Only Valid Vote Options Are for And
     Against A Vote of Abstain Will Be Treated
     As an Against Vote.                                               Management None         Non-Voting
 2  French Resident Shareowners Must Complete, Sign And
     Forward the Proxy Card Directly to the Sub Custodian. Please
     Contact Your Client Service Representative to Obtain The
     Necessary Card, Account Details and Directions. The
     Following Applies to Non-Resident Shareowners: Proxy
     Cards: Voting Instructions Will Be Forwarded to the Global
     Custodians That Have Become Registered Intermediaries, On
     The Vote Deadline Date. In Capacity as Registered
     Intermediary, the Global Custodian Will Sign the Proxy Card
     And Forward to the Local Custodian. If You Are Unsure
     Whether Your Global Custodian Acts as Registered
     Intermediary, Please Contact Your Representative                  Management None         Non-Voting
 3  PLEASE NOTE THAT IMPORTANT ADDITIONAL
     MEETING INFORMATION IS AVAILABLE by CLICKING
     ON the MATERIAL URL LINK: Https://Balo.Journal-
     Officiel.Gouv.Fr/Pdf/2010/0329/201003291000913.Pdf                Management None         Non-Voting
 4  Approve the Financial Statements                                   Management For          Voted - For
 5  Approve the Consolidated Financial Statements                      Management For          Voted - For
 6  Approve Pursuant to Article L.225-42-1 of the Commercial
     Code                                                              Management For          Voted - For
 7  Approve Pursuant to Article L.225-42-1 of the Commercial
     Code                                                              Management For          Voted - For
 8  Approve the Allocation of Income and Setting of the Dividend       Management For          Voted - For
 9  Approve to Renew Mrs. Anne-Claire Taittinger's Term as A
     Board Member                                                      Management For          Voted - For
 10 Approve to Renew Mr. Sebastien Bazin's Term as A Board
     Member                                                            Management For          Voted - For
 11 Approve to Renew Mr. Thierry Breton's Term as A Board
     Member                                                            Management For          Voted - For
 12 Approve to Renew Mr. Charles Edelstenne's Term as A
     Board Member                                                      Management For          Voted - For
 13 Authorize the Board of Directors to Operate On The
     Company's Shares                                                  Management For          Voted - For
 14 Authorize the Board of Directors to Reduce the Share Capital       Management For          Voted - For
 15 Authorize the Board of Directors to Grant Options To
     Purchase Shares of the Company In Favor of the Employees
     Or Officers of the Company or Its Subsidiaries                    Management For          Voted - For
 16 Authorize the Board of Directors to Carry Out Free Allocations
     Of Shares With or Without Performance Conditions, In Favor Of
     The Employees or Corporate Officers of the Company or Its
     Subsidiaries                                                      Management For          Voted - For
                                                               53





                                International Value Fund
 Proposal                                                          Proposed by Mgt. Position Registrant Voted
ALLIANZ SE, MUENCHEN
 Security: D03080112
 Meeting Type: Annual Meeting Date: 05-May-2010
 1  As A Condition of Voting, German Market
     Regulations Require That You Disclose
     Whether You Have A Controlling or Personal
     Interest In This Company. Should Either Be
     The Case, Please Contact Your Client Service
     Representative So That We May Lodge Your
     Instructions Accordingly. If You Do Not Have
     A Controlling or Personal Interest, Submit
     Your Vote as Usual Thank You                                      Management None         Non-Voting
 2  The Registration for the General Meeting of Shareholders
     Does Not Result In the Shares Being Blocked. Please Contact
     The Relationship Manager of Your Depositary Bank to Clarify
     Variant Procedures In the German Market.                          Management None         Non-Voting
 3  Presentation of the Approved Annual Financial Statements
     And the Approved Consolidated Financial Statements as At
     December 31, 2009, and of the Management Reports For
     Allianz SE and for the Group, the Explanatory Reports On
     The Information Pursuant to Paragraph 289 (4), Paragraph
     315 (4) and Paragraph 289 (5) of the German Commercial
     Code (Handelsgesetzbuch) as Well as the Report of The
     Supervisory Board for the Fiscal Year 2009                        Management None         Non-Voting
 4  Appropriation of Net Earnings                                      Management For          Voted - For
 5  Approval of the Actions of the Members of the Management
     Board                                                             Management For          Voted - For
 6  Approval of the Actions of the Members of the Supervisory
     Board                                                             Management For          Voted - For
 7  By-Election to the Supervisory Board                               Management For          Voted - For
 8  Approval of the Remuneration System for the Management
     Board Members of Allianz SE                                       Management For          Voted - For
 9  Creation of an Authorized Capital 2010/I, Cancellation of The
     Authorized Capital 2006/I and Corresponding Amendment To
     The Statutes                                                      Management For          Voted - For
 10 Creation of an Authorized Capital 2010/II for the Issuance Of
     Shares to Employees, Cancellation of the Authorized Capital
     2006/II and Corresponding Amendment to the Statutes               Management For          Voted - For
 11 Approval of A New Authorization to Issue Bonds Carrying
     Conversion And/Or Option Rights as Well as Convertible
     Participation Rights, Creation of A Conditional Capital 2010,
     Cancellation of the Current Authorization to Issue Bonds
     Carrying Conversion And/Or Option Rights, Cancellation
     of The Conditional Capital 2006 and Corresponding
     Amendment To The Statutes                                         Management For          Voted - For
 12 Authorization to Acquire Treasury Shares for Trading
     Purposes                                                          Management For          Voted - For
 13 Authorization to Acquire and Utilize Treasury Shares for Other
     Purposes                                                          Management For          Voted - For
 14 Authorization to Use Derivatives In Connection With The
     Acquisition of Treasury Shares Pursuant to Paragraph 71 (1)
     No. 8 of the German Stock Corporation Act (Aktiengesetz)          Management For          Voted - For
                                                            54





                                  International Value Fund
 Proposal                                                          Proposed by Mgt. Position Registrant Voted
 15 Approval of Control and Profit Transfer Agreement Between
     Allianz SE and Allianz Common Applications and Services
     Gmbh                                                              Management For          Voted - For
 16 Approval of Control and Profit Transfer Agreement Between
     Allianz SE and AZ-Argos 45
     Vermoegensverwaltungsgesellschaft Mbh                             Management For          Voted - For
LIHIR GOLD LTD
 Security: Y5285N149
 Meeting Type: Annual   Meeting Date: 05-May-2010
 1  Approve the financial statements and statutory reports for
     the YE 31 DEC 2009                                                Management For          Did Not Vote
 2  Elect Peter Cassidy as a Director                                  Management For          Did Not Vote
 3  Election Mike Etheridge as a Director                              Management For          Did Not Vote
 4  Re-appoint PricewaterhouseCoopers as the Company's
     Auditor                                                           Management For          Did Not Vote
 5  Approve the termination benefits payable to the new
     CEO/Managing Director under his employment contract               Management For          Did Not Vote
 6  Approve the grant of up to 1.5 million Share Rights under the Lihir Senior Executive Share Plan to the new
     CEO/Managing Director                                             Management For          Did Not Vote
PROVIDENT FINANCIAL PLC, BRADFORD
 Security: G72783171
 Meeting Type: Annual   Meeting Date: 05-May-2010
 1  Approve the Directors and Auditors Reports and the Audited
     Financial Statements of the Company for the YE 31 DEC
     2009                                                              Management For          Voted - For
 2  Approve the Directors Remuneration Report for the YE 31
     DEC 2009                                                          Management For          Voted - For
 3  Declare A Final Dividend of 38.1p Per Share On the Ordinary
     Shares of 20 8/11p Each In Respect of the YE 31 DEC 2009
     And Paid On 21 JUN 2010 to the Holders of Such Ordinary
     Shares On the Register of Members of the Company at The
     Close of the Business On 14 MAY 2010                              Management For          Voted - For
 4  Re-Appoint John Van Kuffeler as A Director of the Company          Management For          Voted - For
 5  Re-Appoint Peter Crook as A Director of the Company                Management For          Voted - For
 6  Re-Appoint Robert Hough as A Director of the Company               Management For          Voted - For
 7  Re-Appoint PricewaterhouseCoopers LLP as the Auditor Of
     The Company                                                       Management For          Voted - For
 8  Authorize the Directors to Determine the Auditors
     Remuneration                                                      Management For          Voted - For
 9  Authorize the Company and All Companies That Are Its
     Subsidiaries at Any Time During Such Period To: A) Make
     Political Donations to Political Parties And/Or Independent
     Election Candidates; B) Make Political Donations to Political
     Organizations Other Than Political Parties; and C) Incur
     Political Expenditure; Up to an Aggregate Total Amount Of
     GBP 50,000, With the Amount Authorized for Each of Heads
     A to C Above Being Limited to the Same Total; Any Such
     Amounts May Comprise Sums Paid or Incurred In One Or
                                                              55





                                               International Value Fund
Proposal                                                           Proposed by Mgt. Position Registrant Voted
     More Currencies; Any Sum Paid or Incurred In A Currency
     Other Than Sterling Shall Be Converted Into Sterling at Such A
     Rate as the Board May Decide Is Appropriate; Terms Used In
     This Resolution Have, Where Applicable, the Meetings They
     Have In Part 14 of the Companies Act 2006 On Control Of
     Political Donations and Expenditure; Authority Expires The
     Earlier of the Conclusion of the Company Next AGM or 04
     NOV 2011                                                          Management For          Voted - For
10  Authorize the Directors of the Company, Pursuant to Section
     551 of the Companies Act 2006, to Allot Shares In The
     Company and to Grant Rights to Subscribe for or to Convert
     Any Security Into Such Shares Allotment Rights , But So That:
     A) the Maximum Amount of Shares That May Be Allotted Or
     Made the Subject of Allotment Rights Under This Authority Are
     Shares With an Aggregate Nominal Value of GBP 9,194,066;
     Authority Expires the Earlier of the Conclusion of the Next
     AGM of the Company or 04 MAY 2011, ; and the Directors
     May Allot Equity Securities After the Expiry of This Authority In
     Pursuance of Such an Offer or Agreement Made Prior to Such
     Expiry                                                            Management For          Voted - For
11  Authorize the Company, for the Purposes of Section 701 Of
     The Companies Act 2006, to Make One or More Market
     Purchases as Defined In the Section 693(4) of The
     Companies Act 2006 of Its Own Ordinary Shares of 20 8/11p
     Each Ordinary Shares , Such Power to Be Limited: A)To A
     Maximum Aggregate Number of 13,441,617 Ordinary Shares;
     And B) by the Condition That the Minimum Price Which May
     Be Paid for an Ordinary Share Is the Nominal Value of That
     Share and That the Maximum Price Which May Be Paid for An
     Ordinary Share Is the Highest Of: I an Amount Equal to 5%
     Above the Average Market Value of an Ordinary Share,
     Based On the London Stock Exchange Daily Official List, For
     The 5 Business Days Immediately Preceding the Day On
     Which That Ordinary Share Is Contracted to Be Purchased;
     Contd                                                             Management For          Voted - For
12  Contd And Ii the Higher of the Price of the Last
     Independent Trade and the Highest Current Independent Bid
     On the London Stock Exchange at the Time That The
     Purchase Is Carried Out, In Each Case Exclusive of Expenses;
     Authority Expires the Earlier of the Conclusion of Next AGM
     Of the Company or 04 NOV 2011 ; the Company May,
     Before Such Expiry, Enter Into A Contract to Purchase
     Ordinary Shares Which Will or May Be Completed or Executed
     Wholly or Partly After the Power Ends and the Company May
     Purchase Ordinary Shares Pursuant to Any Such Contract As
     If the Power Had Not Ended                                        Management None         Non-Voting
13  Authorize the Directors to Allot Equity Securities as Defined
     In the Companies Act 2006 for Cash Pursuant to The
     Authority Conferred by Resolution 10, as Set Out In the Notice
     Of This Meeting, and to Sell Ordinary Shares Held by The
     Company as Treasury Shares for Cash as If Section 561 Of
     The Companies Act 2006 Did Not Apply to Such Allotment Or
     Sale, Such Power to Be Limited: A) to the Allotment of Equity
     Securities and Sale of Treasury Shares for Cash In Connection
     With an Offer of , or an Invitation to Apply For, Equity
     Securities Whether by Way of Rights Issue, Open Offer Or
                                                                           56





                                International Value Fund
 Proposal                                                          Proposed by Mgt. Position Registrant Voted
     Otherwise : I to Ordinary Shareholders In Proportion As
     Nearly as May Be Practicable to Their Existing Holdings; And
     Ii to Holders of Other Equity Securities, as Required by The
     Rights of Those Securities Or, as the Board Otherwise
     Considers It Necessary,Contd                                      Management For          Voted - For
 14 Contd And So That the Board May Impose Any Limits Or
     Restrictions and Make Any Arrangements Which It Considers
     Necessary or Appropriate to Deal With Treasury Shares,
     Fractional Entitlements, Record Dates, Legal, Regulatory Or
     Practical Problems In, or Under the Laws Of, Any Territory Or
     Any Other Matter; and B) Any Other Allotment of Equity
     Securities Up to an Aggregate Nominal Amount of GBP
     1,393,040; Authority Expires the Earlier of the Conclusion Of
     The Next AGM of the Company or 04 MAY 2011, ; and That
     The Company May Make Offers, and Enter Into Agreements,
     Which Would, or Might, Require Equity Securities to Be
     Allotted and Treasury Shares to Be Sold After the Power Ends
     And the Board May Allot Equity Securities and Sell Treasury
     Shares Under Any Such Offer or Agreements as If the Power
     Had Not Ended                                                     Management None         Non-Voting
 15 Adopt the Regulations Produced to the Meeting and As
     Specified the New Articles of Association of the Company In
     Substitution For, and to the Exclusion of I the Existing
     Articles of Association and Ii All Provisions of The
     Company's Memorandum of Association as at 30 SEP 2009
     Treated by Section 28 of the Companies Act 2006 As
     Including In the Existing Articles of Association                 Management For          Voted - For
 16 Approve That A General Meeting, Other Than an AGM, May
     Be Called On Not Less Than 14 Clear Days Notice                   Management For          Voted - For
CHEUNG KONG INFRASTRUCTURE HLDGS LTD
 Security: G2098R102
 Meeting Type: Annual Meeting Date: 06-May-2010
 1  Please Note That Shareholders Are Allowed
     To Vote 'In Favor' or Against for All The
     Resolutions. Thank You.                                           Management None         Non-Voting
 2  Receive the Audited Financial Statements, the Report of The
     Directors and the Independent Auditor's Report for the YE 31
     DEC 2009                                                          Management For          Voted - For
 3  Declare the Final Dividend                                         Management For          Voted - For
 4  Election of Mr. Kam Hing Lam as A Director                         Management For          Voted - For
 5  Election of Mr. Ip Tak Chuen, Edmond as A Director                 Management For          Voted - For
 6  Election of Mr. Andrew John Hunter as A Director                   Management For          Voted - For
 7  Election of Mrs. Chow Woo Mo Fong, Susan as A Director             Management For          Voted - For
 8  Election of Mr. Frank John Sixt as A Director                      Management For          Voted - For
 9  Appoint Messrs. Deloitte Touche Tohmatsu as the Auditor
     And Authorize the Directors to Fix Their Remuneration.            Management For          Voted - For
 10 Authorize the Directors, to Issue and Dispose of Additional
     Shares Not Exceeding 20% of the Existing Issued Share
     Capital of the Company at the Date of the Resolution Until The
     Next AGM Relevant Period , Such Mandate to Include The
     Granting of Offers or Options Including Bonds And
     Debentures Convertible Into Shares of the Company Which
                                                            57





                                               International Value Fund
Proposal                                                           Proposed by Mgt. Position Registrant Voted
     Might Be Exercisable or Convertible During or After The
     Relevant Period                                                   Management For          Voted - For
11  Authorize the Directors, Subject to This Resolution, To
     Repurchase Shares of HKD 1.00 In the Capital of The
     Company During the Relevant Period, Subject to and In
     Accordance With All Applicable Laws and Requirements of The
     Rules Governing the Listing of Securities On the Stock
     Exchange of Hong Kong Limited or Any Other Stock
     Exchange as Amended From Time to Time, Not Exceeding
     10% of the Aggregate Nominal Amount of the Share Capital
     Of the Company; Authority Expires the Earlier of The
     Conclusion of the Next AGM of the Company or The
     Expiration of the Period Within Which the Next AGM of The
     Company Is Required by Law to Be Held                             Management For          Voted - For
12  Authorize the Directors, to Issue and Dispose of Additional
     Shares Pursuant to Resolution 5 1 by the Addition Thereto Of
     An Amount Representing the Aggregate Nominal Amount Of
     The Share Capital of the Company Repurchased by The
     Company Under the Authority Granted Pursuant to Ordinary
     Resolution 5 2 , Provided That Such Amount Shall Not Exceed
     10% of the Aggregate Nominal Amount of the Issued Share
     Capital of the Company at the Date of the Said Resolution         Management For          Voted - For
13  Authorize the Directors of the Company, Acting Together,
     Individually or by Committee, to Approve the Acquisition Of
     The Bonds, Notes, Commercial Paper and Other Similar Debt
     Instruments Issued by Connected Issuers (As Such
     Expression Is Specified In the Circular to Shareholders Dated
     07 APR 2010 In Relation to the Same and of Which This
     Notice Forms Part (The Circular)) Pursuant to the Master
     Agreement Dated 31 MAR 2010 and Made Between The
     Company and Hutchison Whampoa Limited Setting Out
     The.CONTD                                                         Management For          Voted - For
14  CONTD.Basis Upon Which the Company or Its Subsidiaries
     May Acquire the Connected Debt Securities Issued by The
     Connected Issuers, as Specified In This Resolution; Subject
     To This Resolution, During the Relevant Period (As Specified)
     To Acquire Connected Debt Securities; the Aggregate Gross
     Purchase Price of Connected Debt Securities of A Particular
     Issue Held and Proposed to Be Acquired by the Company
     And Its Subsidiaries (The Group) During the Relevant Period
     Pursuant to the Approval In This Resolution
     Shall Not.CONTD                                                   Management None         Non-Voting
15  CONTD.Exceed 20% of the Aggregate Value of the Subject
     Issue and All Outstanding Connected Debt Securities of The
     Same Issuer With the Same Maturity or Shorter Maturities;
     The Net Connected Debt Securities Position (As Defined In
     The Circular) at Any Time During the Relevant Period Shall
     Not Exceed: (A) HKD 2.5 Billion or (B) 20% of the Aggregate
     Net Liquid Assets of the Group Which Are Accounted for And
     Consolidated In the Accounts of the Company as at 31 DEC
     2009, or If Different, 20% of the Company's.CONTD                 Management None         Non-Voting
16  CONTD.Unaudited Consolidated Net Liquid Assets as at The
     Last Day of the Immediately Preceding Calendar Quarter (The
     Reference Date), Whichever Is the Lower; for This Purpose,
     Net Liquid Assets Shall Mean the Aggregate Value of The
     Cash, Deposits and Marketable Securities (Including for The
                                                                           58





                                International Value Fund
 Proposal                                                         Proposed by Mgt. Position Registrant Voted
     Avoidance of Doubt Any Connected Debt Securities Held At
     The Time) Held by the Group Which Are Accounted for And
     Consolidated In the Accounts of the Company Less The
     Aggregate Value of Any Such Assets Which Are Subject
     To.CONTD                                                         Management None         Non-Voting
 17 CONTD.Pledges or Other Encumbrances, and The
     Company's Unaudited Consolidated Net Liquid Assets as At
     The Reference Date Shall Mean the Aggregate Value of The
     Cash, Deposits and Marketable Securities (Including for The
     Avoidance of Doubt Any Connected Debt Securities Held At
     The Time All Valued at Their Respective Fair Market Values As
     At Such Date) Held by the Group Which Are Accounted For
     And Consolidated In the Accounts of the Company as at The
     Reference Date Less the Aggregate Value of Any Such
     Assets Which Are.CONTD                                           Management None         Non-Voting
 18 CONTD.Subject to Pledges or Other Encumbrances as at The
     Reference Date; the Connected Debt Securities Shall Be (A)
     Listed for Trading On A Recognized Exchange, (B) Offered To
     Qualified Institutional Buyers In Reliance On Rule 144A Under
     The U.S. Securities Act of 1933, as Amended, (C) Offered To
     Persons Outside the United States In Reliance On
     Regulations Under the U.S. Securities Act of 1933, or (D)
     Offered Pursuant to an Issue Where the Aggregate Value Of
     Such Issue and All Other Outstanding Connected Debt
     Securities of The.CONTD                                          Management None         Non-Voting
 19 CONTD.Same Issuer Is No Less Than USD 500 Million or Its
     Equivalent In Other Currencies Permitted Under This
     Resolution, and In All Cases the Connected Debt Securities
     Shall Be Acquired by the Group Only On Normal Commercial
     Terms Arrived at After Arms' Length Negotiations; The
     Connected Debt Securities Shall Be of at Least Investment
     Grade or Its Equivalent; the Connected Debt Securities Shall
     Not Include Zero Coupon Instruments or Instruments With Any
     Imbedded Option, Right to Convert Into or Exchange For
     Any.CONTD                                                        Management None         Non-Voting
 20 CONTD.Form of Equity Interest or Derivative; the Connected
     Debt Securities Shall Be Issued In Any of the Following
     Currencies, Hong Kong Dollars, the United States Dollars,
     Canadian Dollars or Such Other Currencies as the Directors
     Who Have No Material Interest In the Proposed Acquisition Of
     Connected Debt Securities Consider In Their Reasonable
     Opinion as Posing A Risk Acceptable to the Group Having
     Regard to the Group's Assets and Businesses From Time To
     Time; and the Connected Debt Securities Shall Have Maturity
     Not In Excess of 15 Years; Authority Expires the Earlier Of
     The Conclusion of the Next AGM of the Company                    Management None         Non-Voting
E.ON AG
 Security: D24914133
 Meeting Type: Annual Meeting Date: 06-May-2010
 1  As A Condition of Voting, German Market
     Regulations Require That You Disclose
     Whether You Have A Controlling or Personal
     Interest In This Company. Should Either Be
                                                            59





                                   International Value Fund
 Proposal                                                           Proposed by Mgt. Position Registrant Voted
     The Case, Please Contact Your Client Service
     Representative So That We May Lodge Your
     Instructions Accordingly. If You Do Not Have
     A Controlling or Personal Interest, Submit
     Your Vote as Usual Thank You                                       Management None         Non-Voting
 2  The Registration for the General Meeting of Shareholders
     Does Not Result In the Shares Being Blocked. Please Contact
     The Relationship Manager of Your Depositary Bank to Clarify
     Variant Procedures In the German Market.                           Management None         Non-Voting
 3  Presentation of the Adopted Annual Financial Statements
     And the Consolidated Financial Statements for the 2009
     Financial Year, Along With the Management Report Summary
     For E.ON AG and the E.ON Group and the Report of The
     Supervisory Board as Well as the Explanatory Report of The
     Board of Management Regarding the Statements Pursuant To
     Sections 289 Para. 4, 315 Para. 4 and Section 289 Para.5
     German Commercial Code (Handelsgesetzbuch-HGB).                    Management None         Non-Voting
 4  Appropriation of Balance Sheet Profits From the 2009
     Financial Year                                                     Management For          Voted - For
 5  Discharge of the Board of Management for the 2009
     Financial Year                                                     Management For          Voted - For
 6  Discharge of the Supervisory Board for the 2009 Financial
     Year                                                               Management For          Voted - For
 7  Approval of the Compensation System Applying to The
     Members of the Board of Management                                 Management For          Voted - For
 8  Election of PricewaterhouseCoopers Aktiengesellschaft
     Wirtschaftspruefungsgesellschaft, Duesseldorf, as The
     Auditor for the Annual as Well as the Consolidated Financial
     Statements for the 2010 Financial Year                             Management For          Voted - For
 9  Election of PricewaterhouseCoopers Aktiengesellschaft
     Wirtschaftspruefungsgesellschaft, Duesseldorf, as The
     Auditor for the Inspection of the Abbreviated Financial
     Statements and the Interim Management Report for the First
     Half of the 2010 Financial Year                                    Management For          Voted - For
 10 Authorization for the Acquisition and Use of Treasury Shares        Management For          Voted - For
 11 Authorization for the Issue of Option or Convertible Bonds,
     Profit Participation Rights or Participating Bonds and for The
     Exclusion of Subscription Rights as Well as the Creation of A
     Conditional Capital                                                Management For          Voted - For
 12 Amendment to Section 20 of the Articles of Association In
     View of the Act for the Implementation of the Shareholder
     Rights Directive                                                   Management For          Voted - For
GLAXOSMITHKLINE PLC
 Security: G3910J112
 Meeting Type: Annual    Meeting Date: 06-May-2010
 1  Receive and Adopt the Directors' Report and the Financial
     Statements for the YE 31 DEC 2009                                  Management For          Voted - For
 2  Approve the Remuneration Report for the YE 31 DEC 2009              Management For          Voted - For
 3  Re-Elect Dr. Stephanie Burns as A Director                          Management For          Voted - For
 4  Re-Elect Mr. Julian Heslop as A Director                            Management For          Voted - For
 5  Re-Elect Sir Deryck Maughan as A Director                           Management For          Voted - For
                                                               60





                                               International Value Fund
Proposal                                                          Proposed by Mgt. Position Registrant Voted
6   Re-Elect Dr. Daniel Podolsky as A Director                        Management For          Voted - For
7   Re-Elect Sir Robert Wilson as A Director                          Management For          Voted - For
8   Authorize the Audit & Risk Committee to Re-Appoint
     PricewaterhouseCoopers LLP as the Auditors to The
     Company to Hold Office From the End of the Meeting to The
     End of the Next Meeting at Which Accounts Are Laid Before
     The Company                                                      Management For          Voted - For
9   Authorize the Audit & Risk Committee to Determine The
     Remuneration of the Auditors                                     Management For          Voted - For
10  Authorize the Director of the Company, In Accordance With
     Section 366 of the Companies Act 2006 (The 'Act') The
     Company Is, and All Companies That Are at Any Time During
     The Period for Which This Resolution Has Effect Subsidiaries Of
     The Company Are, Authorized: A) to Make Political Donations
     To Political Organizations Other Than Political Parties, As
     Defined In Section 363 of the Act, Not Exceeding GBP
     50,000 In Total; and B) to Incur Political Expenditure, As
     Defined In Section 365 of the Act, Not Exceeding GBP
     50,000 In Total, During the Period Beginning With the Date Of
     Passing This Resolution and Ending at the End of the Next
     AGM of the Company to Be Held In 2011 Or, If Earlier, On 30
     JUN 2011                                                         Management For          Voted - For
11  Authorize the Directors, In Substitution for All Subsisting
     Authorities, to Exercise All Powers of the Company to Allot
     Shares In the Company and to Grant Rights to Subscribe For
     Or Convert Any Security Into Shares In the Company: A) Up To
     An Aggregate Nominal Amount of GBP 432,578,962; [Such
     Amount to Be Reduced by the Nominal Amount Allotted Or
     Granted Under Paragraph (B) In Excess of Such Sum]; and B)
     Comprising Equity Securities [As Specified In Section 560(1)
     Of the Act] Up to A Nominal Amount of GBP 865,157,925
     [Such Amount to Be Reduced by Any Allotments or Grants
     Made Under Paragraph (A) Above] In Connection With An
     Offer by Way of A Rights Issue: I) to Ordinary Shareholders In
     Proportion [As Nearly as May Be Practicable] to Their Existing
     Holdings; and Ii) to Holders of Other Equity Securities As
     Required by the Rights of Those Securities or as the Board
     Otherwise Considers Necessary, and So That the Directors
     May Impose Any Limits or Make Such Exclusions or Other
     Arrangements as They Consider Expedient In Relation To
     Treasury Shares, Fractional Entitlements, Record Dates, Legal,
     Regulatory or Practical Problems Under the Laws Of, or The
     Requirements of Any Relevant Regulatory Body or Stock
     Exchange In, Any Territory, or Any Matter Whatsoever, Which
     Authorities Shall Expire at the End of the Next AGM of The
     Company to Be Held In 2011 Or, If Earlier, On 30 JUN 2011,
     And the Directors May Allot Shares or Grant Rights To
     Subscribe for or Convert Any Security Into Shares In
     Pursuance of Such an Offer or Agreement as If the Relevant
     Authority Conferred Hereby Had Not Expired                       Management For          Voted - For
12  Authorize the Directors of the Company, Subject To
     Resolution 11 Being Passed, the Directors Be and Are
     Hereby Empowered to Allot Equity Securities for Cash
     Pursuant to the Authority Conferred On the Directors By
     Resolution 11 And/Or Where Such Allotment Constitutes An
     Allotment of Equity Securities Under Section 560(3) of The
                                                                61





                                               International Value Fund
Proposal                                                           Proposed by Mgt. Position Registrant Voted
     Act, Free of the Restrictions In Section 561(1) of the Act,
     Provided That This Power Shall Be Limited: (A) to the Allotment
     Of Equity Securities In Connection With an Offer or Issue Of
     Equity Securities [But In the Case of the Authority Granted
     Under Paragraph (B) of Resolution 11, by Way of A Rights
     Issue Only]: (I) to Ordinary Shareholders In Proportion [As
     Nearly as May Be Practicable] to Their Existing Holdings; And
     (Ii) to Holders of Other Equity Securities, as Required by The
     Rights of Those Securities or as the Board Otherwise
     Considers Necessary, But So That the Directors May Impose
     Any Limits or Make Such Exclusions or Other Arrangements
     As They Consider Expedient In Relation to Treasury Shares,
     Fractional Entitlements, Record Dates, Legal, Regulatory Or
     Practical Problems Under the Laws Of, or the Requirements Of
     Any Relevant Regulatory Body or Stock Exchange In, Any
     Territory, or Any Matter Whatsoever; and (B) In the Case Of
     The Authority Granted Under Paragraph (A) of Resolution 11
     And/ or In the Case of Any Transfer of Treasury Shares Which
     Is Treated as an Allotment of Equity Securities Under Section
     560(3) of the Act, to the Allotment (Otherwise Than Pursuant
     To Sub-Paragraph (A) Above) of Equity Securities Up to An
     Aggregate Nominal Amount of GBP 64,893,333, and Shall
     Expire at the End of the Next AGM of the Company to Be
     Held In 2011 [Or, If Earlier, at the Close of Business On 30
     JUN 2011] and the Directors May Allot Equity Securities In
     Pursuance of Such an Offer or Agreement as If the Power
     Conferred Hereby Had Not Expired                                  Management For          Voted - For
13  Authorize the Directors of the Company, for the Purposes Of
     Section 701 of the Act to Make Market Purchases (Within The
     Meaning of Section 693(4) of the Act) of Its Own Ordinary
     Shares of 25p Each Provided That: (A) the Maximum Number
     Of Ordinary Shares Hereby Authorized to Be Purchased Is
     519,146, 669; (B) the Minimum Price Which May Be Paid For
     Each Ordinary Share Is 25p; (C) the Maximum Price Which
     May Be Paid for Each Ordinary Share Shall Be the Higher Of
     (I) an Amount Equal to 5% Above the Average Market Value
     Of the Company's Ordinary Shares for the Five Business Days
     Immediately Preceding the Day On Which the Ordinary Share
     Is Contracted to Be Purchased and (Ii) the Higher of the Price
     Of the Last Independent Trade and the Highest Current
     Independent Bid On the London Stock Exchange Official List
     At the Time the Purchase Is Carried Out; and (D) the Authority
     Conferred by This Resolution Shall, Unless Renewed Prior To
     Such Time, Expire at the End of the Next AGM of The
     Company to Be Held In 2011 Or, If Earlier, On 30 JUN 2011
     [Provided That the Company May Enter Into A Contract for The
     Purchase of Ordinary Shares Before the Expiry of This
     Authority Which Would or Might Be Completed Wholly Or
     Partly After Such Expiry and the Company May Purchase
     Ordinary Shares Pursuant to Any Such Contract Under This
     Authority]                                                        Management For          Voted - For
14  Authorize the Directors, (A) In Accordance With Section 506
     Of the Act, the Name of the Person Who Signs the Auditors'
     Reports to the Company's Members On the Annual Accounts
     And Auditable Reports of the Company for the Year Ending
     31 DEC 2010 as Senior Statutory Auditor [As Defined In
                                                                 62





                                     International Value Fund
 Proposal                                                         Proposed by Mgt. Position Registrant Voted
     Section 504 of the Act] for and On Behalf of the Company's
     Auditors, Should Not Be Stated In Published Copies of The
     Reports [Such Publication Being as Defined In Section 505 Of
     The Act] and the Copy of the Reports to Be Delivered to The
     Registrar of Companies Under Chapter 10 of Part 15 of The
     Act; and (B) the Company Considers On Reasonable Grounds
     That Statement of the Name of the Senior Statutory Auditor
     Would Create or Be Likely to Create A Serious Risk That The
     Senior Statutory Auditor, or Any Other Person, Would Be
     Subject to Violence or Intimidation                              Management For          Voted - For
 15 Approve the General Meeting of the Company Other Than An
     AGM May Be Called On Not Less Than 14 Clear
     Days' Notice                                                     Management For          Voted - For
 16 Amend: (A) the Articles of Association of the Company Be
     Amended by Deleting All the Provisions of the Company's
     Memorandum of Association Which, by Virtue of Section 28
     Of the Act, Are to Be Treated as Provisions of the Company's
     Articles of Association; and (B) the Articles of Association
     Produced to the Meeting, and Initialled by the Chairman For
     The Purpose of Identification, Be Adopted as the Articles Of
     Association of the Company In Substitution For, and to The
     Exclusion Of, All Existing Articles of Association of The
     Company                                                          Management For          Voted - For
NOKIA CORP, ESPOO
 Security: X61873133
 Meeting Type: Annual      Meeting Date: 06-May-2010
 1  Market Rules Require Disclosure Of
     Beneficial Owner Information for All Voted
     Accounts. If an Account Has Multiple
     Beneficial Owners, You Will Need to Provide
     The Breakdown of Each Beneficial Owner
     Name, Address and Share Position to Your
     Client Service Representative. This
     Information Is Required In Order for Your
     Vote to Be Lodged                                                Management None         Non-Voting
 2  Please Note That Abstain Vote at Qualified
     Majority Items [2/3] Works Against Proposal.                     Management None         Non-Voting
 3  Opening of the Meeting                                            Management None         Non-Voting
 4  Matters of Order for the Meeting                                  Management None         Non-Voting
 5  Election of the Persons to Confirm the Minutes and to Verify
     The Counting of Votes                                            Management None         Non-Voting
 6  Recording the Legal Convening of the Meeting and Quorum           Management None         Non-Voting
 7  Recording the Attendance at the Meeting and Adoption Of
     The List of Votes                                                Management None         Non-Voting
 8  Presentation of the Annual Accounts 2009, the Report of The
     Board of Directors and the Auditor's Report for the
     Year 2009 - Review by the President and CEO                      Management None         Non-Voting
 9  Adoption of the Annual Accounts                                   Management For          Voted - For
 10 Resolution On the Use of the Profit Shown On the Balance
     Sheet and the Payment of Dividend: the Board Proposes To
     The AGM A Dividend of EUR 0.40 Per Share for the FY 2009.
     The Dividend Will Be Paid to Shareholders Registered In The
                                                                 63





                                               International Value Fund
Proposal                                                            Proposed by Mgt. Position Registrant Voted
     Register of Shareholders Held by Euroclear Finland Ltd On
     The Record Date, 11 MAY 2010. the Board Proposes
     That The Dividend Be Paid On or About 25 May 2010.                 Management For          Voted - For
11  Resolution On the Discharge of the Members of the Board Of
     Directors and the President From Liability                         Management For          Voted - For
12  Resolution On the Remuneration of the Members of The
     Board of Directors: the Board's Corporate Governance And
     Nomination Committee Proposes to the AGM That The
     Remuneration Payable to the Members of the Board to Be
     Elected at the AGM for the Term for A Term Ending at The
     AGM In 2011, Be Unchanged From 2008 and 2009 and Be As
     Follows: EUR 440,000 for the Chairman, EUR 150,000 For
     The Vice Chairman, and EUR 130,000 for Each Member. In
     Addition, the Committee Proposes That the Chairman of The
     Audit Committee and Chairman of the Personnel Committee
     Will Each Receive an Additional Annual Fee of EUR 25,000
     And Other Members of the Audit Committee an Additional
     Annual Fee of EUR 10,000 Each. the Corporate
     Governance and Nomination Committee Proposes That
     Approximately 40% of the Remuneration Be Paid In Nokia
     Shares Purchased From the Market, Which Shares Shall Be
     Retained Until the End of the Board Membership In Line With
     The Nokia Policy [Except for Those Shares Needed to Offset
     Any Costs Relating to the Acquisition of the Shares, Including
     Taxes].                                                            Management For          Voted - For
13  Resolution On the Number of Members of the Board Of
     Directors: Georg Ehrnrooth, Nokia Board Audit Committee
     Chairman Since 2007 and Board Member Since 2000, Has
     Informed That He Will Not Stand for Re-Election. the Board's
     Corporate Governance and Nomination Committee
     Proposes to the AGM That the Number of Board
     Members Be 10.                                                     Management For          Voted - For
14  Election of Members of the Board of Directors: the Board's
     Corporate Governance and Nomination Committee
     Proposes to the AGM That the Following Current Nokia Board
     Members Be Re-Elected as Members of the Board Of
     Directors for A Term Ending at the AGM In 2011: Lalita D.
     Gupte, Dr. Bengt Holmstrom, Prof. Dr. Henning Kagermann,
     Olli-Pekka Kallasvuo, Per Karlsson, Isabel Marey-Semper,
     Jorma Ollila, Dame Marjorie Scardino, Risto Siilasmaa And
     Keijo Suila.                                                       Management For          Voted - For
15  Resolution On the Remuneration of the Auditor: the Board's
     Audit Committee Proposes to the AGM That the External
     Auditor to Be Elected at the AGM Be Reimbursed According
     To the Invoice of the Auditor, and In Compliance With The
     Purchase Policy Approved by the Audit Committee.                   Management For          Voted - For
16  Election of Auditor: the Board's Audit Committee Proposes
     To the AGM That PricewaterhouseCoopers Oy Be Re-Elected
     As the Company's Auditor for the FY 2010.                          Management For          Voted - For
17  Resolution On the Amendment of the Articles of Association:
     The Board Proposes to the AGM the Articles of Association
     Of the Company to Be Amended as Follows: Amend The
     Provision On the Object of the Company to Reflect More
     Precisely Its Current Business Activities [Article 2]. Amend
     The Provision On the Notice of A General Meeting to The
                                                                           64





                                     International Value Fund
 Proposal                                                           Proposed by Mgt. Position Registrant Voted
     Effect That the Provisions On the Publication Date of The
     Notice Corresponds to the Amended Provisions of The
     Finnish Companies Act and to Allow the Publication of The
     Notice In the Same Manner as the Other Official Disclosures
     Of the Company [Article 10].                                       Management For          Voted - For
 18 Authorize the Board of Directors to Resolve to Repurchase
     The Company's Own Shares: the Board Proposes That The
     AGM Authorize the Board to Resolve to Repurchase A
     Maximum of 360 Million Nokia Shares by Using Funds In The
     Unrestricted Shareholders' Equity. Repurchases Will Reduce
     Funds Available for Distribution of Profits. the Shares May Be
     Repurchased In Order to Develop the Capital Structure of The
     Company, Finance or Carry Out Acquisitions or Other
     Arrangements, Settle the Company's Equity-Based Incentive
     Plans, Be Transferred for Other Purposes, or Be Cancelled.
     The Shares May Be Repurchased Either A) Through A Tender
     Offer Made to All the Shareholders On Equal Terms; or B)
     Through Public Trading by Repurchasing the Shares In
     Another Proportion Than That of the Current Shareholders. It
     Is Proposed That the Authorization Be Effective Until 30 JUN
     2011 and Terminate the Corresponding Authorization Granted
     By the AGM On 23 APR 2009.                                         Management For          Voted - For
 19 Authorize the Board of Directors to Resolve On the Issuance
     Of Shares and Special Rights Entitling to Shares. the Board
     Proposes That the AGM Authorizes the Board to Resolve To
     Issue A Maximum of 740 Million Shares During the Validity
     Period of the Authorization Through Issuance of Shares Or
     Special Rights Entitling to Shares [Including Stock Options]
     Under Chapter 10, Section 1 of the Finnish Companies Act
     In 1 or More Issues. the Board Proposes That The
     Authorization May Be Used to Develop the Company's
     Capital Structure, Diversify the Shareholder Base, Finance Or
     Carry Out Acquisitions or Other Arrangements, Settle The
     Company's Equity-Based Incentive Plans, or for Other
     Purposes Resolved by the Board. It Is Proposed That The
     Authorization Include the Right for the Board to Resolve On All
     The Terms and Conditions of the Issuance of Shares and Such
     Special Rights, Including to Whom Shares or Special Rights
     May Be Issued as Well as the Consideration to Be Paid. The
     Authorization Thereby Includes the Right to Deviate From The
     Shareholders' Pre-Emptive Rights Within the Limits Set by Law.
     It Is Proposed That the Authorization Be Effective Until 30
     Jun 2013 and Terminate the Corresponding Authorization
     Granted by the AGM On 03 May 2007.                                 Management For          Voted - For
 20 Closing of the Meeting                                              Management None         Non-Voting
SANTOS LTD
 Security: Q82869118
 Meeting Type: Annual      Meeting Date: 06-May-2010
 1  Voting Exclusions Apply to This Meeting For
     Proposals 4 and Votes Cast by Any Individual
     Or Related Party Who Benefit From The
     Passing of the Proposal/S Will Be
     Disregarded. Hence, If You Have Obtained
                                                                 65





                                     International Value Fund
 Proposal                                                         Proposed by Mgt. Position Registrant Voted
     Benefit or Do Expect to Obtain Future Benefit
     You Should Not Vote or Vote Abstain For
     The Relevant Proposal Items.                                     Management None         Non-Voting
 2  Receive and Consider the Financial Report for the YE 31 DEC
     2009 and the Reports of the Directors and the Auditor
     Thereon                                                          Management None         Non-Voting
 3  Re-Election of Mr. Kenneth Alfred Dean as A Director,
     Retires by Rotation In Accordance With Rule 34(C) of The
     Company's Constitution                                           Management For          Voted - For
 4  Election of Mr. Gregory John Walton Martin as A Director,
     Who Was Appointed A                                              Management For          Voted - For
 5  Election of Ms. Jane Sharman Hemstritch as A Director,
     Who Was Appointed A                                              Management For          Voted - For
 6  Adopt the Remuneration Report for the YE 31 DEC 2009              Management For          Voted - For
 7  Authorize the Company to Grant to the Company's Chief
     Executive Officer and Managing Director, Mr. David Knox,
     Share Acquisition Rights Under the Santos Employee Share
     Purchase Plan On the Terms as Specified                          Management For          Voted - For
VINCI SA, RUEIL MALMAISON
 Security: F5879X108
 Meeting Type: MIX         Meeting Date: 06-May-2010
 1  Please Note In the French Market That The
     Only Valid Vote Options Are for And
     Against A Vote of Abstain Will Be Treated
     As an Against Vote.                                              Management None         Non-Voting
 2  French Resident Shareowners Must Complete, Sign And
     Forward the Proxy Card Directly to the Sub Custodian. Please
     Contact Your Client Service Representative to Obtain The
     Necessary Card, Account Details and Directions. The
     Following Applies to Non-Resident Shareowners: Proxy
     Cards: Voting Instructions Will Be Forwarded to the Global
     Custodians That Have Become Registered Intermediaries, On
     The Vote Deadline Date. In Capacity as Registered
     Intermediary, the Global Custodian Will Sign the Proxy Card
     And Forward to the Local Custodian. If You Are Unsure
     Whether Your Global Custodian Acts as Registered
     Intermediary, Please Contact Your Representative                 Management None         Non-Voting
 3  PLEASE NOTE THAT IMPORTANT ADDITIONAL
     MEETING INFORMATION IS AVAILABLE by CLICKING
     ON the MATERIAL URL LINK: Https://Balo.Journal-
     Officiel.Gouv.Fr/Pdf/2010/0329/201003291000842.Pdf AND
     Https://Balo.Journal-
     Officiel.Gouv.Fr/Pdf/2010/0414/201004141001093.Pdf               Management None         Non-Voting
 4  Approve the Consolidated Accounts for FY 2009                     Management For          Voted - For
 5  Approve the Company's Accounts for FY 2009                        Management For          Voted - For
 6  Approve the Allocation of the Company's Result for FY 2009        Management For          Voted - For
 7  Approve the Scrip Dividend Payment Option                         Management For          Voted - For
 8  Approve to Renew Mr. Dominique Ferrero's Appointment As
     A Director                                                       Management For          Voted - For
 9  Approve to Renew Mr. Xavier Huillard's Appointment as A
     Director                                                         Management For          Voted - For
                                                                 66





                                               International Value Fund
Proposal                                                          Proposed by Mgt. Position Registrant Voted
10  Approve to Renew Mr. Henri Saint Olive's Appointment as A
     Director                                                         Management For          Voted - For
11  Approve to Renew Mr. Yves-Thibault De Silguy's
     Appointment as A Director                                        Management For          Voted - For
12  Approve the Nomination of Qatari Diar Real Estate
     Investment Company as A Director                                 Management For          Voted - For
13  Approve the Directors' Attendance Fees                            Management For          Voted - For
14  Approve to Renew the Delegation of Powers to the Board Of
     Directors In Order for the Company to Purchase Its Own
     Shares                                                           Management For          Voted - For
15  Approve the Agreements Entered Into by Vinci for The
     Transfer to Vinci Concession of the Agreements Tied to The
     Holding In Aegean Motorway SA                                    Management For          Voted - For
16  Approve the Agreements Entered Into by Vinci for The
     Transfer to Vinci Concession of the Agreements Tied to The
     Holding In Olympia Odos and Olympia Odos Operation               Management For          Voted - For
17  Approve Theh Amendment to the Agreement Entered Into By
     The Shareholders of Arcour, the Prime Contractor for the A19
     Motorway                                                         Management For          Voted - For
18  Approve the Agreements Entered Into by Vinci for The
     Financing of the Concession for the A-Modell A5 Motorway
     Section Running Between Malsch and Offenburg In Germany          Management For          Voted - For
19  Approve the Agreement for A Contribution by Vinci to Vinci
     Concessions for Its Holding In ASF                               Management For          Voted - For
20  Approve the Agreement by the Company With Mr. Xavier
     Huillard for A Top-Up Pension                                    Management For          Voted - For
21  Approve the Agreement by the Company With Mr. Xavier
     Huillard for Compensation for Ending His Term of Office          Management For          Voted - For
22  Approve the Service Level Agreement Entered Into by Vinci
     And YTS Europaconsultants                                        Management For          Voted - For
23  Approve the Renewal of the Authorization Given to the Board
     Of Directors In Order to Reduce the Authorized Capital By
     Canceling Vinci Shares Held by the Company                       Management For          Voted - For
24  Authorize the Board of Directors for the Purpose Of
     Authorizing the Issue by One or More of the Company's
     Subsidiaries of Transferable Securities Giving Access to The
     Company's Authorized Capital and to Issue Ordinary Shares
     In the Company Accordingly                                       Management For          Voted - For
25  Authorize the Board of Directors for the Purpose of Making
     Capital Increases Reserved for Employees of the Company
     And the Vinci Group's Subsidiary Companies Under
     Personal Equity Plans                                            Management For          Voted - For
26  Authorize the Board of Directors for the Purpose of Making
     Capital Increases Reserved for Financial Institutions Or
     Companies Set Up Specifically In Order to Implement A
     Personal Equity Plan for Employees of Certain Foreign
     Subsidiaries, Similar to the Group's French and Foreign
     Corporate Personal Equity Plans Currently In Force               Management For          Voted - For
27  Amend Article 17 of the Articles of Association
     Shareholders' Meetings                                           Management For          Voted - For
28  Grant Powers for the Required Formalities                         Management For          Voted - For
29  Please Note That This Is A Revision Due To
     Insertion of Additional Link. If You Have
     Already Sent In Your Votes, Please Do Not
                                                                           67





                                     International Value Fund
 Proposal                                                          Proposed by Mgt. Position Registrant Voted
     Return This Proxy Form Unless You Decide To
     Amend Your Original Instructions. Thank You.                      Management None         Non-Voting
FRESENIUS MEDICAL CARE AG & CO. KGAA, BAYERN
 Security: D2734Z107
 Meeting Type: Annual      Meeting Date: 11-May-2010
 1  Please Note That This Is an Amendment To
     Meeting Id 677554 Due to Resolution 1 Being A
     Votable Resolution. All Votes Received On
     The Previous Meeting Will Be Disregarded And
     You Will Need to Reinstruct On This Meeting
     Notice. Please Kindly Reinstruct by 05/05/2010
     14:00 Est. Thank You.                                             Management None         Non-Voting
 2  As A Condition of Voting, German Market
     Regulations Require That You Disclose
     Whether You Have A Controlling or Personal
     Interest In This Company. Should Either Be
     The Case, Please Contact Your Client Service
     Representative So That We May Lodge Your
     Instructions Accordingly. If You Do Not Have
     A Controlling or Personal Interest, Submit
     Your Vote as Usual Thank You.                                     Management None         Non-Voting
 3  Please Note That the True Record Date For
     This Meeting Is 20.04.2010, Whereas the Meeting
     Has Been Setup Using the Actual Record Date
     - 1 Business Day. This Is Done to Ensure That
     All Positions Reported Are In Concurrence
     With the German Law. Thank You.                                   Management None         Non-Voting
 4  Presentation of the Financial Statements and Annual Report
     For the 2009 FY With the Report of the Supervisory Board,
     The Group Financial Statements, the Group Annual Report,
     And the Reports Pursuant to Sections 289(4) and 315(4) Of
     The German Commercial Code                                        Management For          Voted - For
 5  Resolution On the Appropriation of the Distributable Profit Of
     EUR 748,591,242.19 as Follows: Payment of A Dividend Of
     EUR 0.61 Per Ordinary Share and EUR 0.63 Per Preferred
     Share Are EUR 565,738,668.20 Shall Be Carried Forward Ex-
     Dividend and Payable Date: 12 MAY 2010                            Management For          Voted - For
 6  Ratification of the Acts of the General Partner                    Management For          Voted - For
 7  Ratification of the Acts of the Supervisory Board                  Management For          Voted - For
 8  Resolution On the Approval of the Remuneration System Of
     The Management Board Members of the General Partner               Management For          Voted - For
 9  Appointment of the Auditors for the 2010 FY: KPMG AG,
     Berlin                                                            Management For          Voted - For
 10 Resolution On the Creation of Authorized Capital and The
     Corresponding Amendment to the Articles of Association, A)
     The Existing Authorized Capital I of Up to 35,000,000 Shall Be
     Revoked, the General Partner Shall Be Authorized, With The
     Consent of the Supervisory Board, to Increase the Share
     Capital by Up to EUR 35,000,000 Through the Issue of New
     Ordinary Shares Against Payment In Cash, On or Before 10
     MAY 2015 (Authorized Capital 2010/I), Shareholders Shall
     Be Granted Subscription Rights Except for Residual Amounts,
                                                                 68





                                      International Value Fund
 Proposal                                                          Proposed by Mgt. Position Registrant Voted
     B) the Existing Authorized Capital II of Up to 25,000,000 Shall
     Be Revoked, the General Partner Shall Be Authorized, With
     The Consent of the Supervisory Board, to Increase the Share
     Capital by Up to EUR 25,000,000 Through the Issue of New
     Ordinary Shares Against Payment In Cash And/Or Kind, On Or
     Before 10 MAY 2015 (Authorized Capital 2010/II),
     Shareholders Shall Be Granted Subscription Rights Except For
     The Issue of Shares Against Payment In Kind, and for A
     Capital Increase of Up to 10% of the Share Capital Against
     Contributions In Cash If the Shares Are Issued at A Price Not
     Materially Below Their Market Price                               Management For          Voted - For
 11 Amendments to the Articles of Association In Accordance
     With the Law On the Implementation of the Shareholder
     Rights Directive (ARUG) Section 14, In Respect of The
     Shareholders' Meeting Being Convened at Least 30 Days
     Prior to the Meeting, the Day of the Convocation and the Day
     Of the Shareholders' Meeting Not Being Included In The
     Calculation of the 30 Day Period Section 15(1), In Respect Of
     Shareholders Being Entitled to Participate In and Vote at The
     Shareholders' Meeting If They Register With the Company By
     The Sixth Day Prior to the Meeting and Provide Evidence Of
     Their Shareholding as Per the Statutory Record Date Section
     15(2), In Respect of Members of the Supervisory Board Also
     Being Able to Attend the Shareholders' Meeting by Electronic
     Means of Communication, Section 15(3), In Respect Of
     Proxy-Voting Instructions Being Issued In Written Form            Management For          Voted - For
SKANDINAVISKA ENSKILDA BANKEN, STOCKHOLM
 Security: W25381141
 Meeting Type: Annual       Meeting Date: 11-May-2010
 1  Important Market Processing Requirement: A
     Beneficial Owner Signed Power of Attorney
     (POA) Is Required In Order to Lodge And
     Execute Your Voting Instructions In This
     Market. Absence of A POA, May Cause Your
     Instructions to Be Rejected. If You Have Any
     Questions, Please Contact Your Client
     Service Representative                                            Management None         Non-Voting
 2  Market Rules Require Disclosure Of
     Beneficial Owner Information for All Voted
     Accounts. If an Account Has Multiple
     Beneficial Owners, You Will Need to Provide
     The Breakdown of Each Beneficial Owner
     Name, Address and Share Position to Your
     Client Service Representative. This
     Information Is Required In Order for Your
     Vote to Be Lodged                                                 Management None         Non-Voting
 3  Please Note That Not All Sub Custodians In
     Sweden Accept Abstain as A Valid Vote Option.
     Thank You                                                         Management None         Non-Voting
 4  Please Note That This Is an Amendment To
     Meeting Id 657290 Due to Change In Voting
     Status. All Votes Received On the Previous
     Meeting Will Be Disregarded and You Will
                                                                  69





                                               International Value Fund
Proposal                                                          Proposed by Mgt. Position Registrant Voted
     Need to Reinstruct On This Meeting Notice.
     Thank You.                                                       Management None         Non-Voting
5   Opening of the Meeting                                            Management None         Non-Voting
6   Election of Sven Unger, Member of the Swedish Bar
     Association, as A Chairman                                       Management None         Non-Voting
7   Preparation and Approval of the Voting List                       Management None         Non-Voting
8   Approval of the Agenda                                            Management None         Non-Voting
9   Election of One or Two Persons to Check the Minutes of The
     Meeting Together With the Chairman                               Management None         Non-Voting
10  Determination of Whether the Meeting Has Been Duly
     Convened                                                         Management None         Non-Voting
11  Presentation of the Annual Report and the Auditor's Report As
     Well as the Consolidated Accounts and Auditors Report On
     The Consolidated Accounts                                        Management None         Non-Voting
12  The President's Speech                                            Management None         Non-Voting
13  Adopt the Profit and Loss Account and Balance Sheet as Well
     As the Consolidated Profit and Loss Account And
     Consolidated Balance Sheet                                       Management For          Voted - For
14  Approve A Dividend of SEK 1 Per Share and Monday 17
     MAY 2010 as Record Date for the Dividend, If the Meeting
     Decides According to the Proposal, the Dividend Is Expected
     To Be Distributed by Euroclear On Thursday 20 MAY 2010           Management For          Voted - For
15  Grant Discharge From Liability of the Members of the Board
     Of Directors and the President                                   Management For          Voted - For
16  Approve the Information Concerning the Work of The
     Nomination Committee                                             Management For          Voted - For
17  Approve to Determine the Number of Directors to Be Elected
     By the Meeting Be Set at 11                                      Management For          Voted - For
18  Approve an Unchanged Directors' Fee of SEK 7,587,500 To
     Be Distributed as Follows: SEK 2,062,500 to the Chairman Of
     The Board of Directors, SEK 3,525,000 to Other Directors
     Elected by the AGM Who Are Not Employed In the Bank To
     Be Distributed With SEK 450,000 Each to the Vice Chairman
     And SEK 375,000 to Other Directors, and SEK 2,000,000 For
     Committee Work to Be Distributed as Follows: Risk & Capital
     Committee, Chairman SEK 510,000, Other Member SEK
     325,000, Audit & Compliance Committee, Chairman SEK
     387,500, Other Member SEK 195,000 and Remuneration &
     Human Resources Committee, Chairman SEK 387,500,
     Other Member SEK 195,000; No Fee for Committee Work Is
     Distributed to the Chairman of the Board and Employees In
     The Bank; Auditors' Fee Payable According to Approved
     Invoice                                                          Management For          Voted - For
19  Re-Elect Annika Falkengren, Urban Jansson,Tuve
     Johannesson, Christine Novakovic, Jesper Oresen, Carl
     Wilhelm Ros, Jacob Wallenberg and Marcus Wallenberg
     And Election of Birgitta Kantola and Signhild Arnegard
     Hansen as the Directors and Marcus Wallenberg as The
     Chairman of the Board of Directors                               Management For          Voted - For
20  Approve the Decision On A Nomination Committee                    Management For          Voted - For
21  Approve the Specified Guidelines for Salary and Other
     Remuneration for the President and Members of Group
     Executive Committee                                              Management For          Voted - For
22  Approve the Share Savings Programme 2010                          Management For          Voted - For
                                                                           70





                                       International Value Fund
 Proposal                                                         Proposed by Mgt. Position Registrant Voted
 23 Approve the Performance Share Programme 2010                      Management For          Voted - For
 24 Approve the Share Matching Programme 2010                         Management For          Voted - For
 25 Approve to Allow the Bank to Purchase Shares In the Bank
     In Its Securities Business On A Regular Basis During the Time
     Up to and Including the 2011 AGM In Accordance With
     Chapter 7, Section 6 of the Securities Markets Act Lagen
     2007: 528 Om Vardepappersmarknaden Up to A Number Not
     Exceeding 3% of the Total Number of Shares Issued at Each
     Time In the Bank; the Price of the Shares Purchased Shall Be
     The Market Price Prevailing at the Time of Acquisition           Management For          Voted - For
 26 Authorize the Board of Directors to Decide On the Acquisition
     And Sale On the Stock Exchange of the Bank's Own Class A-
     Shares for the Year 2010 and Previous Years' Long Term
     Equity Based Programmes Up to A Number of 39,100,000
     Shares; the Authorization May Be Utilized On One or More
     Occasions; However Not Longer Than Until the 2011 AGM;
     Acquisition and Sale of Shares May Only Take Place at A
     Price Within the Price Interval at Any Time Recorded On The
     Stock Exchange, and This Shall Refer to the Internal Between
     The Highest Buying Price and the Lowest Selling Price            Management For          Voted - For
 27 Approve to Resolve That A Maximum Number of the Acquired
     Class A-Shares In the Bank, Corresponding to the Number Of
     Performance Shares and Shares Respectively Under The
     2010 Three Long Term Equity Based Programmes, Including
     Compensation for Dividends, May Be Sold/Transferred to The
     Participants Under the Programmes Who Are Entitled To
     Acquire/Receive Shares; Each and Every Participant Has The
     Right to Acquire/Receive A Maximum of the Number of Shares
     That Follows From the Terms and Conditions of The
     Programmes Respectively; the Right May Be Exercised In The
     Periods Established Under the Programmes                         Management For          Voted - For
 28 Authorize the Board to Decide On the Acquisition and Sale Of
     The Bank's Own Class A-Shares And/Or Class C-Shares,
     Mainly On the Specified Conditions                               Management For          Voted - For
 29 Amend Section 8 of the Articles of Association to Comply
     With New Requirements On Notice to General Meetings Of
     Shareholders In the Swedish Companies Act Expected To
     Come Into Force Before the AGM In 2011                           Management For          Voted - For
 30 Approve the Appointment of Auditors of Foundations That
     Have Delegated Their Business to the Bank                        Management For          Voted - For
 31 Closing of the AGM                                                Management None         Non-Voting
BIC(SOCIETE), CLICHY
 Security: F10080103
 Meeting Type: ExtraOrdinary Meeting Date: 12-May-2010
 1  Please Note In the French Market That The
     Only Valid Vote Options Are for And
     Against A Vote of Abstain Will Be Treated
     As an Against Vote.                                              Management None         Non-Voting
 2  PLEASE NOTE THAT IMPORTANT ADDITIONAL
     MEETING INFORMATION IS AVAILABLE by CLICKING
     ON the MATERIAL URL LINK: Https://Balo.Journal-
     Officiel.Gouv.Fr/Pdf/2010/0329/201003291000936.Pdf               Management None         Non-Voting
                                                                   71





                                               International Value Fund
Proposal                                                            Proposed by Mgt. Position Registrant Voted
3   French Resident Shareowners Must Complete, Sign And
     Forward the Proxy Card Directly to the Sub Custodian. Please
     Contact Your Client Service Representative to Obtain The
     Necessary Card, Account Details and Directions. The
     Following Applies to Non-Resident Shareowners: Proxy
     Cards: Voting Instructions Will Be Forwarded to the Global
     Custodians That Have Become Registered Intermediaries, On
     The Vote Deadline Date. In Capacity as Registered
     Intermediary, the Global Custodian Will Sign the Proxy Card
     And Forward to the Local Custodian. If You Are Unsure
     Whether Your Global Custodian Acts as Registered
     Intermediary, Please Contact Your Representative                   Management None         Non-Voting
4   Approve the Company Accounts for the Year 2009                      Management For          Voted - For
5   Approve the Consolidated Accounts for the Year 2009                 Management For          Voted - For
6   Approve the Allocation of the Result Setting of the Dividend        Management For          Voted - For
7   Approve the Regulated Agreements                                    Management For          Voted - For
8   Approve the Setting of the Amount of Director's Fees                Management For          Voted - For
9   Authorize the Board of Directors to Operate On Company
     Shares                                                             Management For          Voted - For
10  Approve the Renewal of the Director's Mandate Held by M.
     Bruno Bich                                                         Management For          Voted - For
11  Approve the Renewal of the Director's Mandate Held by M.
     Mario Guevara                                                      Management For          Voted - For
12  Approve Renewal of the Director's Mandate Held by M. Gilles
     Pelisson                                                           Management For          Voted - For
13  Authorize the Board of Directors to Reduce Capital Stock By
     Cancelling Shares Purchased In Accordance With Article L.
     225-209 of the Code DU Commerce Commercial Code                    Management For          Voted - For
14  Authorize the Board of Directors to Increase Capital Stock By
     Issuing New Ordinary Shares And/Or Tangible Assets Granting
     Access to Capital Stock, Maintaining the Shareholders'
     Preferential Subscription Right                                    Management For          Voted - For
15  Authorize the Board of Directors to Increase the Initial Issue
     Amount In the Event of Issue Decided Pursuant to
     Resolution 11                                                      Management For          Voted - For
16  Authorize the Board of Directors to Decide On One or More
     Increases In Capital Stock by Incorporating Reserves, Profits
     Or Premia or Other Sums Whose Capitalisation Is Permitted          Management For          Voted - For
17  Authorize the Board of Directors to Go Ahead With One Or
     More Increases In Capital Stock Reserved for Employees             Management For          Voted - For
18  Approve the Removal of the Preferential Subscription Right As
     Part of One of the Increases In Capital Stock Reserved for The
     Employees Specified In the Previous Resolution                     Management For          Voted - For
19  Approve Authorization to Be Granted to the Board Of
     Directors to Go Ahead With the Allocation of Shares, Free Of
     Charge                                                             Management For          Voted - For
20  Authorize the Board of Directors to Grant Company Share
     Purchase And/Or Subscription Options to Employees And
     Directors of the Company and Its Subsidiaries                      Management For          Voted - For
21  Approve the Powers for Formalities                                  Management For          Voted - For
                                                                           72





                                     International Value Fund
 Proposal                                                         Proposed by Mgt. Position Registrant Voted
BNP PARIBAS
 Security: F1058Q238
 Meeting Type: MIX         Meeting Date: 12-May-2010
 1  Please Note In the French Market That The
     Only Valid Vote Options Are for And
     Against A Vote of Abstain Will Be Treated
     As an Against Vote.                                              Management None         Non-Voting
 2  French Resident Shareowners Must Complete, Sign And
     Forward the Proxy Card Directly to the Sub Custodian. Please
     Contact Your Client Service Representative to Obtain The
     Necessary Card, Account Details and Directions. The
     Following Applies to Non-Resident Shareowners: Proxy
     Cards: Voting Instructions Will Be Forwarded to the Global
     Custodians That Have Become Registered Intermediaries, On
     The Vote Deadline Date. In Capacity as Registered
     Intermediary, the Global Custodian Will Sign the Proxy Card
     And Forward to the Local Custodian. If You Are Unsure
     Whether Your Global Custodian Acts as Registered
     Intermediary, Please Contact Your Representative                 Management None         Non-Voting
 3  PLEASE NOTE THAT IMPORTANT ADDITIONAL
     MEETING INFORMATION IS AVAILABLE by CLICKING
     ON the MATERIAL URL LINK: Https://Balo.Journal-
     Officiel.Gouv.Fr/Pdf/2010/0310/201003101000643.Pdf:
     Https://Balo.Journal-
     Officiel.Gouv.Fr/Pdf/2010/0407/201004071001050.Pdf:              Management None         Non-Voting
 4  Approve the Balance Sheet and the Consolidated Financial
     Statements for the FYE On 31 DEC 2009                            Management For          Voted - For
 5  Approve the Balance Sheet and the Financial Statements For
     The FYE On 31 DEC 2009                                           Management For          Voted - For
 6  Approve the Allocation of Income for the FYE On 31 DEC
     2009 and Distribution of the Dividend                            Management For          Voted - For
 7  Approve the Statutory Auditors' Special Report On The
     Agreements and Undertakings Pursuant to Articles L.225-38
     Et Seq. of the Commercial Code, Including Those Concluded
     Between A Company and Its Corporate Officers, But Also
     Between Companies of A Group and Mutual Leaders of The
     Company                                                          Management For          Voted - For
 8  Authorize the BNP Paribas to Repurchase Its Own Shares            Management For          Voted - For
 9  Approve the Renewal of Mr. Louis Schweitzer's Term As
     Board Member                                                     Management For          Voted - For
 10 Appointment of Mr. Michel Tilmant as Board Member                 Management For          Voted - For
 11 Appointment of Mr. Emiel Van Broekhoven as Board
     Member                                                           Management For          Voted - For
 12 Appointment of Mrs. Meglena Kuneva as Board Member                Management For          Voted - For
 13 Appointment of Mr. Jean-Laurent Bonnafe as Board
     Member                                                           Management For          Voted - For
 14 Approve the Setting the Amount of Attendances Allowances          Management For          Voted - For
 15 Approve the Issuance, With Preferential Subscription Rights,
     Of Common Shares and Securities Giving Access to The
     Capital or Entitling to Allocation of Debt Securities            Management For          Voted - For
 16 Approve the Issuance, With Cancellation of Preferential
     Subscription Rights, of Common Shares and Securities Giving
                                                                 73





                                      International Value Fund
 Proposal                                                         Proposed by Mgt. Position Registrant Voted
     Access to the Capital or Entitling to Allocation of Debt
     Securities                                                       Management For          Voted - For
 17 Approve the Issuance, With Cancellation of Preferential
     Subscription Rights, of Common Shares and Securities Giving
     Access to the Capital In Order to Remunerate for Securities
     Provided Under Public Exchange Offers                            Management For          Voted - For
 18 Approve the Issuance, With Cancellation of Preferential
     Subscription Rights, of Common Shares In Order To
     Remunerate for Contributions of Unlisted Securities Within The
     Limit of 10% of the Capital                                      Management For          Voted - For
 19 Authorize the Overall Limitation for Issuance With Cancellation
     Of Preferential Subscription Rights                              Management For          Voted - For
 20 Grant Authority for the Capital Increase by Incorporation Of
     Reserves or Profits, Issuance Premiums or Contribution           Management For          Voted - For
 21 Approve the Overall Limitation for Issuance With or Without
     Preferential Subscription Rights                                 Management For          Voted - For
 22 Authorize the Board of Directors to Carry Out Transactions
     Reserved for Members of the Company Saving Plan of BNP
     Paribas Group, Which May Take the Form of Capital
     Increases And/Or Sales or Transfers of Reserved Securities       Management For          Voted - For
 23 Authorize the Board of Directors to Reduce the Capital By
     Cancellation of Shares                                           Management For          Voted - For
 24 Approve the Merger Absorption of Fortis Banque France By
     BNP Paribas; Consequential Increase of the Share Capital         Management For          Voted - For
 25 Amend the Statutes Consequential to the Repurchase Of
     Preferred Shares                                                 Management For          Voted - For
 26 Authorize the Powers for the Formalities                          Management For          Voted - For
CHINA MOBILE LTD
 Security: Y14965100
 Meeting Type: Annual       Meeting Date: 12-May-2010
 1  Please Note In the Hong Kong Market That A
     Vote of Abstain Will Be Treated the Same As
     A Take No Action Vote.                                           Management None         Non-Voting
 2  Receive and Consider the Audited Financial Statements And
     The Reports of the Directors and Auditors of the Company
     And Its Subsidiaries for the YE 31 DEC 2009                      Management For          Voted - For
 3  Approve to Declare A Final Dividend for the YE 31 DEC 2009        Management For          Voted - For
 4  Re-Election of Li Yue as A Director                               Management For          Voted - For
 5  Re-Election of Lu Xiangdong as A Director                         Management For          Voted - Against
 6  Re-Election of Xin Fanfei as A Director                           Management For          Voted - For
 7  Re-Election of Frank Wong Kwong Shing as A Director               Management For          Voted - For
 8  Re-Appointment of Messrs. KPMG as the Auditors and To
     Authorise the Directors to Fix Their Remuneration                Management For          Voted - For
 9  Authorize the Directors During the Relevant Period of All The
     Powers of the Company to Purchase Shares of HKD 0.10
     Each In the Capital of the Company Including Any Form Of
     Depositary Receipt Representing the Right to Receive Such
     Shares Shares ; and the Aggregate Nominal Amount Of
     Shares Which May Be Purchased On the Stock Exchange Of
     Hong Kong Limited or Any Other Stock Exchange On Which
     Securities of the Company May Be Listed and Which Is
                                                                  74





                                  International Value Fund
 Proposal                                                           Proposed by Mgt. Position Registrant Voted
     Recognized for This Purpose by the Securities and Futures
     Commission of Hong Kong and the Stock Exchange Of
     Hong Kong Limited Shall Not Exceed or Represent More Than
     10% of the Aggregate Nominal Amount of the Share Capital
     Of the Company In Issue at the Date of Passing This
     Resolution, and the Said Approval Shall Be Limited
     Accordingly; CONTD                                                 Management For          Voted - For
 10 Contd Authority Expires Earlier at the Conclusion of The
     Next AGM of the Meeting or the Expiration of Period Within
     Which the Next AGM of the Company Is Required by Law To
     Be Held                                                            Management None         Non-Voting
 11 Authorize the Directors to Exercise Full Powers of The
     Company to Allot, Issue and Deal With Additional Shares In
     The Company Including the Making and Granting of Offers,
     Agreements and Options Which Might Require Shares to Be
     Allotted, Whether During the Continuance of Such Mandate Or
     Thereafter Provided That, Otherwise Than Pursuant to (I) A
     Rights Issue Where Shares Are Offered to Shareholders On A
     Fixed Record Date In Proportion to Their Then Holdings Of
     Shares; (Ii) the Exercise of Options Granted Under Any Share
     Option Scheme Adopted by the Company; (Iii) Any Scrip
     Dividend or Similar Arrangement Providing for the Allotment
     Of Shares In Lieu of the Whole or Part of A Dividend In
     Accordance With the Articles of Association of the Company,
     The Aggregate Nominal Amount of the Shares Allotted Shall
     Not Exceed the CONTD                                               Management For          Voted - For
 12 Contd Aggregate Of: (A) 20% of the Aggregate Nominal
     Amount of the Share Capital of the Company In Issue at The
     Date of Passing This Resolution, Plus (B) If the Directors Are
     So Authorized by A Separate Ordinary Resolution of The
     Shareholders of the Company the Nominal Amount of The
     Share Capital of the Company Repurchased by the Company
     Subsequent to the Passing of This Resolution Up to A
     Maximum Equivalent to 10% of the Aggregate Nominal
     Amount of the Share Capital of the Company In Issue at The
     Date of Passing This Resolution ; Authority Expires Earlier At
     The Conclusion of the Next AGM of the Meeting or The
     Expiration of Period Within Which the Next AGM of The
     Company Is Required by Law to Be Held                              Management None         Non-Voting
 13 Authorize the Directors of the Company to Exercise The
     Powers of the Company Referred to In the Resolution As
     Specified In Item 6 In the Notice of This Meeting In Respect Of
     The Share Capital of the Company as Specified                      Management For          Voted - For
UNILEVER PLC
 Security: G92087165
 Meeting Type: Annual   Meeting Date: 12-May-2010
 1  Receive the Report and Accounts for the YE 31 DEC 2009              Management For          Voted - For
 2  Approve the Directors' Remuneration Report for the YE 31
     DEC 2009                                                           Management For          Voted - For
 3  Re-Elect Mr. P.G.J.M. Polman as A Director                          Management For          Voted - For
 4  Election of Mr. R.J.M.S. Huet as A Director                         Management For          Voted - For
 5  Re-Elect Professor L.O. Fresco as A Director                        Management For          Voted - For
                                                              75





                                International Value Fund
 Proposal                                                         Proposed by Mgt. Position Registrant Voted
 6  Re-Elect Ms. A.M. Fudge as A Director                             Management For          Voted - For
 7  Re-Elect Mr. C.E. Golden as A Director                            Management For          Voted - For
 8  Re-Elect Dr. B.E. Grote as A Director                             Management For          Voted - For
 9  Re-Elect Ms. H. Nyasulu as A Director                             Management For          Voted - For
 10 Re-Elect Mr. K.J. Storm as A Director                             Management For          Voted - For
 11 Re-Elect Mr. M. Treschow as A Director                            Management For          Voted - For
 12 Re-Elect Mr. J. Van Der Veer as A Director                        Management For          Voted - For
 13 Re-Elect Mr. P. Walsh as A Director                               Management For          Voted - For
 14 Election of the Rt Hon Sir Malcolm Rifkind MP as A Director       Management For          Voted - For
 15 Re-Appoint PricewaterhouseCoopers LLP as the Auditors Of
     The Company                                                      Management For          Voted - For
 16 Authorize the Directors to Fix the Remuneration of The
     Auditors                                                         Management For          Voted - For
 17 Approve to Renew the Authority to Directors to Issue Shaes        Management For          Voted - For
 18 Approve to Renew the Authority to Directors to Disapply Pre-
     Emption Rights                                                   Management For          Voted - For
 19 Approve to Renew the Authority to the Company to Purchase
     Its Own Shares                                                   Management For          Voted - For
 20 Grant Authority for Political Donations and Expenditure           Management For          Voted - For
 21 Approve to Shorten the Notice Period for General Meetings         Management For          Voted - For
 22 Approve the Management Co-Investment Plan                         Management For          Voted - For
 23 Adopt New Articles of Association of the Company                  Management For          Voted - For
 24 Please Note That This Is A Revision Due To
     Change In Meeting Date. If You Have Already
     Sent In Your Votes, Please Do Not Return This
     Proxy Form Unless You Decide to Amend Your
     Original Instructions. Thank You.                                Management None         Non-Voting
HIKMA PHARMACEUTICALS PLC
 Security: G4576K104
 Meeting Type: Annual Meeting Date: 13-May-2010
 1  Receive the Accounts for the FYE 31 DEC 2009 Together
     With the Directors' and Auditors' Thereon                        Management For          Voted - For
 2  Declare A Final Dividend On the Ordinary Shares of 11 Cents
     Per Ordinary Share In Respect of the YE 31 DEC 2009,
     Payable On 27 MAY 2010 to Shareholders On the Register At
     The Close of Business On 16 APR 2010                             Management For          Voted - For
 3  Re-Appoint Dr Ronald Goode as A Director of the Company
     In Accordance With Article 104 of the Company's Articles Of
     Association                                                      Management For          Voted - For
 4  Re-Appoint Deloitte LLP as Auditors of the Company                Management For          Voted - For
 5  Authorize the Directors to Set the Remuneration of The
     Auditors                                                         Management For          Voted - For
 6  Approve the Remuneration Committee Report for the FYE
     31 DEC 2009                                                      Management For          Voted - For
 7  Authorize the Directors for the Purposes of Section 551 Of
     The Companies Act 2006 the Act , to Exercise All The
     Powers of the Company to Allot Relevant Securities As
     Defined In Section 551 3 and 6 of the Act Up to An
     Aggregate Nominal Amount of GBP 6,424,770; And
     Comprising Equity Securities Section 580 of the Act Up to An
                                                            76





                                               International Value Fund
Proposal                                                             Proposed by Mgt. Position Registrant Voted
     Aggregate Nominal Amount When Added to Any Allotments
     Made Under A Above of GBP 12,849,540 In Connection
     With or Pursuant to an Offer or Invitation by Way of A Rights
     Issue In Favour of Holders of Ordinary Shares In Proportion
     As Nearly as Practicable to the Respective Number Of
     Ordinary Shares Held by Them On the Record Date for Such
     Allotment, CONTD                                                    Management For          Voted - For
8    CONTD and Holders of Any Other Class of Equity Securities
     Entitled to Participate Therein or If the Directors Consider It
     Necessary, as Permitted by the Rights of Those Securities But
     Subject to Such Exclusions or Other Arrangements as The
     Directors May Consider Necessary or Appropriate to Deal
     With Fractional Entitlements, Treasury Shares, Record Dates Or
     Legal, Regulatory or Practical Difficulties Which May Arise
     Under the Laws Of, or the Requirements of Any Regulatory
     Body or Stock Exchange, In Any Territory or Any Other Matter
     Whatsoever, These Authorizations to Expire at the Conclusion
     Of the Next AGM of the Company or If Earlier On 30 JUN
     2011 , Save That the Company May Before Such Expiry
     Make Any Offer or Agreement Which Would or Might Require
     Relevant Securities to Be Allotted After Such Expiry and The
     Directors May Allot Relevant Securities In Pursuance of Any
     Such Offer or Agreement as If the Authority Conferred Hereby
     H                                                                   Management None         Non-Voting
9   Authorize the Directors, Pursuant to Section 570(1) and 573
     Of the Act to Allot Equity Securities Section 560 of the Act Of
     The Company for Case Pursuant to the Authority Conferred
     By That Resolution; and Sell Relevant Shares as Section
     560(1) of the Act Held by the Company as Treasury Shares
     For Cash, as If Section 561 of the Act Did Not Apply to Any
     Such Allotment or Sale, Provided That This Power Shall Be
     Limited to the Allotment of Equity Securities for Cash and The
     Sale of Treasury Shares: I) In the Case of the Authority
     Granted Under Resolution 8(A) Above, and Otherwise Than
     Pursuant to Paragraph (Ii) of This Resolution, Up to An
     Aggregate Nominal Amount of GBP 963,715; and CONTD                  Management For          Voted - For
10   CONTD In Connection With or Pursuant to an Offer Or
     Invitation But In the Case of the Authority Granted Under
     Resolution 8(A), by Way of A Rights Issue Only In Favour Of
     Holders of Ordinary Shares In Proportion as Nearly As
     Practicable to the Respective Number of Ordinary Shares
     Held by Them On the Record Date for Such Allotment And
     Holders of Any Other Class of Equity Securities Entitled To
     Participate Therein or If the Directors Consider It Necessary,
     As Permitted by the Rights of Those Securities But Subject To
     Such Exclusions or Other Arrangements as the Directors
     May Consider Necessary or Appropriate to Deal With
     Fractional Entitlements, Treasury Shares, Record Dates Or
     Legal, Regulatory or Practical Difficulties CONTD                   Management None         Non-Voting
11   CONTD Which May Arise Under the Laws Of, or The
     Requirements of Any Regulatory Body or Stock Exchange In,
     Any Territory or Any Other Matter Whatsoever, These
     Authorizations to Expire at the Conclusion of the Next AGM
     Of the Company (Or, If Earlier, On 30 JUN 2011), Save That
     The Company May Before Such Expiry Make Any Offer Or
     Agreement Which Would or Might Require Equity Securities To
                                                                           77





                                               International Value Fund
Proposal                                                              Proposed by Mgt. Position Registrant Voted
     Be Allotted, or Treasury Shares to Be Sold, After Such Expiry
     And the Directors May Allot Equity Securities, or Sell Treasury
     Shares In Pursuance of Any Such Offer or Agreement as If
     The Power Conferred Hereby Had Not Expired                           Management None         Non-Voting
12  Authorize the Company for the Purposes of Section 701 Of
     The Act to Make Market Purchases Within the Meaning Of
     Section 693 4 of the Act of Any of Its Ordinary Shares Of
     10p Each In the Capital of the Company On Such Terms And
     In Such Manner as the Directors May From Time to Time
     Determine, and Where Such Shares Are Held as Treasury
     Shares, the Company May Use Them for the Purposes of Its
     Employee Share Schemes, Provided That: A the Maximum
     Number of Ordinary Shares Which May Be Purchased Is
     19,274,311 Representing Approximately 10% of the Issued
     Ordinary Share Capital as at 7 APR 2010; B the Minimum
     Price Which May Be Paid for Each Ordinary Share Is Ten
     Pence Which Shall Be Exclusive of Expenses, If Any;
     CONTD                                                                Management For          Voted - For
13  CONTD C the Maximum Price Which May Be Paid for Each
     Ordinary Share Is an Amount Equal to 105% of the Average
     Of the Middle Market Quotations for the Ordinary Shares Of
     The Company as Derived From the Daily Official List of The
     London Stock Exchange Plc for the Five Business Days
     Immediately Preceding the Day On Which Such Share Is
     Contracted to Be Purchased; D Unless Previously Renewed,
     Revoked or Varied, This Authority Shall Expire at The
     Conclusion of the AGM In 2011 or 30 JUN 2011, Whichever
     Is the Earlier; and E Under This Authority the Company May
     Make A Contract to Purchase Ordinary Shares Which Would
     Or Might Be Executed Wholly or Partly After the Expiry of This
     Authority, and May Make Purchase of Ordinary Shares
     Pursuant to It as If This Authority Had Not Expired                  Management None         Non-Voting
14  Approve the General Meeting of Shareholders of The
     Company Other Than an AGM May Be Called On Not Less
     Than 14 Clear Days' Notice                                           Management For          Voted - For
15  Amend the Articles of Association of the Company By
     Deleting All the Provisions of the Company's Memorandum
     Of Association Which, by Virtue of Section 28 of The
     Companies Act, Are to Be Treated as Provisions of The
     Company's Articles of Association; and B the Articles Of
     Association Produced to the Meeting and Initialled by The
     Chairman of the Meeting for the Purpose of Identification Be
     Adopted as the Articles of Association of the Company In
     Substitution For, and to the Exclusion Of, the Existing Articles
     Of Association                                                       Management For          Voted - For
16  Approve and Adopt the Rules of the Hikma Pharmaceuticals
     PLC 2009 Management Incentive Plan the Plan
     Described In the Circular of Which the Notice Containing This
     Resolution Forms Part and In the Form Produced In Draft to The
     Meeting and for the Purpose of Identification Initialed by The
     Chairman of the Meeting; and B the Directors of The
     Company Be and Are Hereby Authorized I to Do All Such
     Things as May Be Necessary or Desirable to Implement The
     Plan and Ii to Adopt Further Plans Based On the Plan But
     Modified to Take Account of Local Tax, Exchange Control Or
     Securities Law In Overseas Territories, Provided That Any
                                                                           78





                                International Value Fund
 Proposal                                                           Proposed by Mgt. Position Registrant Voted
     Shares Made Available Under Such Further Plans Are Treated
     As Counting Against Any Limits On Overall Participation In The
     Plan                                                               Management For          Voted - For
 17 Approve the Waiver Granted by the Panel of Takeovers And
     Mergers Described In the Circular to Shareholders of The
     Company Dated 9 APR 2010 the Circular of Any
     Requirements Under Rule 9 of the Takeover Code As
     Defined In the Circular for the Concert Party as Defined In
     The Circular to Make A General Offer to Shareholders of The
     Company by Reason of Any Buy Back of Up to 19,274,311
     Ordinary Shares of the Company, as A Result of Which The
     Aggregate Interest of the Concert Party In Ordinary Shares
     Could Increase to 38.28% of the Voting Rights of The
     Company                                                            Management For          Voted - For
 18 Approve the Waiver Granted by the Panel of Takeovers And
     Mergers Described In the Circular of Any Requirements
     Under Rule 9 of the Takeover Code as Defined In The
     Circular for the Concert Party as Defined In the Circular
     And Persons Acting In Concert With Them to Make A General
     Offer to Shareholders of the Company by Reason of The
     Issue of Up to 179,700 Ordinary Shares to Members of The
     Concert Party Pursuant to the Grand and Vesting of 175,200
     LTIP Awards and Up to 4,500 MIP Awards Each as Defined
     In the Circular as A Result of Which the Aggregate Interest Of
     The Concert Party In Ordinary Shares Would Increase To
     34.46% of the Voting Rights of the Company                         Management For          Voted - For
SWIRE PAC LTD
 Security: Y83310105
 Meeting Type: Annual Meeting Date: 13-May-2010
 1  Declare the Final Dividends                                         Management For          Voted - For
 2  Re-Elect P.A. Johansen as A Director                                Management For          Voted - For
 3  Re-Elect J.R. Slosar as A Director                                  Management For          Voted - For
 4  Re-Appoint PricewaterhouseCoopers as the Auditors And
     Authorize the Directors to Fix Their Remuneration                  Management For          Voted - For
 5  Authorize the Directors, Subject to This Resolution, During The
     Relevant Period of All the Powers of the Company to Make
     On-Market Share Repurchases (Within the Meaning of The
     Code On Share Repurchases); the Aggregate Nominal
     Amount of Any Class of the Company's Shares Which May Be
     Repurchased Pursuant to the Approval In Paragraph (A)
     Above Shall Not Exceed 10% of the Aggregate Nominal
     Amount of the Shares of That Class In Issue at the Date Of
     Passing This Resolution; and Authority Expires at The
     Conclusion of the Next AGM of the Company; the Expiration
     Of the Period Within Which the Next AGM of the Company Is
     Required by Law to Be Held; and the Revocation or Variation Of
     The Authority Given Under This Resolution by Ordinary
     Resolution of the Shareholders In General Meeting And
     References to Shares Include Securities Which Carry A Right
     To Subscribe for or Purchase Shares                                Management For          Voted - For
 6  Authorize the Directors, During the Relevant Period to Allot,
     Issue and Deal With Additional Shares and to Make or Grant
     Offers, Agreements and Options Which Will or Might Require
                                                            79





                                  International Value Fund
 Proposal                                                           Proposed by Mgt. Position Registrant Voted
     The Exercise of Such Powers During or After the End of The
     Relevant Period, the Aggregate Nominal Amount of Shares
     Of Any Class Allotted or Agreed Conditionally Or
     Unconditionally to Be Allotted (Whether Pursuant to an Option
     Or Otherwise) by the Directors Pursuant to the Approval In
     This Resolution, Otherwise Than Pursuant to (I) A Rights Issue
     Or (Ii) Any Scrip Dividend or Similar Arrangement Providing For
     The Allotment of Shares In Lieu of the Whole or Part of A
     Dividend On Shares, CONTD.                                         Management For          Voted - For
 7  Contd. Shall Not Exceed the Aggregate of 20% of The
     Aggregate Nominal Amount of the Shares of That Class In
     Issue at the Date of Passing This Resolution Provided That
     The Aggregate Nominal Amount of the Shares of Any Class So
     Allotted (Or So Agreed Conditionally or Unconditionally to Be
     Allotted) Pursuant to This Resolution Wholly for Cash Shall Not
     Exceed 5% of the Aggregate Nominal Amount of the Shares
     Of That Class In Issue at the Date of Passing This Resolution;
     And Authority Expires at the Conclusion of the Next AGM Of
     The Company; and the Expiration of the Period Within Which
     The Next AGM of the Company Is Required by Law to Be Held;
     And the Revocation or Variation of the Authority Given Under
     This Resolution by Ordinary Resolution of the Shareholders In
     General Meeting                                                    Management None         Non-Voting
 8  Please Note In the Hong Kong Market That A
     Vote of Abstain Will Be Treated the Same As
     A Take No Action Vote.                                             Management None         Non-Voting
SANOFI-AVENTIS, PARIS
 Security: F5548N101
 Meeting Type: MIX      Meeting Date: 17-May-2010
 1  French Resident Shareowners Must Complete, Sign And
     Forward the Proxy Card Directly to the Sub Custodian. Please
     Contact Your Client Service Representative to Obtain The
     Necessary Card, Account Details and Directions. The
     Following Applies to Non-Resident Shareowners: Proxy
     Cards: Voting Instructions Will Be Forwarded to the Global
     Custodians That Have Become Registered Intermediaries, On
     The Vote Deadline Date. In Capacity as Registered
     Intermediary, the Global Custodian Will Sign the Proxy Card
     And Forward to the Local Custodian. If You Are Unsure
     Whether Your Global Custodian Acts as Registered
     Intermediary, Please Contact Your Representative                   Management None         Non-Voting
 2  Please Note In the French Market That The
     Only Valid Vote Options Are for And
     Against A Vote of Abstain Will Be Treated
     As an Against Vote                                                 Management None         Non-Voting
 3  Approve the Company's Accounts for FY 2009                          Management For          Voted - For
 4  Approve the Consolidated Accounts for FY 2009                       Management For          Voted - For
 5  Approve the Allocation of the Result, Setting of the Dividend       Management For          Voted - For
 6  Approve the Special Report by the Statutory Auditors On
     Accounts Prepared In Accordance With Article L.225-40 Of
     The Code De Commerce                                               Management For          Voted - For
 7  Ratify the Co-Opting Mr. Serge Weinberg as A Director               Management For          Voted - For
                                                              80





                                  International Value Fund
 Proposal                                                         Proposed by Mgt. Position Registrant Voted
 8  Approve the Non-Renewal of A Director's
     Appointment/Nomination Mr. Jean-Marc Bruel/ Mrs.
     Catherine Brechignac as A Director                               Management For          Voted - For
 9  Approve the Renewal of Director's Appointment Mr. Robert
     Castaigne                                                        Management For          Voted - For
 10 Approve the Renewal of A Director's Appointment of Lord
     Douro                                                            Management For          Voted - For
 11 Approve the Renewal of A Director's Appointment of Mr.
     Christian Mulliez                                                Management For          Voted - For
 12 Approve the Renewal of A Director's Appointment of Mr.
     Christopher Viehbacher                                           Management For          Voted - For
 13 Authorize the Board of Directors to Trade In the Company's
     Shares                                                           Management For          Voted - For
 14 Amend the Article 11 of the Articles of Association               Management For          Voted - For
 15 Grant Powers to Accomplish the Necessary Formalities              Management For          Voted - For
CHINA PETROLEUM & CHEMICAL CORP SINOPEC
 Security: Y15010104
 Meeting Type: Annual   Meeting Date: 18-May-2010
 1  Please Note That the Shareholders Are
     Allowed to Vote 'In Favor' or 'Against' for All
     Resolutions. Thanks You.                                         Management None         Non-Voting
 2  Receive the Report of the Board of Directors of Sinopec
     Corporation for the Year 2009                                    Management For          Voted - For
 3  Receive the Report of the Board of Supervisors of Sinopec
     Corporation for the Year 2009                                    Management For          Voted - For
 4  Approve the Audited Accounts and Audited Consolidated
     Accounts of Sinopec Corporation for the YE 31 DEC 2009           Management For          Voted - For
 5  Approve the Plan for Allocating Any Surplus Common
     Reserve Funds at an Amount of RMB 20 Billion From the
     After- Tax Profits                                               Management For          Voted - For
 6  Approve the Profit Distribution Plan for the YE 31 DEC 2009       Management For          Voted - For
 7  Authorize the Board of Directors of Sinopec Corporation
     [The ''Board of Directors''] to Determine the Interim Profit
     Distribution Plan of Sinopec Corporation for 2009                Management For          Voted - For
 8  Re-Appoint KPMG Huazhen and KPMG as the Domestic
     And Overseas Auditors of Sinopec Corporation for the Year
     2010, Respectively, and Authorize the Board of Directors To
     Determine Their Remunerations                                    Management For          Voted - For
 9  Approve the Proposal In Respect of the Acquisition of Certain
     Equity Interest and Loans Held by Sinopec International
     Petroleum Exploration and Production Corporation                 Management For          Voted - For
 10 Authorize the Board of Directors, Pursuant to the Relevant
     Regulations, Within the Maximum Balance of the Issuable
     Bonds, Namely After Issuance, the Relevant Accumulative
     Debt Financing Instruments Balance Shall Not Exceed 40% Of
     The Latest Total Audited Net Assets of Sinopec Corporation, To
     Determine Issuance of Debt Financing Instruments, Including
     But Not Limited to Short Term Financial Instruments, Mid-Term
     Financial Notes and Corporate Bonds; to Determine the Terms
     And Conditions and All Other Matters In Relation to The
     Issuance of Such Debt Financing Instrument[S] Based On The
                                                              81





                                               International Value Fund
Proposal                                                            Proposed by Mgt. Position Registrant Voted
     Needs of Sinopec Corporation and the Market Conditions,
     Including Without Limitation to the Determination of the Actual
     Value, Interest Rate, Term, Targeted Group and Use Of
     Proceeds of the Bond[S] Subject to the Aforementioned
     Limits, as Well as to the Production, Execution and Disclosure
     Of All Necessary Documents Thereof [Authority Expires at The
     Completion of Next AGM of Sinopec Corporation]                     Management For          Voted - For
11  Approve Type of Securities to Be Issued                             Management For          Voted - For
12  Approve an Issuance Size                                            Management For          Voted - For
13  Approve Nominal Value and Issue Price                               Management For          Voted - For
14  Approve the Term                                                    Management For          Voted - For
15  Approve the Interest Rate                                           Management For          Voted - For
16  Approve the Method and Timing of Interest Payment                   Management For          Voted - For
17  Approve the Conversion Period                                       Management For          Voted - For
18  Approve the Determination and Adjustment of Conversion
     Price                                                              Management For          Voted - For
19  Approve the Downward Adjustment to Conversion Price                 Management For          Voted - For
20  Approve the Conversion Method of Fractional Share                   Management For          Voted - For
21  Approve the Terms of Redemption                                     Management For          Voted - For
22  Approve the Terms of Sale Back                                      Management For          Voted - For
23  Approve the Dividend Rights of the Year of Conversion               Management For          Voted - For
24  Approve the Method of Issuance and Target Subscribers               Management For          Voted - For
25  Approve the Subscription Arrangement for Existing
     Shareholders                                                       Management For          Voted - For
26  Approve the CB Holders and Bondholder Meetings                      Management For          Voted - For
27  Approve the Use of Proceeds From the Issuance of The
     Convertible Bonds                                                  Management For          Voted - For
28  Approve the Guarantee                                               Management For          Voted - For
29  Approve the Validity Period of the Resolutions In Relation To
     The Issuance of the Convertible Bonds                              Management For          Voted - For
30  Approve the Matters Relating to Authorization In Relation To
     The Issuance of the Convertible Bonds                              Management For          Voted - For
31  Approve the Feasibility Analysis Report On the Use Of
     Proceeds From the Issuance of the Convertible Bonds                Management For          Voted - For
32  Receive the Report On the Use of Proceeds From Last
     Issuance of Securities                                             Management For          Voted - For
33  Authorize the Board of Directors of Sinopec Corporation A
     General Mandate to Issue New Shares: In Order to Grant
     Discretion to the Board of Directors On the Flexibility Of
     Issuance of New Shares, to Allot Issue and Deal With Shares
     Not Exceeding 20% of the Existing Domestic Listed Shares
     And Overseas Listed Foreign Shares of Sinopec Corporation
     However, Notwithstanding the Obtaining of the General
     Mandate, Any Issue of Domestic Shares Needs Shareholders'
     Approval at Shareholders' Meeting In Accordance With The
     Relevant PRC Laws and Regulations' It Is Resolved as Follow:
     1] Subject to Paragraphs [3] and [4] and Pursuant to The
     Company Law [The Company Law] of the People's
     Republic of China [The PRC] and the Listing Rules of The
     Relevant Stock Exchanges [As Amended From Time to Time],
     To Allot, Issue and Deal With Shares During the Relevant
     Period and to Determine the Terms and Conditions for The
                                                                           82





                                                  International Value Fund
Proposal                                                             Proposed by Mgt. Position Registrant Voted
        Allotment and Issue of New Shares Including the Following
        Terms: A] Class and Number of New Shares to Be Issued; B]
        Price Determination Method of New Shares And/Or Issue
        Price [Including Price Range]; C] the Starting and Closing
        Dates for the Issue; D] Class and Number of the New Shares
        To Be Issued to Existing Shareholders; and E] the Making Or
        Granting of Offers, Agreements and Options Which Might
        Require the Exercise of Such Powers; 2] to Make or Grant
        Offers, Agreements and Options Which Would or Might
        Require the Exercise of Such Powers After the End of The
        Relevant Period; 3] the Aggregate Nominal Amount of New
        Domestic Listed Shares and New Overseas Listed Foreign
        Shares Allotted, Issued and Dealt With or Agreed
        Conditionally or Unconditionally to Be Allotted, Issued And
        Dealt With [Whether Pursuant to an Option or Otherwise] By
        The Board of Directors of Sinopec Corporation Pursuant To
        The Approval In Paragraph [1], Otherwise Than Pursuant To
        Issue of Shares by Conversion of the Surplus Reserve Into
        Share Capital In Accordance With the Company Law of The
        PRC and the Articles of Association of Sinopec Corporation,
        Shall Not Exceed 20% of Each Class of the Existing Domestic
        Listed Shares and Overseas Listed Foreign Shares of Sinopec
        Corporation In Exercising the Powers Granted In Paragraph
        [1], the Board of Directors of Sinopec Corporation Must [I]
        Comply With the Company Law of the PRC and the Relevant
        Regulatory Stipulations [As Amended From Time to Time] of The
        Places Where Sinopec Corporation Is Listed; and [Ii] Obtain
        Approval From China Securities Regulatory Commission And
        Other Relevant PRC Government Departments, the Board Of
        Directors of Sinopec Corporation, Subject to the Approval Of
        The Relevant Authorities of the PRC and In Accordance With
        The Company Law of the PRC, Authorized to Increase The
        Registered Capital of Sinopec Corporation to the Required
        Amount Upon the Exercise of the Powers Pursuant To
        Paragraph [1] Above to Authorize the Board of Directors To
        Sign the Necessary Documents, Complete the Necessary
        Formalities and Take Other Necessary Steps to Complete The
        Allotment and Issue and Listing of New Shares, Provided The
        Same Do Not Violate the Relevant Laws, Administrative
        Regulations, Listing Rules of the Relevant Stock Exchanges
        And the Articles of Association. Subject to the Approval Of
        The Relevant PRC Authorities, Authorize the Board Of
        Directors of Sinopec Corporation to Make Appropriate And
        Necessary Amendments to the Articles of Association After
        Completion of the Allotment and Issue of New Shares
        According to the Method, Type and Number of the Allotment
        And Issue of New Shares by Sinopec Corporation and The
        Actual Situation of the Shareholding Structure of Sinopec
        Corporation at the Time of Completion of the Allotment And
        Issue of New Shares In Order to Reflect the Alteration of The
        Share Capital Structure and Registered Capital of Sinopec
        Corporation Pursuant to the Exercise of This Mandate
        [Authority Expires Earlier of the Conclusion of the Next AGM
        Of Sinopec Corporation or 12 Months]                             Management For          Voted - For
                                                                   83





                                 International Value Fund
 Proposal                                                           Proposed by Mgt. Position Registrant Voted
 34 Election of Mr. Ma Weihua as an Independent Non-
     Executive Directors of the Fourth Session of the Board Of
     Directors of Sinopec Corp                                          Management For          Voted - For
 35 Election of Mr. Wu Xiaogen as an Independent Non-
     Executive Directors of the Fourth Session of the Board Of
     Directors of Sinopec Corp                                          Management For          Voted - For
ROYAL DUTCH SHELL PLC
 Security: G7690A100
 Meeting Type: Annual  Meeting Date: 18-May-2010
 1  Receive the Company's Annual Accounts for the FYE 31
     DEC 2009, Together With the Directors' Report and The
     Auditors' Report On Those Accounts                                 Management For          Voted - For
 2  Approve the Remuneration Report for the YE 31 DEC 2009,
     Set Out In the Annual Report and Accounts 2009 And
     Summarized In the Annual Review and Summary Financial
     Statements 2009                                                    Management For          Voted - For
 3  Appointment of Charles O. Holliday as A Director of The
     Company With Effect From 01 SEP 2010                               Management For          Voted - For
 4  Re-Appointment of Josef Ackermann as A Director of The
     Company                                                            Management For          Voted - Against
 5  Re-Appointment of Malcolm Brinded as A Director of The
     Company                                                            Management For          Voted - For
 6  Re-Appointment Simon Henry as A Director of the Company             Management For          Voted - For
 7  Re-Appointment Lord Kerr of Kinlochard as A Director of The
     Company                                                            Management For          Voted - For
 8  Re-Appointment Wim Kok as A Director of the Company                 Management For          Voted - For
 9  Re-Appointment of Nick Land as A Director of the Company            Management For          Voted - For
 10 Re-Appointment of Christine Morin-Postel as A Director Of
     The Company                                                        Management For          Voted - For
 11 Re-Appointment of Jorma Ollila as A Director of The
     Company                                                            Management For          Voted - For
 12 Re-Appointment of Jeroen Van Der Veer as A Director of The
     Company                                                            Management For          Voted - For
 13 Re-Appointment of Peter Voser as A Director of The
     Company                                                            Management For          Voted - For
 14 Re-Appointment of Hans Wijers as A Director of The
     Company                                                            Management For          Voted - For
 15 Re-Appointment of PricewaterhouseCoopers LLP as The
     Auditors of the Company                                            Management For          Voted - For
 16 Authorize the Board to Settle the Remuneration of The
     Auditors for 2010                                                  Management For          Voted - For
 17 Authorize the Board, In Substitution for All Subsisting
     Authorities, to Allot Shares In the Company and to Grant
     Rights to Subscribe for or Convert Any Security Into Shares In
     The Company Up to A Nominal Amount of EUR 145 Million;
     [Authority Expires at the Earlier of the End of Next Year's
     AGM or the Close of Business On 18 AUG 2011]; But, In
     Each Case, During This Period the Company May Make
     Offers and Enter Into Agreements Which Would, or Might,
     Require Shares to Be Allotted or Rights to Subscribe for Or
     Convert Securities Into Shares to Be Granted After The
                                                             84





                                               International Value Fund
Proposal                                                             Proposed by Mgt. Position Registrant Voted
     Authority Ends and the Board May Allot Shares or Grant
     Rights to Subscribe for or Convert Securities Into Shares
     Under Any Such Offer or Agreement as If the Authority Had
     Not Ended                                                           Management For          Voted - For
18  Authorize the Board, That If Resolution 17 Is Passed, to Allot
     Equity Securities (As Defined In the Companies Act 2006) For
     Cash Under the Authority Given by That Resolution And/Or To
     Sell Ordinary Shares Held by the Company as Treasury
     Shares for Cash as If Section 561 of the Companies Act
     2006 Did Not Apply to Any Such Allotment or Sale, Such
     Power to Be Limited: (A) to the Allotment of Equity Securities
     And Sale of Treasury Shares for Cash In Connection With An
     Offer Of, or Invitation to Apply For, Equity Securities: (I) To
     Ordinary Shareholders In Proportion (As Nearly as May Be
     Practicable) to Their Existing Holdings; and (Ii) to Holders Of
     Other Equity Securities, as Required by the Rights of Those
     Securities Or, as the Board Otherwise Considers Necessary,
     And So That the Board May Impose Any Limits or Restrictions
     And Make Any Arrangements Which It Considers Necessary
     Or Appropriate to Deal With Treasury Shares, Fractional
     Entitlements, Record Dates, or Legal or Practical Problems
     Arising In Any Overseas Territory, the Requirements of Any
     Regulatory Body or Stock Exchange or Any Other Matter
     Whatsoever; and (B) In the Case of the Authority Granted
     Under Resolution 17 And/Or In the Case of Any Sale Of
     Treasury Shares for Cash, to the Allotment (Otherwise Than
     Under Paragraph (A) Above) of Equity Securities or Sale Of
     Treasury Shares Up to A Nominal Amount of EUR 21 Million;
     [Authority Expires at the Earlier of the End of Next Year's
     AGM or the Close of Business On 18 AUG 2011]; But, In
     Each Case, During This Period the Company May Make
     Offers and Enter Into Agreements Which Would, or Might,
     Require Equity Securities to Be Allotted (And Treasury Shares
     To Be Sold) After the Power Ends, and the Board May Allot
     Equity Securities (And Sell Treasury Shares) Under Any Such
     Offer or Agreement as If the Power Had Not Ended                    Management For          Voted - For
19  Authorize the Company, for the Purposes of Section 701 Of
     The Companies Act 2006 to Make One or More Market
     Purchases (As Defined In Section 693(4) of the Companies
     Act 2006) of Its Ordinary Shares of EUR 0.07 Each
     (Ordinary Shares), Such Power to Be Limited: (A) to A
     Maximum Number of 624 Million Ordinary Shares; (B) by The
     Condition That the Minimum Price Which May Be Paid for An
     Ordinary Share Is EUR 0.07 and the Maximum Price Which
     May Be Paid for an Ordinary Share Is the Higher Of: (I) An
     Amount Equal to 5% Above the Average Market Value of An
     Ordinary Share for the Five Business Days Immediately
     Preceding the Day On Which That Ordinary Share Is
     Contracted to Be Purchased; and (Ii) the Higher of the Price
     Of the Last Independent Trade and the Highest Current
     Independent Bid On the Trading Venues Where the Purchase
     Is Carried Out, In Each Case, Exclusive of Expenses;
     [Authority Expires at the Earlier of the End of Next Year's
     AGM or the Close of Business On 18 AUG 2011]; But In Each
     Case So That the Company May Enter Into A Contract To
                                                                           85





                                               International Value Fund
Proposal                                                           Proposed by Mgt. Position Registrant Voted
     Purchase Ordinary Shares Which Will or May Be Completed
     Or Executed Wholly or Partly After the Power Ends and The
     Company May Purchase Ordinary Shares Pursuant to Any
     Such Contract as If the Power Had Not Ended                       Management  For         Voted - For
20  Authorize the Directors, Pursuant Article 129 of The
     Company's Articles of Association, to Offer Ordinary
     Shareholders (Excluding Any Shareholder Holding Shares As
     Treasury Shares) the Right to Choose to Receive Extra
     Ordinary Shares, Credited as Fully Paid Up, Instead of Some
     Or All of Any Cash Dividend or Dividends Which May Be
     Declared or Paid at Any Time After the Date of the Passing Of
     This Resolution and Prior to or On 18 MAY 2015                    Management  For         Voted - For
21  Authorize the Company, In Accordance With Section 366 Of
     The Companies Act 2006 and In Substitution for Any
     Previous Authorities Given to the Company (And Its
     Subsidiaries), (And All Companies That Are Subsidiaries of The
     Company at Any Time During the Period for Which This
     Resolution Has Effect) To: (A) Make Political Donations To
     Political Organisations Other Than Political Parties Not
     Exceeding GBP 200,000 In Total Per Annum; and (B) Incur
     Political Expenditure Not Exceeding GBP 200,000 In Total Per
     Annum; [Authority Expires at the Earlier of Beginning With The
     Date of the Passing of This Resolution and Ending On 30 JUN
     2011 or at the Conclusion of the Next AGM of the Company];
     In This Resolution, the Terms Political Donation, Political
     Parties, Political Organisation and Political Expenditure
     Have the Meanings Given to Them by Sections 363 to 365 Of
     The Companies Act 2006                                            Management  For         Voted - For
22  Amend the Articles of Association of the Company By
     Deleting All the Provisions of the Company's Memorandum
     Of Association Which, by Virtue of Section 28 of The
     Companies Act 2006, Are to Be Treated as Provisions of The
     Company's Articles of Association; and Adopt the Articles Of
     Association of the Company Produced to the Meeting And
     As Specified, In Substitution For, and to the Exclusion Of, The
     Existing Articles of Association                                  Management  For         Voted - For
23  PLEASE NOTE THAT THIS RESOLUTION IS A
     SHAREHOLDER PROPOSAL: Approve In Order to Address
     Our Concerns for the Long Term Success of the Company
     Arising From the Risks Associated With Oil Sands, We As
     Shareholders of the Company Direct That the Audit
     Committee or A Risk Committee of the Board Commissions
     And Reviews A Report Setting Out the Assumptions Made By
     The Company In Deciding to Proceed With Oil Sands Projects
     Regarding Future Carbon Prices, Oil Price Volatility, Demand
     For Oil, Anticipated Regulation of Greenhouse Gas Emissions
     And Legal and Reputational Risks Arising From Local
     Environmental Damage and Impairment of Traditional
     Livelihoods the Findings of the Report and Review Should Be
     Reported to Investors In the Business Review Section of The
     Company's Annual Report Presented to the AGM In 2011              Shareholder Against     Voted - Against
                                                                           86





                                       International Value Fund
 Proposal                                                        Proposed by Mgt. Position Registrant Voted
VALE SA, RIO DE JANEIRO
 Security: P2605D109
 Meeting Type: ExtraOrdinary Meeting Date: 19-May-2010
 1  Important Market Processing Requirement: A
     Beneficial Owner Signed Power of Attorney
     (POA) Is Required In Order to Lodge And
     Execute Your Voting Instructions In This
     Market. Absence of A POA, May Cause Your
     Instructions to Be Rejected. If You Have Any
     Questions, Please Contact Your Client
     Service Representative                                          Management None         Non-Voting
 2  Please Note That Shareholders Submitting A
     Vote to Elect A Member Must Include The
     Name of the Candidate to Be Elected. If
     Instructions to Vote On This Item Is Received
     Without A Candidate's Name, Your Vote Will Be
     Processed In Favor or Against of the Default
     Company's Candidate. Thank You.                                 Management None         Non-Voting
 3  Please Note That Votes 'In Favor' and 'Against'
     In the Same Agenda Item Are Not Allowed.
     Only Votes In Favor And/Or Abstain or Against
     And/ or Abstain Are Allowed. Thank You                          Management None         Non-Voting
 4  Please Note That the Preferred
     Shareholders Can Vote On All Items. Thank
     You.                                                            Management None         Non-Voting
 5  Approve the Increase of the Share Capital, Through The
     Capitalization of Reserves, Without the Issuance of Shares,
     And the Consequent Amendment at the Main Part of Article 5
     Of the Corporate Bylaws                                         Management For          Voted - For
 6  Election of A Full Member of the Board of Directors ,
     Because of the Resignation Presented by Mr. Francisco
     Augusto Da Costa E Silva                                        Management For          Voted - For
 7  Please Note That This Is A Revision Due To
     Change In Meeting Date. If You Have Already
     Sent In Your Votes, Please Do Not Return This
     Proxy Form Unless You Decide to Amend Your
     Original Instructions. Thank You.                               Management None         Non-Voting
TOTAL S A
 Security: F9212D134
 Meeting Type: MIX           Meeting Date: 21-May-2010
 1  Please Note That These Shares Have No
     Voting Rights, Should You Wish to Attend The
     Meeting Personally, You May Apply for An
     Entrance Card by Contacting Your Client
     Representative. Thank You                                       Management None         Non-Voting
 2  Approval of Parent Company Financial Statements Dated 31
     DEC 2009                                                        Management None         Non-Voting
 3  Approval of Consolidated Financial Statements Dated 31 DEC
     2009                                                            Management None         Non-Voting
 4  Allocation of Earnings and Declaration of Dividend               Management None         Non-Voting
                                                                   87





                                               International Value Fund
Proposal                                                            Proposed by Mgt. Position Registrant Voted
5   Agreements Covered by Article L.225-38 of the French
     Commercial Code                                                    Management None         Non-Voting
6   Commitments Under Article L.225-42-1 of the French
     Commercial Code, Concerning Mr. Christophe De Margerie             Management None         Non-Voting
7   Authorization for the Board of Directors to Trade In Shares Of
     The Company                                                        Management None         Non-Voting
8   Renewal of the Appointment of Mr. Thierry Desmarest as A
     Director                                                           Management None         Non-Voting
9   Renewal of the Appointment of Mr. Thierry De Rudder as A
     Director                                                           Management None         Non-Voting
10  Appointment of Mr. Gunnar Brock as A Director                       Management None         Non-Voting
11  Appointment of A Director Representing Employee
     Shareholders Candidate: Mr. Claude Clement                         Management None         Non-Voting
12  Appointment of A Director Representing Employee
     Shareholders Candidate: Mr. Philippe Marchandise                   Management None         Non-Voting
13  Appointment of A Director Representing Employee
     Shareholders Candidate: Mr. Mohammed Zaki                          Management None         Non-Voting
14  Renewal of the Appointment of Ernst and Young Audit As
     Statutory Auditors                                                 Management None         Non-Voting
15  Renewal of the Appointment of KPMG Audit A Division Of
     KPMG S.A. as Statutory Auditors                                    Management None         Non-Voting
16  Appointment of Auditex as Alternate Auditors                        Management None         Non-Voting
17  Appointment of KPMG Audit IS as Alternate Auditors                  Management None         Non-Voting
18  Delegation of Authority Granted to the Board of Directors To
     Increase Share Capital by Issuing Common Shares or Any
     Securities Providing Access to Share Capital, While
     Maintaining Shareholders' Preferential Subscription Rights, Or
     By Capitalizing Premiums, Reserves, Surpluses or Other Line
     Items                                                              Management None         Non-Voting
19  Delegation of Authority Granted to the Board of Directors To
     Increase Share Capital by Issuing Common Shares or Any
     Securities Providing Access to Share Capital, Without
     Preferential Subscription Rights                                   Management None         Non-Voting
20  Delegation of Authority Granted to the Board of Directors To
     Increase Share Capital by Issuing Common Shares or Any
     Securities Providing Access to Share Capital, In Payment Of
     Securities That Would Be Contributed to the Company                Management None         Non-Voting
21  Delegation of Authority Granted to the Board of Directors To
     Increase Share Capital Under the Conditions Provided for In
     Articles L. 3332-18 and Following of the French Labor Code         Management None         Non-Voting
22  Authorization for the Board of Directors to Grant Subscription
     Or Purchase Options for the Company's Shares to Certain
     Employees of the Group as Well as to the Management Of
     The Company and of Other Group Companies                           Management None         Non-Voting
23  PLEASE NOTE THAT THIS IS A SHAREHOLDERS'
     PROPOSAL: Amendment of the Articles of Association
     Concerning the Publication of the Internal Charters For
     Collective Investment Funds Whose Assets Are More Than
     0.5% of the Capital of the Company                                 Management None         Non-Voting
                                                                           88





                                   International Value Fund
 Proposal                                                         Proposed by Mgt. Position Registrant Voted
TOTAL S A
 Security: F92124100
 Meeting Type: MIX       Meeting Date: 21-May-2010
 1  Please Note In the French Market That The
     Only Valid Vote Options Are for And
     Against A Vote of Abstain Will Be Treated
     As an Against Vote.                                              Management  None        Non-Voting
 2  French Resident Shareowners Must Complete, Sign And
     Forward the Proxy Card Directly to the Sub Custodian. Please
     Contact Your Client Service Representative to Obtain The
     Necessary Card, Account Details and Directions. The
     Following Applies to Non-Resident Shareowners: Proxy
     Cards: Voting Instructions Will Be Forwarded to the Global
     Custodians That Have Become Registered Intermediaries, On
     The Vote Deadline Date. In Capacity as Registered
     Intermediary, the Global Custodian Will Sign the Proxy Card
     And Forward to the Local Custodian. If You Are Unsure
     Whether Your Global Custodian Acts as Registered
     Intermediary, Please Contact Your Representative                 Management  None        Non-Voting
 3  Please Note That This Is an Amendment To
     Meeting Id 694699 Due to Change In Voting
     Status. All Votes Received On the Previous
     Meeting Will Be Disregarded and You Will
     Need to Reinstruct On This Meeting Notice.
     Thank You.                                                       Management  None        Non-Voting
 4  PLEASE NOTE THAT IMPORTANT ADDITIONAL
     MEETING INFORMATION IS AVAILABLE by CLICKING
     ON the MATERIAL URL LINK-Https://Balo.Journal-
     Officiel.Gouv.Fr/Pdf/2010/0226/201002261000408.Pdf               Management  None        Non-Voting
 5  Approve the Company's Financial Statements                        Management  For         Voted - For
 6  Approve the Consolidated Financial Statements                     Management  For         Voted - For
 7  Approve the Allocation of the Profit, Setting of the Dividend     Management  For         Voted - For
 8  Approve the Agreements Pursuant to Article L. 225-38 Of
     The Commercial Code                                              Management  For         Voted - For
 9  Approve the Commitments Pursuant to Article L. 225-42 Of
     The Commercial Code                                              Management  For         Voted - For
 10 Authorize the Board of Directors to Proceed With The
     Company's Shares                                                 Management  For         Voted - For
 11 Approve the Renewal of Mr. Thierry Desmarest's Term As
     Board Member                                                     Management  For         Voted - For
 12 Approve the Renewal of Mr. Thierry De Rudder's Term As
     Board Member                                                     Management  For         Voted - For
 13 Appointment of Mr. Gunnar Brock as A Board Member                 Management  For         Voted - For
 14 Appointment of Mr. Claude Clement as A Board Member To
     Represent the Employees Shareholders Pursuant to Article
     11 of the Statutes                                               Management  For         Voted - For
 15 PLEASE NOTE THAT THIS RESOLUTION IS A
     SHAREHOLDER PROPOSAL: Appointment as Director,
     Mr. Philippe Marchandise Representing the Employees Who
     Are Shareholders of the Company for A 3-Year Period [In
     Accordance With Article 11 of the Bylaws, Only One of The
     Recommended Directors In Resolutions 10, 11 and 12 Will Be
     Elected]                                                         Shareholder Against     Voted - Against
                                                               89





                                   International Value Fund
 Proposal                                                         Proposed by Mgt. Position Registrant Voted
 16 PLEASE NOTE THAT THIS RESOLUTION IS A
     SHAREHOLDER PROPOSAL: Appointment as Director,
     Mr. Mohammed Zaki Representing the Employees Who Are
     Shareholders of the Company for A 3-Year Period [In
     Accordance With Article 11 of the Bylaws, Only One of The
     Recommended Directors In Resolutions 10, 11 and 12 Will
     Be Elected]                                                      Shareholder Against     Voted - Against
 17 Approve the Renewal of the Cabinet Ernst and Young Audit
     As Permanent Statutory Auditor                                   Management  For         Voted - For
 18 Approve the Cabinet KPMG Audit as Permanent Statutory
     Auditor                                                          Management  For         Voted - For
 19 Appointment of Cabinet Auditex as the Substitute Statutory
     Auditor                                                          Management  For         Voted - For
 20 Appointment of Cabinet KPMG Audit I.S. as the Substitute
     Statutory Auditor                                                Management  For         Voted - For
 21 Authorize the Board of Directors to Increase the Capital With
     Preferential Subscription Rights of the Shareholders, By
     Issuing Common Shares or Any Securities Giving Access To
     The Capital by Incorporation of Premiums, Reserves, Profits
     Or Others                                                        Management  For         Voted - For
 22 Authorize the Board of Directors to Increase the Capital By
     Issuing Common Shares or Any Securities Giving Access To
     The Capital, With Cancellation of Preferential Subscription
     Rights                                                           Management  For         Voted - For
 23 Authorize the Board of Directors to Increase the Capital By
     Issuing Common Shares or Any Securities Giving Access To
     The Capital as Remuneration for the Contributions In Kind
     Granted to the Company                                           Management  For         Voted - For
 24 Authorize the Board of Directors to Increase the Capital In
     Accordance to Article L. 3332-18 Et Seq. of the Code Of
     Labor                                                            Management  For         Voted - For
 25 Approve the Authorization to Grant Options to Subscribe Or
     Purchase Company's Shares to Some Collaborators of The
     Group as Well as to Officers of the Company or Companies
     Of the Group                                                     Management  For         Voted - For
 26 PLEASE NOTE THAT THIS RESOLUTION IS A
     SHAREHOLDER PROPOSAL: Approve to Add A New
     Paragraph to the End of Article 9 of the Articles Of
     Association as Specified                                         Shareholder Against     Voted - Against
NEXANS, PARIS
 Security: F65277109
 Meeting Type: MIX       Meeting Date: 25-May-2010
 1  Please Note In the French Market That The
     Only Valid Vote Options Are for And
     Against A Vote of Abstain Will Be Treated
     As an Against Vote.                                              Management  None        Non-Voting
 2  French Resident Shareowners Must Complete, Sign And
     Forward the Proxy Card Directly to the Sub Custodian. Please
     Contact Your Client Service Representative to Obtain The
     Necessary Card, Account Details and Directions. The
     Following Applies to Non-Resident Shareowners: Proxy
     Cards: Voting Instructions Will Be Forwarded to the Global
                                                               90





                                               International Value Fund
Proposal                                                            Proposed by Mgt. Position Registrant Voted
     Custodians That Have Become Registered Intermediaries, On
     The Vote Deadline Date. In Capacity as Registered
     Intermediary, the Global Custodian Will Sign the Proxy Card
     And Forward to the Local Custodian. If You Are Unsure
     Whether Your Global Custodian Acts as Registered
     Intermediary, Please Contact Your Representative                   Management None         Non-Voting
3   Approve the Financial Statements for the FYE On 31 DEC
     2009- Management Report- Discharge of Duties to the Board
     Members                                                            Management For          Voted - For
4   Approve the Consolidated Financial Statements for the FYE
     on 31 DEC 2009                                                     Management For          Voted - For
5   Approve the Allocation of Income and Setting of the Dividend        Management For          Voted - For
6   Approve the Agreements Pursuant to Article L.225-38 of the
     Commercial Code                                                    Management For          Voted - For
7   Approve the Renewal of Mr. Gerard Hausers Term as Board
     Member                                                             Management For          Voted - For
8   Approve the Renewal of Mr. Francois Polge De Combret
     Term as Board Member                                               Management For          Voted - For
9   Appointment of Mrs. Veronique Guillot Pelpel as Board
     Member                                                             Management For          Voted - For
10  Authorize the Board of Directors to Operate On The
     Company's Shares                                                   Management For          Voted - For
11  Authorize the Board of Directors to Reduce the Share Capital
     By Cancellation of Treasury Shares                                 Management For          Voted - For
12  Approve the Delegation of Authority to Be Granted to The
     Board of Directors to Decide On Capital Increase by Issuing
     Common Shares With Preferential Subscription Rights                Management For          Voted - For
13  Approve the Delegation of Authority to Be Granted to The
     Board of Directors to Decide On Share Capital Increase By
     Issuing Without Preferential Subscription Rights Securities
     Representing Debts Giving Access to the Capital of The
     Company by Way of Public Offer, Subject to A Common Limit
     Of EUR 4 Million Nominal With the 12, 13, 14 and 18
     Resolutions                                                        Management For          Voted - For
14  Approve the Delegation of Authority to Be Granted to The
     Board of Directors to Decide On Share Capital Increase By
     Issuing Without Preferential Subscription Rights Securities
     Representing Debts Giving Access to the Capital of The
     Company by Private Investment Pursuant to Article L.411-2,
     II of the Monetary and Financial Code, Subject to A Common
     Limit of EUR 4 Million Nominal With the 11, 13, 14 and 18
     Resolutions                                                        Management For          Voted - For
15  Approve the Delegation of Authority to Be Granted to The
     Board of Directors to Decide On Issuing Shares or Various
     Securities Giving Access to the Capital In the Event of Public
     Exchange Offer Initiated by the Company On Its Own
     Securities or Securities of Another Company, Subject to A
     Common Limit of EUR 4 Million Nominal With the 11, 12, 14
     And 18 Resolutions                                                 Management For          Voted - For
16  Approve the Delegation of Authority to Be Granted to The
     Board of Directors to Decide On Increasing the Number Of
     Issuable Securities In the Event of Capital Increase With Or
     Without Preferential Subscription Rights Within the Limits Set In
     The 10, 12 and 13 Resolutions                                      Management For          Voted - For
                                                                           91





                                   International Value Fund
 Proposal                                                           Proposed by Mgt. Position Registrant Voted
 17 Approve the Possibility to Issue Common Shares Or
     Securities Giving Access to the Capital, Within the Limit of 5%
     Of the Share Capital In Consideration for the Contributions In
     Kind On the Equity Securities or Securities Giving Access To
     The Capital                                                        Management For          Voted - For
 18 Approve the Delegation of Authority to Be Granted to The
     Board of Directors to Decide On Share Capital Increase By
     Incorporation of Premiums, Reserves or Profits                     Management For          Voted - For
 19 Approve the Delegation of Authority to Be Granted to The
     Board of Directors to Decide On Share Capital Increase By
     Issuing Shares or Securities Giving Access to the Capital
     Reserved for Members of Saving Plans With Cancellation Of
     Preferential Subscription Rights In Favor of the Latter Within
     The Limit of EUR 400,000                                           Management For          Voted - For
 20 Approve the Delegation of Authority to Be Granted to The
     Board of Directors to Carry Out Share Capital Increase In
     Favor of A Category of Beneficiaries, to Provide Employees Of
     Certain Foreign Subsidiaries of the Group Employee Savings
     With Conditions Comparable to Those Provided In the 17th
     Resolution and Adopted by the Combined General Meeting On
     26 MAY 2009 or In the 17 Resolution of This
     General Meeting                                                    Management For          Voted - For
 21 Approve the Delegation of Authority to Be Granted to The
     Board of Directors to Grant Options to Subscribe for Or
     Purchase Shares Within the Limit of A Nominal Amount Of
     EUR 400,000                                                        Management For          Voted - For
 22 Powers for the Formalities                                          Management For          Voted - For
 23 PLEASE NOTE THAT IMPORTANT ADDITIONAL
     MEETING INFORMATION IS AVAILABLE by CLICKING
     ON the MATERIAL URL LINK: Https://Balo.Journal-
     Officiel.Gouv.Fr/Pdf/2010/0412/201004121001155.Pdf                 Management None         Non-Voting
SOCIETE GENERALE, PARIS
 Security: F43638141
 Meeting Type: MIX       Meeting Date: 25-May-2010
 1  French Resident Shareowners Must Complete, Sign And
     Forward the Proxy Card Directly to the Sub Custodian. Please
     Contact Your Client Service Representative to Obtain The
     Necessary Card, Account Details and Directions. The
     Following Applies to Non-Resident Shareowners: Proxy
     Cards: Voting Instructions Will Be Forwarded to the Global
     Custodians That Have Become Registered Intermediaries, On
     The Vote Deadline Date. In Capacity as Registered
     Intermediary, the Global Custodian Will Sign the Proxy Card
     And Forward to the Local Custodian. If You Are Unsure
     Whether Your Global Custodian Acts as Registered
     Intermediary, Please Contact Your Representative                   Management None         Non-Voting
 2  Please Note In the French Market That The
     Only Valid Vote Options Are for And
     Against A Vote of Abstain Will Be Treated
     As an Against Vote.                                                Management None         Non-Voting
 3  Please Note That Important Additional Meeting Information Is
     Available by Clicking On the Material URL Link -
                                                               92





                                               International Value Fund
Proposal                                                         Proposed by Mgt. Position Registrant Voted
     Https://Balo.Journal-
     Officiel.Gouv.Fr/Pdf/2010/0319/201003191000752.Pdf              Management None         Non-Voting
4   Approve the Company Accounts for FY 2009                         Management For          Voted - For
5   Approve the Allocation of the 2009 Result Setting of The
     Dividend and Its Payment Date                                   Management For          Voted - For
6   Approve the Scrip Dividend Payment Option                        Management For          Voted - For
7   Approve the Consolidated Accounts for FY 2009                    Management For          Voted - For
8   Approve the Continuation of the Agreements Regulated
     Under Article L. 225-38 of the Code De Commerce                 Management For          Voted - For
9   Approve the Continuation of the Retirement Agreements
     Regulated Under Article L. 225-42-1 of the Code De
     Commerce                                                        Management For          Voted - For
10  Approve A Retirement Agreement Regulated Under Article L.
     225-42-1 of the Code De Commerce In Favour of Mr. Jean-
     Francois Sammarcelli                                            Management For          Voted - For
11  Approve A Retirement Agreement Regulated Under Article L.
     225-42-1 of the Code De Commerce In Favour of Mr.
     Bernardo Sanchez Incera                                         Management For          Voted - For
12  Approve A Non-Competition Clause Agreement Regulated
     Under Article L. 225-42-1 of the Code De Commerce Relating
     To the Departure of Mr. Philippe Citerne                        Management For          Voted - For
13  Approve A Terminal Grant Agreement Regulated Under
     Article L. 225-42-1 of the Code De Commerce Should Mr.
     Frederic Oudea Leave the Company                                Management For          Voted - For
14  Approve the Continuation of the Non-Competition Clause
     Agreement Regulated Under Article L. 225-42-1 of the Code
     De Commerce In Favour of Mr. Frederic Oudea                     Management For          Voted - For
15  Approve to Renewal of Mr. Robert Castaigne's Appointment
     As A Director                                                   Management For          Voted - For
16  Approve to Renewal of Mr. Gianemilio Osculati's
     Appointment as A Director                                       Management For          Voted - For
17  Approve the Nomination of TBD as A Director [THIS
     RESOLUTION HAS BEEN WITHDRAWN]                                  Management For          Voted - For
18  Authorize the Board of Directors to Trade In the Company's
     Shares, But Limited to 10% of the Authorised Capital            Management For          Voted - For
19  Authorize the Board of Directors, for 26 Months, to Increase
     The Authorised Capital, With the Preferential Right Of
     Subscription Maintained, (I) by Issuing Ordinary Shares Or
     Any Transferable Securities Giving Access to the Authorised
     Capital of the Company or of Its Subsidiaries for A Maximum
     Face Value of the Share Issue of 460 Million Euros, I.E.
     49.7% of the Authorised Capital, With Apportionment to This
     Amount of Those Set In the 17th to 22nd Resolutions, (Ii)
     And/Or by Incorporation, for A Maximum Face Value of 550
     Million Euros                                                   Management For          Voted - For
20  Authorize the Board of Directors, for 26 Months, to Increase
     The Authorised Capital, With the Preferential Right Of
     Subscription Cancelled, by Issuing Ordinary Shares or Any
     Transferable Securities Giving Access to the Authorised
     Capital of the Company or of Its Subsidiaries for A Maximum
     Face Value of the Share Issue of 138 Million Euros, I.E.
     14.9% of the Authorised Capital, With Apportionment of This
     Amount to That Set In the 16th Resolution and Apportionment
                                                                           93





                                     International Value Fund
 Proposal                                                           Proposed by Mgt. Position Registrant Voted
     To This Amount of Those Set In the 18th and
     19th Resolutions                                                   Management For          Voted - For
 21 Authorize the Board of Directors, for 26 Months, to Increase
     The Number of Shares to Be Issued If A Capital Increase Is
     Oversubscribed, With or Without the Preferential Right Of
     Subscription, But Limited to 15% of the Initial Issue and The
     Caps Stipulated by the 16th and 17th Resolutions                   Management For          Voted - For
 22 Authorize the Board of Directors, for 26 Months, to Increase
     The Authorised Capital, But Limited to 10% of the Capital And
     The Caps Stipulated by the 16th and 17th Resolutions, to Pay
     For Contributions In Kind of Equity Securities or Transferable
     Securities Giving Access to the Authorised Capital of Other
     Companies, Outside the Context of A Bid                            Management For          Voted - For
 23 Authorize the Board of Directors, for 26 Months, to Increase
     The Authorised Capital or Transfer Shares Reserved For
     Members of A Corporate or Group Personal Equity Plan, But
     Limited to 3% of the Capital and the Cap Stipulated by The
     16th Resolution                                                    Management For          Voted - For
 24 Authorize the Board of Directors, for 26 Months, to Award
     Options to Subscribe to or Purchase Shares, But Limited To
     4% of the Capital and the Cap Stipulated by the 16th
     Resolution, the Limit of 4% Being A Global Cap for the 21st
     And 22nd Resolutions, Including A Maximum of 0.2% For
     Executive Directors                                                Management For          Voted - For
 25 Authorize the Board of Directors, for 26 Months, to Award
     Free Existing or Future Shares, But Limited to 4% of the Capital
     And the Cap Stipulated by the 16th Resolution, the Limit of 4%
     Being A Global Cap for the 21st and 22nd Resolutions,
     Including A Maximum of 0.2% for Executive Directors                Management For          Voted - For
 26 Authorize the Board of Directors to Cancel, But Limited To
     10% Per Period of 24 Months, Its Own Shares Held by The
     Company                                                            Management For          Voted - For
 27 Amend the Articles of Association Following Redemption And
     Cancellation of Preference Shares                                  Management For          Voted - For
 28 Powers for the Required Formalities                                 Management For          Voted - For
 29 Please Note That Resolution 14 Has Been
     Retracted From the Agenda and Votes For
     This Resolution Will Not Be Taken Into
     Account by the Company.                                            Management None         Non-Voting
 30 Please Note That This Is A Revision Due To
     Insertion of Additional Comment. If You Have
     Already Sent In Your Votes, Please Do Not
     Return This Proxy Form Unless You Decide To
     Amend Your Original Instructions. Thank You.                       Management None         Non-Voting
STMICROELECTRONICS N V
 Security: N83574108
 Meeting Type: Ordinary    Meeting Date: 25-May-2010
 1  Opening of the Meeting                                              Management None         Non-Voting
 2  Approve the Board of Directors' Report On Financial Year
     2009 and Related Discussion                                        Management None         Non-Voting
 3  Receive the Report of the Supervisory Board On FY 2009
     And Related Discussion                                             Management None         Non-Voting
                                                                 94





                                    International Value Fund
 Proposal                                                         Proposed by Mgt. Position Registrant Voted
 4  Approve A Corporate Governance                                    Management None         Non-Voting
 5  Approve the Balance Sheet as of FY 2009                           Management For          Voted - For
 6  Adopt A Dividend of USD 0.28 for Each Ordinary Share For
     FY 2009                                                          Management For          Voted - For
 7  Grant Discharge of the Sole Member of the Managing Board          Management For          Voted - For
 8  Grant Discharge of the Supervisory Board Members                  Management For          Voted - For
 9  Approve to Confirm Surveillance Councils Member                   Management For          Voted - For
 10 Appointment of PricewaterhouseCoopers Accountants N:V.
     As the External Auditors                                         Management For          Voted - For
 11 Approve the Shares Remuneration Portion for Chairman And
     Chief Executive Officer                                          Management For          Voted - For
 12 Authorize the Board of Directors to Buy Own Shares for 18
     Months Starting From Meeting Resolutions Up On Approval Of
     Surveillance Council                                             Management For          Voted - For
 13 Question Time                                                     Management None         Non-Voting
 14 Closing                                                           Management None         Non-Voting
 15 Please Note That Blocking Conditions Do Not
     Apply for Voting at This General Meeting As
     There Is A Registration Deadline / Record
     Date Associated With This Meeting. Thank You.                    Management None         Non-Voting
OMV-AG
 Security: A51460110
 Meeting Type: Annual     Meeting Date: 26-May-2010
 1  Approve the Presentation of the Annual, Status And
     Corporate Governance Report, the Proposal for the Allocation
     Of the Net Income and the Report of the Supervisory Report
     For the FY 2009                                                  Management For          Abstained
 2  Approve the Allocation of the Net Income for the FY 2009          Management For          Voted - For
 3  Approve the Members of the MGMT Board for the FY 2009             Management For          Voted - For
 4  Approve the Supervisory Board for the FY 2009                     Management For          Voted - For
 5  Approve the Remuneration to the Members of The
     Supervisory Board for the FY 2009                                Management For          Voted - For
 6  Election of the Auditors for the FY 2010                          Management For          Voted - For
 7  Election to the Supervisory Board                                 Management For          Voted - For
 8  Amend the Company Charter Especially About the New Legal
     Adjustments Amended Act 2009 (AKTRAEG) as Well as The
     Exclusion of the Securitisation of Shares and Verbal
     Adjustments                                                      Management For          Voted - For
 9  Approve the Long Term Incentive Plan 2010                         Management For          Voted - For
ADERANS HOLDINGS COMPANY LIMITED
 Security: J00126102
 Meeting Type: Annual     Meeting Date: 27-May-2010
 1  Approve Merger by Absorbing A Wholly-Owned Subsidiary,
     Fontine, Co. Ltd.                                                Management For          Voted - For
 2  Amend Articles To: Change Official Company Name To
     Unihair Company Limited, Appoint A CFO                           Management For          Voted - For
 3  Appoint A Director                                                Management For          Voted - For
 4  Appoint A Director                                                Management For          Voted - For
                                                                95





                                 International Value Fund
 Proposal                                                          Proposed by Mgt. Position Registrant Voted
 5  Appoint A Director                                                 Management For          Voted - For
 6  Appoint A Director                                                 Management For          Voted - For
 7  Appoint A Director                                                 Management For          Voted - For
 8  Appoint A Director                                                 Management For          Voted - For
 9  Appoint A Director                                                 Management For          Voted - For
 10 Appoint A Director                                                 Management For          Voted - For
 11 Appoint A Director                                                 Management For          Voted - For
 12 Appoint A Director                                                 Management For          Voted - For
 13 Appoint A Corporate Auditor                                        Management For          Voted - For
 14 Appoint A Corporate Auditor                                        Management For          Voted - For
 15 Amend the Compensation to Be Received by Corporate
     Officers                                                          Management For          Voted - For
 16 Approve Details of Compensation as Stock Options For
     Directors                                                         Management For          Voted - For
 17 Allow Board to Authorize Use of Stock Options                      Management For          Voted - For
DEUTSCHE BANK AG, FRANKFURT AM MAIN
 Security: D18190898
 Meeting Type: Annual  Meeting Date: 27-May-2010
 1  As A Condition of Voting, German Market
     Regulations Require That You Disclose
     Whether You Have A Controlling or Personal
     Interest In This Company. Should Either Be
     The Case, Please Contact Your Client Service
     Representative So That We May Lodge Your
     Instructions Accordingly. If You Do Not Have
     A Controlling or Personal Interest, Submit
     Your Vote as Normal. Thank You                                    Management None         Non-Voting
 2  Please Note That These Shares May Be
     Blocked Depending On Some Subcustodians'
     Processing In the Market. Please Contact
     Your Client Service Representative to Obtain
     Blocking Information for Your Accounts.                           Management None         Non-Voting
 3  Presentation of the Financial Statements and Annual Report
     For the 2009 Financial Year With the Report of the Supervisory
     Board, the Group Financial Statements and Annual Report,
     And the Report Pursuant to Sections 289(4) and 315(4) Of
     The German Commercial Code                                        Management None         Non-Voting
 4  Resolution On the Appropriation of the Distributable Profit Of
     EUR 793,413,523.95 as Follows: Payment of A Dividend Of
     EUR 0.75 Per Share EUR 327,769,262.70 Shall Be Carried
     Forward Ex-Dividend and Payable Date: 28 MAY 2010                 Management For          Voted - For
 5  Ratification of the Acts of the Board of Managing Directors        Management For          Voted - For
 6  Ratification of the Acts of the Supervisory Board                  Management For          Voted - For
 7  Appointment of Auditors for the 2010 FY KPMG AG,
     Frankfurt                                                         Management For          Voted - For
 8  Renewal of the Authorization to Acquire Own Shares For
     Trading Purposes the Company Shall Be Authorized To
     Acquire and Sell Own Shares, at Prices Not Deviating More
     Than 10% From the Market Price of the Shares, On or Before
     30 NOV 2014; the Trading Portfolio Shall Not Exceed 5% Of
     The Company's Share Capital at the End of Any Given Day           Management For          Voted - For
                                                             96





                                               International Value Fund
Proposal                                                            Proposed by Mgt. Position Registrant Voted
9   Authorization to Acquire Own Shares for Purposes Other Than
     Trading the Company Shall Be Authorized to Acquire Own
     Shares of Up to 10% of Its Share Capital, at Prices Not
     Deviating More Than 10% From the Market Price of The
     Shares, On or Before 30 NOV 2014 the Board of Managing
     Directors Shall Be Authorized to Sell the Shares On the Stock
     Exchange or to Offer Them to All Shareholders, to Use The
     Shares for Acquisition Purposes, to Use the Shares As
     Employee Shares, to Offer the Shares to Third Parties at A
     Price Not Materially Below Their Market Price, and to Retire
     The Shares                                                         Management For          Voted - For
10  Authorization to Use Derivatives Within the Scope of The
     Acquisition of Own Shares the Company Shall Be Authorized
     To Use Put or Call Options and Forward Contracts for The
     Purpose of Acquiring Own Shares as Per Item 7                      Management For          Voted - For
11  Approval of the Compensation System for the Board Of
     Managing Directors as Described In the Compensation
     Report to Be Presented Under Item 1                                Management For          Voted - For
12  Amendments to the Articles of Association In Connection
     With the Shareholder Right Directive Implementation Law
     [ARUG] A) Section 17(4) Shall Be Appended In Respect Of
     The Board of Managing Directors Being Authorized to Allow
     Shareholders to Participate In the Shareholders' Meeting By
     Electronic Means [Online] B) Section 17(5) Shall Be
     Appended In Respect of the Board of Managing Directors
     Being Authorized to Allow Shareholders to Exercise Their
     Voting Rights In Writing or Electronically [Absentee Voting] C)
     Section18(3) Shall Be Amended In Respect of the Company
     Being Able to Facilitate Proxy Voting at Shareholders'
     Meetings                                                           Management For          Voted - For
13  Authorization to Issue Warrant or Convertible Bonds or Profit-
     Sharing Certificates, the Creation of Contingent Capital, And
     The Corresponding Amendments to the Articles Of
     Association the Board of Managing Directors Shall Be
     Authorized, With the Consent of the Supervisory Board, To
     Issue Bearer or Registered Bonds or Profit-Sharing
     Certificates of Up to EUR 9 Billion, Conferring A Conversion Or
     Option Right for New Shares of the Company, On or Before 30
     APR 2015; Shareholders Shall Be Granted Subscription
     Rights, Except for the Issue of Bonds or Profit-Sharing
     Certificates at A Price Not Materially Below Their Theoretical
     Market Value, for Residual Amounts, and for the Granting Of
     Such Rights to Holders of Conversion or Option Rights; The
     Share Capital Shall Be Increased Accordingly by Up to EUR
     230,400,000 Through the Issue of Up to 90,000,000 New
     Registered Shares, Insofar as Conversion And/Or Option
     Rights Are Exercised                                               Management For          Voted - For
14  Approval of Amendments to the Control and Profit Transfer
     Agreements, or Simple Profit Transfer Agreements, With The
     Following of the Company's Wholly Owned Subsidiaries, In
     Accordance With the Accounting Law Modernisation Act: A)
     Deutsche Bank Private- Und Geschaeftskunden Ag; B)
     Schiffsbetriebsgesellschaft Brunswik Mbh; C) Deutsche
     Immobilien Leasing Gmbh; D) Deutsche Stiftungstrust
     Gmbh; E) Db Export-Leasing Gmbh; F) Db Capital Markets
                                                                           97





                                International Value Fund
 Proposal                                                          Proposed by Mgt. Position Registrant Voted
     [Deutschland) Gmbh; G) Rreef Management Gmbh; H)
     Nordwestdeutscher Wohnungsbautraeger Gmbh                         Management For          Voted - For
 15 Approval of the Newly Concluded Control and Profit Transfer
     Agreem Ents With the Following of the Company's Wholly
     Owned Subsidiaries: A) Db Beteiligungs-Holding Gmbh; B)
     Db Finanz-Holding Gmbh                                            Management For          Voted - For
DEUTSCHE BOERSE
 Security: D1882G119
 Meeting Type: Annual Meeting Date: 27-May-2010
 1  As A Condition of Voting, German Market
     Regulations Require That You Disclose
     Whether You Have A Controlling or Personal
     Interest In This Company. Should Either Be
     The Case, Please Contact Your Client Service
     Representative So That We May Lodge Your
     Instructions Accordingly. If You Do Not Have
     A Controlling or Personal Interest, Submit
     Your Vote as Normal. Thank You                                    Management None         Non-Voting
 2  Please Note That These Shares May Be
     Blocked Depending On Some Subcustodians'
     Processing In the Market. Please Contact
     Your Client Service Representative to Obtain
     Blocking Information for Your Accounts.                           Management None         Non-Voting
 3  Presentation of the Financial Statements and Annual Report
     For the 2009 FY With the Report of the Supervisory Board,
     The Group Financial Statements and Annual Report, the Re-Port
     Pursuant to Sections 289[4] and 315[4] of the German
     Commercial Code, and the Proposal On the Appropriation Of
     The Distributable Profit                                          Management None         Non-Voting
 4  Resolution On the Appropriation of the Distributable Profit Of
     EUR 400,000,000 as Follows; Payment of A Dividend of EUR
     2.10 Per Share EUR 9,519,655.90 Shall Be Allocated to The
     Other Revenue Reserves Ex-Dividend and Payable Date 28
     MAY 2010                                                          Management For          Voted - For
 5  Ratification of the Acts of the Board of Managing Directors        Management For          Voted - For
 6  Ratification of the Acts of the Supervisory Board                  Management For          Voted - For
 7  Approval O F the New Compensation System for T He Board Of
     Mds, to Be Found On the Company's Web Site                        Management For          Voted - For
 8  Resolution On the Revision of the Authorized Capital II, And
     The Corresponding Amendments to the Articles Of
     Association the Existing Authorized Capita L II Shall Be
     Revoked, the Board of Managing Directors Shall Be
     Authorized, With the Consent of the Supervisory Board, To
     Increase the Share Capital by Up to EUR 27,800,000 Through
     The Issue of New Registered Shares Against Payment In Cash
     And/Or Kind, On or Be-Fore 26 May 2015, Shareholders Shall
     Be Granted Subscription Rights, Except for the Issue Of
     Shares at A Price Not Materially Below Their Market Price, For
     The Issue of Employee Shares of Up to EUR 3,000,000, For
     The Issue of Shares for Acquisition Purposes, and For
     Residual Amounts                                                  Management For          Voted - For
                                                            98





                                  International Value Fund
 Proposal                                                         Proposed by Mgt. Position Registrant Voted
 9  Resolution On the Creation of Authorized Capital III, and The
     Corresponding Amendments to the Articles of Association
     The Board of Managing Directors Shall Be Authorized, With
     The Consent of the Supervisory Board, to Increase the Share
     Capital by Up to EUR 19,500,000 Through the Issue of New
     Registered Shares Against Cash Payment, On or Before 26
     MAY 2015, Shareholders Shall Be Granted Subscription
     Rights, Except for Residual Amounts                              Management For          Voted - For
 10 Authorization to Acquire Own Shares the Board of Managing
     Directors Shall Be Authorized to Acquire Shares of The
     Company of Up to 10% of Its Share Capital, at Prices Neither
     More Than 10% Above, Nor More Than 20% Below, The
     Market Price, On or Before 31 OCT 2011 ,The Shares May Be
     Used for Acquisition Purposes, Issued to Employees,
     Pensioners and Executives, Sold In Another Manner at A
     Price Not Materially Below Their Market Price, or Retired        Management For          Voted - For
 11 Approval of the Control Agreement With the Company's
     Wholly Owned Subsidiary Clear Stream Banking AG,
     Effective for an Indeterminate Period of Time                    Management For          Voted - For
 12 Amendments to the Articles of Association In Connection
     With the Shareholder Right Directive Implementation Law
     [ARUG] A] Section 16[4] Shall Be Appended In Respect of The
     Board of Managing Directors Being Authorized to Allow
     Shareholders to Participate In the Shareholders Meeting By
     Electronic Means [Online], B] Section 16[5] Shall Be
     Appended In Respect of the Board of Managing Directors
     Being Authorized to Allow Shareholders to Exercise Their
     Voting Rights In Writing or Electronically [Absentee Voting]     Management For          Voted - For
 13 Appointment of the Auditors for the 2010 FY; KPMG AG,
     Berlin Entitled to Vote Are Those Shareholders Who Are
     Entered In the Share Register and Who Register With The
     Company On or Before 20 MAY 2010                                 Management For          Voted - For
FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA FCC, BARC
 Security: E52236143
 Meeting Type: Annual   Meeting Date: 27-May-2010
 1  Please Note That This Is an Amendment To
     Meeting Id 698069 Due to Additon Of
     Resolutions. All Votes Received On The
     Previous Meeting Will Be Disregarded And
     You Will Need to Reinstruct On This Meeting
     Notice. Thank You.                                               Management None         Non-Voting
 2  Please Note In the Event the Meeting Does
     Not Reach Quorum, There Will Be A Second
     Call On 28 May 2010. Consequently, Your
     Voting Instructions Will Remain Valid for All
     Calls Unless the Agenda Is Amended. Thank
     You.                                                             Management None         Non-Voting
 3  Approve the Annual Accounts and Management Reports, For
     FY 2009, the Company Fomento De Construcciones Y
     Contratas, Sociedad Anonima and Its Consolidated Group,
     As Well as Management of the Board of Directors During
     The Year                                                         Management For          Voted - For
 4  Approve the Proposed Application of FY 2009                       Management For          Voted - For
                                                              99





                                               International Value Fund
Proposal                                                            Proposed by Mgt. Position Registrant Voted
5   Reelect Dominum Direccion Y Gestion SA as A Director                Management For          Voted - For
6   Reelect Cartera Deva SA as A Director                               Management For          Voted - For
7   Reelect Larranza XXI SL as A Director                               Management For          Voted - For
8   Reelect D. Robert Peugeot as A Director                             Management For          Voted - For
9   Reelect D. Fernando Falco Y Fernandez DE Cordova as a
     Director                                                           Management For          Voted - For
10  Reelect D. Marcelino Oreja Aguirre as A Director                    Management For          Voted - For
11  Reelect D. Juan Castells Masana as A Director                       Management For          Voted - For
12  Reelect D. Antonio Perez Colmenero as A Director                    Management For          Voted - For
13  Reelect D. Gonzalo Anes Alvarez DE Castrillon as a
     Director                                                           Management For          Voted - For
14  Reelect D. Felipe Bernabe Garcia Perez as A Director                Management For          Voted - For
15  Reelect D. Javier Ribas as A Director                               Management For          Voted - For
16  Reelect D. Henri Proglio as A Director                              Management For          Voted - For
17  Approve to Extend the Period for the Board of Directors By
     The AGM of Shareholders of 10 JUN 2009, to Implement The
     Agreement of Reduction of Share Capital Through Redemption
     Of Treasury Stock, Adopted by the Said General Meeting             Management For          Voted - For
18  Approve to Renew the Authorization to the Board Of
     Directors, With Powers of Substitution, to Agree On One Or
     More Times, Increasing the Capital In Accordance With Article
     153.1 B) of the Corporations Act and Subject to the Limits
     Provided for In That Article                                       Management For          Voted - For
19  Authorize the Board of Directors, With Express Powers Of
     Substitution, the Power to Issue In One or More Occasions,
     Any Debt Securities or Debt Instruments of Similar Nature,
     Simple or Guarantee, Up to A Maximum of EUR 500,000,000            Management For          Voted - For
20  Authorize the Board of Directors, With Express Powers Of
     Substitution, the Power to Issue In One or More Occasions,
     Any Debt Securities or Debt Instruments of Similar Nature Are
     Convertible Into or Rights to Subscribe for Shares of The
     Company or That Are Exchangeable or Giving the Right To
     Acquire Shares of the Company or Other Companies, Up to A
     Maximum of EUR 300,000,000, Delegating Also With
     Express Powers of Substitution, the Power to Establish The
     Criteria for the Determination of the Bases and Conditions For
     The Conversion or the Right to Subscribe Shares of The
     Company and the Power to Increase Capital by the Amount
     Necessary, So as to Exclude the Preferential Subscription
     Right of Shareholders In Accordance With Established In
     Article 293.3 of the Companies Act and Other Applicable
     Regulations, In the Case of Exercise of This Power of Issuing
     Securities, Approving A Program to Repurchase Shares of The
     Company Whose Purpose Is to Allow the Company to Meet
     Its Obligations Arising From the Issuance of Securities Giving
     Right to Acquire Shares In the Company Already Circulation,
     Or for Redemption In Case of Issuance of Securities With
     Exclusion of Preferential Subscription Rights That Are
     Convertible Into or Giving Right to Subscribe New Shares In
     Order to Limit the Dilution of the Previous Shareholders In The
     Event of Exercise of the Power Conversion or Subscription Of
     Shares, In the Case of Exercise of This Power of Issuing
     Securities, Approving the Reduction of Capital of Society
     Through the Redemption of Own Shares by A Nominal Amount
                                                                           100





                                  International Value Fund
 Proposal                                                           Proposed by Mgt. Position Registrant Voted
     Equal to at Maximum, Nominal Value Set of the New
     Company's Shares to Be Issued to Respond to Requests For
     Conversion or Subscription by the Holders of Securities Of
     These Characteristics That Have Been Issued With Exclusion
     Of Preferential Subscription Right of Society, Delegation Of
     Enforcement In the Board of Directors, With Power Of
     Substitution                                                       Management For          Voted - For
 21 Re-Election of the Auditors of the Company and Its
     Consolidated Group                                                 Management For          Voted - For
 22 Authorize the Board of Directors for Development,
     Notarization, Registration, Rectification and Execution of The
     Agreements Adopted                                                 Management For          Voted - For
 23 Approve the Minutes of the Board at Any of the Procedures
     Established In Article 113 of the Revised Text of The
     Corporations Act Or, Where Appropriate, Application of The
     Provisions of Article 114 of the Same Text Legal                   Management For          Voted - For
TELEKOM AUSTRIA AG
 Security: A8502A102
 Meeting Type: Annual   Meeting Date: 27-May-2010
 1  Please Note That This Is A Revision Due To
     Deletion of Comment. If You Have Already
     Sent In Your Votes, Please Do Not Return This
     Proxy Form Unless You Decide to Amend Your
     Original Instructions. Thank You.                                  Management None         Non-Voting
 2  Approve the Presentation of the Adopted Financial
     Statements and the Management Report as Well as The
     Consolidated Financial Statements Including the Consolidated
     Management Report and the Corporate Governance Report,
     The Proposal for Utilization of the Net Profit and The
     Supervisory Board Report On the FY 2009                            Management For          Voted - For
 3  Approve the Allocation of the Net Income for the FY 2009            Management For          Voted - For
 4  Grant Discharge to the Members of the Management Board
     For the FY 2009                                                    Management For          Voted - For
 5  Grant Discharge to the Members of the Supervisory Board
     The FY 2009                                                        Management For          Voted - For
 6  Approve the Remuneration to the Members of The
     Supervisory Board for the FY 2009                                  Management For          Voted - For
 7  Election of the Auditors for the FY 2010                            Management For          Voted - For
 8  Election of the Member to the Supervisory Board                     Management For          Voted - For
 9  Receive the Management Report On Share Buy-Back
     Effected, Number of Treasury Shares Held and Use Of
     Treasury Shares                                                    Management For          Voted - For
 10 Amend the Articles of Association In Particular For
     Adaptation According to the Stock Corporation Amendment
     Act 2009 [Aktienrechtsanderungsgesetz 2009]                        Management For          Voted - For
 11 Please Note That This Is A Revision Due To
     Change In Text of Resolutions. If You Have
     Already Sent In Your Votes, Please Do Not
     Return This Proxy Form Unless You Decide To
     Amend Your Original Instructions. Thank You.                       Management None         Non-Voting
                                                              101





                                International Value Fund
 Proposal                                                             Proposed by Mgt. Position Registrant Voted
HSBC HOLDINGS PLC, LONDON
 Security: G4634U169
 Meeting Type: Annual Meeting Date: 28-May-2010
 1  Receive the Annual Accounts and Reports of the Director's
     And of the Auditor for the YE 31 DEC 2009                            Management For          Voted - For
 2  Approve the Director's Remuneration Report for the YE 31
     DEC 2009                                                             Management For          Voted - For
 3  Re-Elect R. A. Fairhead as A Director                                 Management For          Voted - For
 4  Re-Elect M. F. Geoghegan as A Director                                Management For          Voted - For
 5  Re-Elect S. K. Green as A Director                                    Management For          Voted - For
 6  Re-Elect G. Morgan as A Director                                      Management For          Voted - For
 7  Re-Elect N. R. N. Murthy as A Director                                Management For          Voted - For
 8  Re-Elect S. M. Robertson as A Director                                Management For          Voted - For
 9  Re-Elect J. L. Thornton as A Director                                 Management For          Voted - For
 10 Re-Elect Sir Brian Williamson as A Director                           Management For          Voted - For
 11 Re-Appoint KPMG Audit PLC as the Auditor at Remuneration
     To Be Determined by the Group Audit Committee                        Management For          Voted - For
 12 Authorize the Directors, Pursuant to and for the Purposes Of
     Section 551 of the Companies Act 2006 [The Act] Company
     To Allot Shares In the Company and to Grant Rights To
     Subscribe For, or to Convert Any Security Into, Shares In The
     Company Up to an Aggregate Nominal Amount of GBP
     100,000 [In the Form of 10,000,000 Non-Cumulative
     Preference Shares of GBP 0.01 Each], EUR 100,000 [In The
     Form of 10,000,000 Non-Cumulative Preference Shares Of
     EUR 0.01 Each], USD 85,500 [In the Form of 8,550,000 Non-
     Cumulative Preference Shares of USD 0.01 Each] and USD
     1,742,319,000 [In the Form of 3,484,638,000 Ordinary Shares
     Of USD 0.50 Each In the Capital of the Company [Ordinary
     Shares] [The Latter Being Equal to Approximately 20 Per Cent
     Of the Nominal Amount of Ordinary Shares of the Company
     In Issue at the Latest Practicable Date Prior to the Printing Of
     The Notice of This Meeting]; Provided That This Authority Shall
     Be Limited So That, Otherwise Than Pursuant To: (A) A Right
     Issue or Other Issue the Subject of an Offer or Invitation,
     Open for Acceptance for A Period Fixed by the Directors, To: I)
     Holders of Ordinary Shares Where the Shares Respectively
     Attributable to the Interests of All Holders of Ordinary Shares
     Are Proportionate [Or as Nearly as May Be] to the Respective
     Number of Ordinary Shares Held by Them; and Ii) Holders Of
     Securities, Bonds, Debentures or Warrants Which, In
     Accordance With the Rights Attaching Thereto, Are Entitled To
     Participate In Such A Rights Issue or Other Issue or as The
     Directors Consider Necessary, But Subject to Such
     Exclusions or Other Arrangements as the Directors May
     Deem Necessary or Expedient In Relation to Record Dates,
     Fractional Entitlements or Securities Represented By
     Depositary Receipts or Having Regard to Any Restrictions,
     Obligations, Practical or Legal Problems Under the Laws of Or
     The Requirements of Any Regulatory Body or Stock Exchange
     In Any Territory or Otherwise Howsoever, or (B) the Terms Of
     Any Share Plan for Employees of the Company or Any of Its
     Subsidiary Undertakings; or (C) Any Scrip Dividend Scheme Or
                                                            102





                                               International Value Fund
Proposal                                                           Proposed by Mgt. Position Registrant Voted
     Similar Arrangements Implemented In Accordance With The
     Articles of Association of the Company; or (D) the Allotment
     Of Up to 10,000,000 Non-Cumulative Preference Shares Of
     GBP 0.01 Each, 10,000,000 Non-Cumulative Preference
     Shares of EUR 0.01 Each and 8,550,000 Non-Cumulative
     Preference Shares of USD 0.01 Each In the Capital of The
     Company, the Nominal Amount of Shares to Be Allotted Or
     Rights to Subscribe For, or to Convert Any Security Into,
     Shares to Be Granted by the Directors Pursuant to This
     Authority Wholly for Cash Shall Not In Aggregate Exceed USD
     435,579,750 [Being Equal to Approximately 5% of The
     Ordinary Shares of the Company In Issue at the Latest
     Practical Date Prior to the Printing of the Notice of This
     Meeting] [Authority Expires at the Conclusion of the AGM Of
     The Company to Be Held In 2011] and the Directors May
     Allot Shares or Grant Rights to Subscribe For, or to Convert
     Any Security Into, Shares [As the Case May Be] In Pursuance
     Of Such Offers or Agreements as If the Authority Conferred Be
     Had Not Expired                                                   Management For          Voted - For
13  Authorize the Directors, Subject to the Passing of Resolution
     5 as Specified, Pursuant to Section 570 of the Companies
     Act 2006 [The Act] to Allot Equity Securities [Within The
     Meaning of Section 560 of the Act] [Disapplying the Statutory
     Pre-Exemption Rights 561(1) of the Act]; [Authority Expires At
     The Conclusion of the AGM of the Company to Be Held In
     2011] Save That This Authority Shall Allow the Company
     Before the Expiry of This Power to Make Offers Or
     Agreements Which Would or Might Require Equity Securities
     To Be Allotted After Such Expiry and the Directors May Allot
     Equity Securities In Pursuance of Such Offers or Agreements
     As If the Power Conferred Hereby Had Not Expired                  Management For          Voted - For
14  Amend the Articles of Association of the Company As
     Specified: (A) by Deleting Article 55.2 In Its Entirely And
     Renumbering the Remainder of Article 55 Accordingly; (B) By
     Inserting Into Article 55.2 [As Renumbered Pursuant to This
     Resolution] the Words Include Such Statements as Are
     Required by the Act and Shall In Any Event So That Article
     55.2 Shall Begin as Specified (C) by Deleting From Article
     60.1 the Words the Same Day In the Next Week at the Same
     Time and Place, or to Such Other Day and Substituting
     Therefore the Words Such Day [Being Not Less Than Ten Clear
     Days After the Original Meeting] So That Article 60.1 Reads As
     Specified; (D) by Inserting Into Article 73.3 the Words, Subject
     To the Act, and Deleting the Words , On A Poll, So That Article
     73.3 as Specified; (E) by Deleting Article 74 In Its Entirely And
     Renumbering Articles 75, 76 and 77 Accordingly; (F) By
     Inserting Into Article 76 [As Renumbered Pursuant To
     Paragraph (E) of This Resolution] the Following New Article
     76.2 to 76.4; and (G) by Inserting A New Article 77 As
     Specified                                                         Management For          Voted - For
15  Approve the Amendment to the Trust Deed and Rules of The
     HSBC Holding UK Share Incentive Plan [UK SIP] [As
     Specified] to Extend the Termination Date of the UK SIP From
     29 MAY 2010 to 28 MAY 2020 and Authorize the Directors
     To Do Whatever May Be Necessary or Expedient to Carry The
     Amended UK SIP Into Effect Including Making Such Changes
                                                                 103





                                International Value Fund
 Proposal                                                          Proposed by Mgt. Position Registrant Voted
     As May Be Necessary or Expedient to Secure the Approval Of
     HM Revenue & Customs Under Schedule 2 to the Income
     Tax [Earning and Pension] Act 2003; and to Establish for The
     Benefit of Non-United Kingdom Resident Employees of The
     Company or of Any of Its Direct or Indirect Subsidiaries Such
     Further All-Employee Share Incentive Plans as the Directors
     Shall From Time to Time Consider Appropriate, Provided That; I)
     Any Such Further Plans Are Based On or Similar to the UK SIP
     Or Any Part or Parts Thereof But With Such Variations as The
     Directors May Consider Necessary or Desirable, Taking Into
     Account Local Tax, Exchange Control and Securities Laws In
     Relevant Overseas Countries or Territories; and Ii) Where
     Ordinary Shares of USD 0.50 Each In the Capital of The
     Company [Ordinary Shares] Made Available Under Such
     Further Plans Are Newly Issued Such Ordinary Shares Shall
     Be Counted Against to Overall Limit Applicable to The
     Company's Employee Share Plans, and So That for This
     Purpose Establishing A Plan Also Includes Participating In
     Any Plan Established or Operated by Any Direct or Indirect
     Subsidiary or Establishing or Participating In A Sub-Plan Or
     Adopting Such Other Method or Approach as the Directors
     Consider Appropriate to Achieve the Relevant Objectives           Management For          Voted - For
 16 Approve, That the Company General Meetings [Other Than
     AGMS] Being Called On A Minimum of 14 Clear
     Days' Notice                                                      Management For          Voted - For
LANXESS AG
 Security: D5032B102
 Meeting Type: Annual Meeting Date: 28-May-2010
 1  As A Condition of Voting, German Market
     Regulations Require That You Disclose
     Whether You Have A Controlling or Personal
     Interest In This Company. Should Either Be
     The Case, Please Contact Your Client Service
     Representative So That We May Lodge Your
     Instructions Accordingly. If You Do Not Have
     A Controlling or Personal Interest, Submit
     Your Vote as Normal. Thank You                                    Management None         Non-Voting
 2  Please Note That the True Record Date For
     This Meeting Is 07 May 2010 , Whereas The
     Meeting Has Been Setup Using the Actual
     Record Date - 1 Business Day. This Is Done To
     Ensure That All Positions Reported Are In
     Concurrence With the German Law. Thank You                        Management None         Non-Voting
 3  Presentation of the Financial Statements and Annual Report
     For the 2009 FY With the Report of the Supervisory Board,
     The Group Financial Statements, the Group Annual Report,
     And The Reports Pursuant to Sections 289(4), 289(5) and
     315(4) Of the German Commercial Code                              Management None         Non-Voting
 4  Resolution On the Appropriation of the Distributable Profit Of
     EUR 106,151,356 as Follows: Payment of A Dividend Of
     EUR 0.50 Per No-Par Share EUR 64,550,021 Shall Be
                                                            104





                                               International Value Fund
Proposal                                                             Proposed by Mgt. Position Registrant Voted
     Carried Forward Ex-Dividend and Payable Date: 31 MAY
     2010                                                                Management For          Voted - For
5   Ratification of the Acts of the Board of Managing Directors          Management For          Voted - For
6   Ratification of the Acts of the Supervisory Board                    Management For          Voted - For
7   Approval of the Remuneration System for the Board Of
     Managing Directors                                                  Management For          Voted - For
8   Appointment of Auditors for the 2010 FY:
     PricewaterhouseCoopers AG, Frankfurt                                Management For          Voted - For
9   Election to the Supervisory Board: Friedrich Janssen                 Management For          Voted - For
10  Election to the Supervisory Board: Robert J. Koehler                 Management For          Voted - For
11  Election to the Supervisory Board: Rainer Laufs                      Management For          Voted - For
12  Election to the Supervisory Board: Ulrich Middelmann                 Management For          Voted - For
13  Election to the Supervisory Board: Rolf Stomberg                     Management For          Voted - For
14  Election to the Supervisory Board: Theo H. Walthie                   Management For          Voted - For
15  Authorization to Acquire Own Shares the Board of Managing
     Directors Shall Be Authorized to Acquire Shares of The
     Company of Up to 10 % of Its Share Capital, at Prices Not
     Deviating More Than 10 % From the Market Price of The
     Shares, On or Before 25 NOV2011; the Board of Managing
     Directors Shall Be Authorized to Dispose of the Shares In A
     Manner Other Than the Stock Exchange or an Offer to All
     Shareholders If T He Shares Are Sold at A Price Not Materially
     Below the Market Price of the Shares, to Use the Shares For
     Acquisition Purposes, to Retire the Shares, and to the Use
     The Shares for the Fulfillment of Conversion or Option Rights       Management For          Voted - For
16  Resolution On the Creation of Authorized Capital and The
     Corresponding Amendment to the Articles of Association
     The Board of Managing Directors Shall Be Authorized, With
     The Consent of the Supervisory Board, to Increase the Share
     Capital by Up to EUR 16,640,534 Through the Issue of New
     Bearer No-Par Shares Against Contributions In Cash And/Or
     Kind, On or Before 27 APR, 2015 (Authorized Capital II)
     Shareholders Shall Be Granted Subscription Rights Except For
     Residual Amounts, for the Granting of Such Rights To
     Bondholders, for A Capital Increase Against Contributions In
     Kind, for the Issue of Shares In Connection With the Fulfillment
     Of Option or Conversion Rights, and for A Capital Increase Of
     Up to 10 % of the Share Capital If the Shares Are Issued at A
     Price Not Materially Below the Market Price of Identical
     Shares                                                              Management For          Voted - For
17  Amendments to the Articles of Association A) Section 14, In
     Respect of the Notice of Shareholders' Meeting Being
     Published In the Electronic Federal Gazette at Least 36 Days
     Prior to the Shareholders' Meeting B) Section 15(1), In
     Respect of Shareholders Being Entitled to Participate In And
     Vote at the Shareholders' Meeting If They Register With The
     Company by the Sixth Day Prior to the Meeting - Section
     15(2), In Respect of Shareholders Being Also Obliged To
     Provide Evidence of Their Shareholding as Per the Statutory
     Record Date and Submit It to the Company by the Sixth Day
     Prior to the Shareholders' Meeting If They Wish to Participate
     In and Vote at the Shareholders' Meeting - Section 15(3),
     In respect of proxy-voting instructions being issued in textual form facilitations regarding the issue of proxies being
                                                                           105





                                   International Value Fund
 Proposal                                                           Proposed by Mgt. Position Registrant Voted
     publicized in the notice of shareholders' meeting - Section
     15(4), in respect of the board of Managing Directors being authorized to permit shareholders to participate in the
     shareholders' meeting by the use of electronic means of
     communication (online participation) - Section 15(5), in
     respect of the Board of Managing Directors being
     authorized to permit shareholders to absentee vote (in
     writing or electronically) if they cannot attend the
     shareholders' meeting and are not represented by a proxy
     at the meeting c) Section 16(3), in respect of the Board of
     Managing Directors being authorized to permit the
     audiovisual transmission of the shareholders' meeting d)
     Section 10 Paragraph 8 Sentence 2 of the Article of
     Association will be amended as follows: Statements made
     vis-avis one Member of the Supervisory Board shall be
     deemed statements made vis-a-vis the Supervisory Board             Management For          Voted - For
TECHTRONIC INDS LTD
 Security: Y8563B159
 Meeting Type: Annual    Meeting Date: 28-May-2010
 1  Please Note That Shareholders Are Allowed
     To Vote 'In Favor' or 'Against' for All. Thank
     You                                                                Management None         Non-Voting
 2  PLEASE NOTE THAT the COMPANY NOTICE IS
     AVAILABLE by CLICKING ON the URL LINK:
     Http://Www.Hkexnews.Hk/Listedco/Listconews/Sehk/20100426
     /LTN20100426544.Pdf                                                Management None         Non-Voting
 3  Receive the Audited Statement of Accounts and the Reports
     Of the Directors and the Auditors of the Company for the YE
     31 DEC 2009                                                        Management For          Voted - For
 4  Declare A Final Dividend of HKD 4.50 Cents Per Share for The
     YE 31 DEC 2009                                                     Management For          Voted - For
 5  Re-Elect Dr. Roy Chi Ping Chung JP as the Group
     Executive Director                                                 Management For          Voted - For
 6  Re-Elect Mr. Patrick Kin Wah Chan as the Group Executive
     Director                                                           Management For          Voted - For
 7  Re-Elect Mr. Vincent Ting Kau Cheung as the Non-
     Executive Director                                                 Management For          Voted - For
 8  Re-Elect Mr. Joel Arthur Schleicher as an Independent Non-
     Executive Director                                                 Management For          Voted - For
 9  Authorize the Directors to Fix Their Remuneration for the YE
     31 DEC 2010                                                        Management For          Voted - For
 10 Re-Appoint Deloitte Touche Tohmatsu as the Auditors of The
     Company and Authorize the Directors to Fix Their
     Remuneration                                                       Management For          Voted - For
 11 Approve to Grant A General Mandate to the Directors to Allot,
     Issue and Deal With Additional Shares Not Exceeding (I) In
     The Case of an Allotment and Issue of Shares for Cash, 10%
     Of the Aggregate Nominal Amount of the Share Capital of The
     Company In Issue at the Date of the Resolution and (Ii) In The
     Case of an Allotment and Issue of Shares for A Consideration
     Other Than Cash, 20% of the Aggregate Nominal Amount Of
     The Share Capital of the Company In Issue at the Date of The
                                                               106





                                   International Value Fund
 Proposal                                                         Proposed by Mgt. Position Registrant Voted
     Resolution Less Any Shares Allotted and Issued Pursuant To
     (I) Above                                                        Management For          Voted - For
 12 Approve to Grant A General Mandate to the Directors To
     Repurchase Shares Not Exceeding 10% of the Share Capital
     Of the Company In Issue at the Date of the Resolution            Management For          Voted - For
 13 Approve, Conditional On the Passing of Resolutions 5 and 6,
     To Grant A General Mandate to the Directors to Add The
     Shares Repurchased Pursuant to Resolution No. 6 to The
     Amount of Issued Share Capital of the Company Which May
     Be Allotted Pursuant to Resolution No. 5                         Management For          Voted - For
COMPAGNIE DE SAINT-GOBAIN SA, COURBEVOIE
 Security: F80343100
 Meeting Type: MIX       Meeting Date: 03-Jun-2010
 1  Please Note In the French Market That The
     Only Valid Vote Options Are for And
     Against A Vote of Abstain Will Be Treated
     As an Against Vote.                                              Management None         Non-Voting
 2  French Resident Shareowners Must Complete, Sign And
     Forward the Proxy Card Directly to the Sub Custodian. Please
     Contact Your Client Service Representative to Obtain The
     Necessary Card, Account Details and Directions. The
     Following Applies to Non-Resident Shareowners: Proxy
     Cards: Voting Instructions Will Be Forwarded to the Global
     Custodians That Have Become Registered Intermediaries, On
     The Vote Deadline Date. In Capacity as Registered
     Intermediary, the Global Custodian Will Sign the Proxy Card
     And Forward to the Local Custodian. If You Are Unsure
     Whether Your Global Custodian Acts as Registered
     Intermediary, Please Contact Your Representative                 Management None         Non-Voting
 3  Approve the Financial Statements for the FY 2009                  Management For          Voted - For
 4  Approve the Consolidated Financial Statements for the FY
     2009                                                             Management For          Voted - For
 5  Approve the Allocation of Income and Setting of the Dividend      Management For          Voted - For
 6  Approve the Option for the Payment of the Dividend In
     Shares                                                           Management For          Voted - For
 7  Approve the Renewal of Mr. Pierre-Andre De Chalendar's
     Term as Board Member                                             Management For          Voted - For
 8  Approve the Undertakings Benefiting Mr. Pierre-Andre De
     Chalendar Relating to the Compensation Payable In Some
     Cases Leading to Discontinuance of His Duties as General
     Director                                                         Management For          Voted - For
 9  Approve the Retirement Undertakings Benefiting Mr. Pierre-
     Andre De Chalendar                                               Management For          Voted - For
 10 Approve the Endorsement to the Welfare Plan And
     Healthcare Costs Applicable to Employees of the Company
     Saint Gobain, Allowing to Maintain Benefits to Mr. Pierre-
     Andr De Chalendar as Non-Salaried Corporate Officer              Management For          Voted - For
 11 Approve the Agreement Between M. Jean-Louis Beffa And
     The Societe Civile Immobiliere De l'Ile De France, 100%
     Subsidiary of the Company Saint Gobain, Concerning A
     House Lease                                                      Management For          Voted - For
                                                               107





                                     International Value Fund
 Proposal                                                         Proposed by Mgt. Position Registrant Voted
 12 Authorize the Board of Directors to Purchase The
     Company's Shares                                                 Management For          Voted - For
 13 Approve the Renewal of the Cabinet
     PricewaterhouseCoopers Audit's Term as Permanent
     Statutory Auditor                                                Management For          Voted - For
 14 Approve the Renewal of Mr. Yves Nicolas' Term as A
     Substitute Statutory Auditor                                     Management For          Voted - For
 15 Approve the Renewal of the Delegation of Powers to The
     Board of Directors to Issue Equity Warrants During A Period
     Of Public Offer On the Securities of the Company, Within The
     Limit of A Capital Increase of A Maximum Nominal
     Amount Of EUR 512,00,000                                         Management For          Voted - For
 16 Amend the Statutes Relating to the Terms of Participation And
     Vote During General Meetings Due to Harmonization With
     Regulatory Provisions                                            Management For          Voted - For
 17 Grant Powers to Implement All Decisions of the General
     Meeting and to Accomplish the Formalities                        Management For          Voted - For
 18 PLEASE NOTE THAT IMPORTANT ADDITIONAL
     MEETING INFORMATION IS AVAILABLE by CLICKING
     ON the MATERIAL URL LINK:Https://Balo.Journal-
     Officiel.Gouv.Fr/Pdf/2010/0402/201004021001009.Pdf AND
     Https://Balo.Journal-
     Officiel.Gouv.Fr/Pdf/2010/0430/201004301001697.Pdf               Management None         Non-Voting
 19 Please Note That This Is A Revision Due To
     Receipt of Additional Comment. If You Have
     Already Sent In Your Votes, Please Do Not
     Return This Proxy Form Unless You Decide To
     Amend Your Original Instructions. Thank You.                     Management None         Non-Voting
SALZGITTER AG
 Security: D80900109
 Meeting Type: Annual      Meeting Date: 08-Jun-2010
 1  As A Condition of Voting, German Market
     Regulations Require That You Disclose
     Whether You Have A Controlling or Personal
     Interest In This Company, Should Either Be
     The Case, Please Contact Your Client Service
     Representative So That We May Lodge Your
     Instructions Accordingly. If You Do Not Have
     A Controlling or Personal Interest, Submit
     Your Vote as Normal. Thank You                                   Management None         Non-Voting
 2  Please Note That the True Record Date For
     This Meeting Is 18 May 2010, Whereas The
     Meeting Has Been Setup Using the Actual
     Record Date - 1 Business Day. This Is Done To
     Ensure That All Positions Reported Are In
     Concurrence With the German Law. Thank You                       Management None         Non-Voting
 3  Presentation of the Financial Statements and Annual Report
     For the 2009 FY With the Report of the Supervisory Board,
     The Group Financial Statements, the Group Annual Report,
     And the Reports Pursuant to Sections 289(4) and 315(4) Of
     The German Commercial Code                                       Management None         Non-Voting
                                                                 108





                                               International Value Fund
Proposal                                                           Proposed by Mgt. Position Registrant Voted
4   Resolution On the Appropriation of the Distributable Profit Of
     EUR 15,100,000 as Follows: Payment of A Dividend of EUR
     0.25 Per No-Par Share EUR 75,750 Shall Be Carried Forward,
     Ex-Dividend and Payable Date: 09 JUN 2010                         Management For          Voted - For
5   Ratification of the Acts of the Board of Managing Directors        Management For          Voted - For
6   Ratification of the Acts of the Supervisory Board                  Management For          Voted - For
7   Appointment of the Auditors for the 2010 FY:
     PricewaterhouseCoopers AG, Hanover                                Management For          Voted - For
8   Resolution On the Remuneration for the Supervisory Board
     As of the 2010 FY, Each Supervisory Board Member Shall
     Receive A Fixed Annual Remuneration of EUR 40,000 Plus A
     Variable Remuneration of EUR 300 for Every EUR 5,000,000
     Of the Average Group Earning of the 3 Last Years (Before Tax)
     In Excess 150,000,000, the Chairman Shall Receive Twice,
     And the Deputy Chairman One and A Half Times, These
     Amounts. However, the Total Annual Remuneration May Not
     Exceed EUR 160,000 for the Chairman of the Supervisory
     Board, EUR 120,000 for the Deputy Chairman, and EUR
     80,000 for Every Other Supervisory Board Member,
     Furthermore, Each Committee Member Shall Receive, In
     Addition, A Fixed Annual Remuneration of EUR 5,000 A
     Committee Chairman Shall Receive Twice This Amount, An
     Attendance Fee of EUR 500 Per Supervisory Board Or
     Committee Meeting Shall Be Paid as Well to Every Board Or
     Committee Member                                                  Management For          Voted - For
9   Authorization to Acquire Own Shares, the Company Shall Be
     Authorized to Acquire Own Shares of Up to 10% of Its Share
     Capital, at Prices Not Deviating More Than 10% From The
     Market Price, On or Before 07 JUN 2015, the Board Of
     Managing Directors May Dispose of the Shares In A Manner
     Other Than the Stock Exchange or A Rights Offering If They
     Are Sold at A Price Not Materially Below Their Market Price, Or
     Use the Shares for Acquisition Purposes, as Employee
     Shares or for Satisfying Option or Conversion Rights, And
     Retire the Shares                                                 Management For          Voted - For
10  Resolution On the Authorization to Issue Convertible Bonds,
     Warrant Bonds, Profit-Sharing Rights And/Or Participating
     Bonds (Together: Bonds.), the Creation of Contingent Capital,
     And the Corresponding Amendment to the Articles Of
     Association, the Existing Authorization Given by The
     Shareholders Meeting of 27 MAY 2009, to Issue Bonds Shall
     Be Revoked and the Corresponding Contingent Capital 2009
     Reduced to EUR 9,548,031.99, the Board of Managing
     Directors Shall Be Authorized, With the Consent of The
     Supervisory Board, to Issue Bonds of Up to EUR
     1,000,000,000, Conferring Conversion And/Or Option Rights
     For Shares of the Company, On or Before 07 JUN 2015,
     Shareholders Shall Be Granted Subscription Rights Except For
     The Issue of Bonds Conferring Conversion And/Or Option
     Rights for Shares of the Company of Up to 4.0921% of The
     Share Capital If Such Bonds Are Issued at A Price Not
     Materially Below Their Theoretical Market Value, for Residual
     Amounts, and for the Granting of Such Rights to Other
     Bondholders. Shareholders, Subscription Rights Shall Also Be
     Excluded for the Issue of Profit-Sharing Rights And/Or
     Participating Bonds Without Conversion or Option Rights With
                                                                           109





                                International Value Fund
 Proposal                                                          Proposed by Mgt. Position Registrant Voted
     Debenture-Like Features, the Company's Share Capital Shall
     Be Increased Accordingly by Up to Eur 71,259,604.66
     Through the Issue of Up to 26,498,043 New Bearer No-Par
     Shares, Insofar as Conversion And/Or Option Rights Are
     Exercised (Contingent Capital 2010)                               Management For          Voted - For
 11 Amendment to Section 10 of the Articles of Association In
     Respect of the Board of Managing Directors Being
     Authorized to Allow Shareholders to Exercise Their Voting
     Rights In Writing or Electronically (Absentee Voting) and The
     Audiovisual Transmission of the Shareholders Meeting              Management For          Voted - For
SINOTRANS LTD
 Security: Y6145J104
 Meeting Type: Annual Meeting Date: 08-Jun-2010
 1  Approve the Report of the Board of Directors for the YE 31
     DEC 2009                                                          Management For          Voted - For
 2  Approve the Report of the Supervisory Committee for the YE
     31 DEC 2009                                                       Management For          Voted - For
 3  Approve the Audited Accounts of the Company and The
     Auditor's Report for the YE 31 DEC 2009                           Management For          Voted - For
 4  Approve the Profit Distribution Proposals and Final Dividend
     Of the Company for the YE 31 DEC 2009                             Management For          Voted - For
 5  Authorize the Directors of the Company to Decide On
     Matters Relating to the Declaration, Payment And
     Recommendation of Interim or Special Dividends for the Year
     2010                                                              Management For          Voted - For
 6  Re-Appoint PricewaterhouseCoopers as International
     Auditor of the Company and PricewaterhouseCoopers
     Zhong Tian Cpas Company Limited as the PRC Auditor of The
     Company for the Year 2010, and to Authorize the Board Of
     Directors of the Company to Fix Their Remuneration                Management For          Voted - For
 7  Authorize the Directors Compliance With All Applicable Laws
     And Regulators of the People's Republic of China, During The
     Relevant Period(As Defined Below) of All the Powers of The
     Company to Allot, Issue and Deal With Additional H Shares
     (H Shares) or Domestic Shares(Domestic Shares') In The
     Capital of the Company In Each Case and to Make or Grant
     Offers, Agreements and Options Which Might Require The
     Exercise of Such Power Be and Is Hereby Generally And
     Unconditionally Approved; Authorize the Directors During The
     Relevant Period to Make Grant Offers, Agreements And
     Options Which Might Require the Exercise of Such Power After
     The End of the Relevant Period; Authorize the Directors The
     Aggregate Nominal Amount of H Share or Domestic Share
     Capital Allotted or Agreed Conditionally or Unconditionally To
     Be Allotted (Whether Pursuant to an Option or Otherwise) In
     Each Case by Pursuant to the Approval In Paragraph 7(A)
     Above Shall Not Exceed 20 Per Cent. of the Aggregate
     Nominal Amount of Each of the H Share or Domestic Share
     Capital of the Company In Issue In Each as at the Date Of
     This Resolution and the Said Approval Shall Be Limited
     Accordingly; and [Authority Expires at the Earlier of The
     Conclusion of Next AGM or the Expiration of the 12 Month
     Period Following the Passing of This Reslution]                   Management For          Voted - For
                                                            110





                                       International Value Fund
 Proposal                                                         Proposed by Mgt. Position Registrant Voted
 8  Authorize the Directors Compliance With All Applicable Laws
     And Regulations of the People's Republic of China, The
     Passing of A Special Resolution by the Holders of H Shares
     In A Case Meeting (H Shares Class Meeting) and The
     Passing of A Resolution by the Holders of Domestic Shares In
     A Class Meeting (Domestic Shares Class Meeting) to Confer
     The Authority to Directors Contemplated In This Resolution,
     During the Relevant Period (As Defined Below) of All Powers
     Of the Company to Purchase H Shares Be and Is Hereby
     Generally and Unconditionally Approved; Authorize The
     Directors to Be Purchased Pursuant to the Approval In
     Paragraph 8(A) Above Shall Not Exceed 10% of The
     Aggregate Nominal Amount of the Shares In Capital of The
     Company In Issue as at the Date of This Resolution and The
     Said Approval Shall Be Limited Accordingly; and [Authority
     Expires at the Earlier of the Conclusion of Next AGM or The
     Expiration of the 12 Month Period Following the Passing Of
     This Reslution]                                                  Management For          Voted - For
SINOTRANS LTD
 Security: Y6145J104
 Meeting Type: Class Meeting Meeting Date: 08-Jun-2010
 1  Please Note That Shareholders Are Allowed
     To Vote 'In Favor' or 'Against' for Below
     Resolution. Thank You.                                           Management None         Non-Voting
 2  Authorize the Directors, Subject to This Resolution Below And
     Compliance With All Applicable Laws and Regulations of The
     People's Republic of China and the Passing of A Special
     Resolution by the Shareholders of the Company at the AGM
     And the Passing of A Special Resolution by the Holder Of
     Domestic Shares In the Capital of the Company In A Class
     Meeting [Domestic Shares Class Meeting] to Confer The
     Authority to Directors Contemplated In This Resolution, The
     Exercise by the Directors During the Relevant Period [As
     Defined Below] of All the Powers of the Company To
     Purchase Its H Shares In the Capital of the Company; The
     Aggregate Nominal Amount of H Shares In the Capital of The
     Company to Be Purchased Pursuant to the Approval In This
     Resolution Above Shall Not Exceed 10% of the Aggregate
     Nominal Amount of the H Shares In the Capital of The
     Company In Issue as at the Date of This Resolution; And
     [Authority Expires the Earlier of the Conclusion of Next AGM
     Of the Company or the Expiration of the 12-Month Period
     Following the Passing of This Resolution]                        Management For          Voted - For
CEMEX SAB DE CV
 Security: P22561321
 Meeting Type: Special General Meeting Meeting Date: 09-Jun-2010
 1  Approve to Consolidate the Issuance Documents for Un
     Amortizable Common Share Certificates Denominated Cemex
     .CPO, to Amend Section 1 of the Issuance Documents And
     Increase the Number of Cemex.CPOS to Be Subscribed For
     Later Because of the Conversion of Bonds Issued by Cemex,
                                                                  111





                                    International Value Fund
 Proposal                                                 Proposed by Mgt. Position Registrant Voted
     S.A.B. De C.V., All of the Foregoing for the Purpose Of
     Carrying Out the Resolutions Passed by the AGM Of
     Shareholders of Cemex , S.A.B. De C.V. Held On 29 APR
     2010                                                     Management For          Voted - For
 2  Approve the Designation of Special Delegates              Management For          Voted - For
 3  Approve the Meeting Minutes                               Management For          Voted - For
HISCOX LTD
 Security: G4593F104
 Meeting Type: Annual     Meeting Date: 09-Jun-2010
 1  Receive the Accounts of the of the Company for the YE 31
     DEC 2009 Together With the Directors' and the Auditors'
     Report Thereon                                           Management For          Voted - For
 2  Approve the Director's Remuneration Report for the YE 31
     DEC 2009                                                 Management For          Voted - For
 3  Re-Appoint RS Childs as A Director Who Retires In
     Accordance With the Bye-Laws of the Company              Management For          Voted - For
 4  Re-Appointment of SJ Bridges as A Director Who Retires In
     Accordance With the Bye-Laws of the Company              Management For          Voted - For
 5  Appointment of KPMG as the Auditors of the Company To
     Hold Office From The                                     Management For          Voted - For
 6  Authorize the Directors, In Accordance With Bye-Law 5(B) Of
     The Company's Bye-Laws: to Allot Relevant Securities Up To
     An Aggregate Nominal Amount of GBP 6,187,832: And
     Further to Allot Relevant Securities Up to an Additional
     Aggregate Nominal Amount of GBP 6,187,832 In Connection
     With A Rights Issue; Authority Expire at the Conclusion of The
     Next AGM of the Company After the Passing of This
     Resolution Or, If Earlier, On 01 JUL 2011 ; and the Company
     May, Before This Authority Expires, Make an Offer Or
     Agreement Which Would Be Might Require Relevant
     Securities to Be Allotted After It Expires and the Directors
     May Allot Shares or Grant Rights In Pursuance of Such Offer
     CONTD                                                    Management For          Voted - For
 7  CONTD.Or Agreement as It Had Not Expired; and All Previous
     Unutilized Authorities Under Bye-Law 5 of the Company's
     Bye-Laws Shall Cease to Have Effect Save to the Extent That
     The Same Are Exercisable Pursuant to Bye-Law 6(H) by The
     Reason of Any Offer or Agreement Made Prior to the Date Of
     This Resolution, Which Would or Might Require Relevant
     Securities to Be Allotted On or After That Date          Management None         Non-Voting
 8  Authorize the Directors, Subject to the Passing of Resolution
     6 Above, In Accordance With Bye-Law 7(A)Of the Company's
     Bye-Laws to Allot for Cash Equity Securities as Defined In
     Bye-Law 6(G)(I) O F the Company's Bye-Laws Pursuant to The
     General Authority Conferred On Them by the Resolution
     Passed Under Bye-Laws Did Not Apply to the Allotment But
     This Power Shall Be Limited : (I) to the Allotment of Equity
     Securities In Connection With an Offer or Issue to or In Favour
     Of Holders On the Register of Shares On A Date Fixed by The
     Directors Where the Equity Securities Respectively
     Attributable to the Interests of All Those All Proportionate As
     Nearly as Practicable to the Respective Numbers of Shares
                                                        112





                                  International Value Fund
 Proposal                                                            Proposed by Mgt. Position Registrant Voted
     Held by Them On That Date But the Directors May Make Such
     Exclusions CONTD                                                    Management For          Voted - For
 9  CONTD or Other Arrangements as They Consider Expedient
     In Relation to Treasury Shares , Fractional Entitlements, Legal
     Or Practical Problems Under the Laws Of, or the Requirements
     Of Any Relevant Regulatory Body or Stock Exchange In, Any
     Territory or Any Matter Whatsoever; and Ii) to the Allotment
     (Other Than Under (I) Above) of Equity Securities Having A
     Nominal Amount Not Exceeding In Aggregate GBP 937,550;
     Authority Expire at the Conclusion of the Next AGM of The
     Company After the Passing of This Resolution Or, If Earlier, On
     01 JUL 2011 But Not After the Expiry of the Authority
     Conferred On the Directors by Bye-Law 5 of the Company's
     Bye-Laws C) All Previous Authorities Under Bye-Law 7 of The
     Company's Bye-Laws Shall Cease to Have Effect; and D) The
     Company May, CONTD                                                  Management None         Non-Voting
 10 CONTD Before This Power Expires, Make an Offer Or
     Agreement Which Would or Might Require Equity Securities To
     Be Allotted After It Expires and the Directors May Allot Shares
     Or Grant Rights In Pursuance of Such Offer or Agreement as Of
     It Had Not Expired                                                  Management None         Non-Voting
 11 Authorize the Company, That In Accordance With Bye-Law
     9(A) of the Company Bye-Laws to Make Market Purchases
     Of Its Own Shares On Such Terms and In Such Manner as The
     Directors May Determine Provided That A) the Maximum
     Number of Shares That May Be Purchased Under This
     Authority Is 37,502,014; B) the Maximum Price Which May
     Be Paid for Any Share Purchased Under This Authority Shall
     Not Be More Than the Higher of an Amount Equal to 105% Of
     The Average of the Middle Market of the Prices Shown In The
     Quotations for the Shares On the London Stock Exchange
     Daily Official List for the Five Business Days Immediately
     Preceding the Day On Which That Share Is Purchased and The
     Amount Stipulated by Article 5(1) of the Buy-Back And
     Stabilization Regulation CONTD                                      Management For          Voted - For
 12 CONTD 2003 and Subject to the Minimum Price; The
     Minimum Value of That Share Exclusive of Expenses Payable
     By the Company In Connection With the Purchase ; Authority
     Expire at the Conclusion of the Next AGM of the Company
     After the Passing of This Resolution Or, If Earlier, On 01 JUL
     2011 ; D) the Company May Make A Contract or Contracts To
     Purchase Shares Under This Authority Before Its Expiry of This
     Authority and May Make A Purchase of Shares In Purchase
     Of Any Such Contract; and E) All Existing Authorities for The
     Company to Make Market Purchases of Shares Are Revoked,
     Except In Relation to the Purchase of Shares Under A Contract
     Or Contracts Concluded Before the Date of This Resolution And
     Which Has Not Yet Been Executed                                     Management None         Non-Voting
BANCO SANTANDER SA, SANTANDER
 Security: E19790109
 Meeting Type: Ordinary Meeting Date: 11-Jun-2010
 1  Please Note That This Is A Revision Due To
     Change In Meeting Date From 10 Jun 2010 to 11
                                                              113





                                               International Value Fund
Proposal                                                          Proposed by Mgt. Position Registrant Voted
     Jun 2010. If You Have Already Sent In Your
     Votes, Please Do Not Return This Proxy Form
     Unless You Decide to Amend Your Original
     Instructions. Thank You.                                         Management None         Non-Voting
2   Approve the Annual Accounts Balance Sheet, Profit and Loss
     Account, State of Recognized Income and Expense, Total
     State of Changes In Equity, Cash Flow Statement and Annual
     Report and the Management of Banco Santander, SA And
     Its Consolidated Group, All With Respect to the YE 31 DEC
     2009                                                             Management For          Voted - For
3   Approve the Application for Tax Year 2009                         Management For          Voted - For
4   Appointment of D. Becerro De Bengoa Jado Angel as A
     Director                                                         Management For          Voted - For
5   Re-Election of D. Francisco Javier Botin-Sanz De Sautuola
     And O Shea Tercero as the Directors                              Management For          Voted - For
6   Re-Election of Ms Isabel Tocino Biscarolasaga as A Director       Management For          Voted - For
7   Re-Election of D. Fernando De Asua Alvarez as A Director          Management For          Voted - For
8   Re-Election of D. Alfredo Saenz Abad as A Director                Management For          Voted - For
9   Re-Appointment of Auditor for the Year 2010                       Management For          Voted - For
10  Authorize the Bank and Its Subsidiaries to Acquire Own
     Shares Pursuant to the Provisions of Article 75 of The
     Companies Act, Thereby Canceling the Unused Portion of The
     Authorization Granted by the AGM of Shareholders On 19
     JUN 2009                                                         Management For          Voted - For
11  Approve the Delegation to the Board of Directors of The
     Power to Execute the Agreement Adopted by the Board To
     Increase the Share Capital In Accordance With the Provisions
     Of Article 153.1) of the Companies Act, Nullifying The
     Authority Granted by the Said General Meeting of 19 JUN
     2009                                                             Management For          Voted - For
12  Approve the Increased Capital by the Amount Determined
     Under the Terms of the Deal by Issuing New Ordinary Shares
     Of Medium 0.5 Par Value Each, Without Premium, In The
     Same Class and Series as Those Currently In Circulation ,
     From Voluntary Reserves From Retained Earnings, Forecast
     Allowance Can Express Incomplete, With Authority To
     Delegate His Time In the Executive Committee, to Set The
     Conditions the Increase In All Matters Not Covered by The
     General Meeting, Make Losactos Necessary for Their
     Execution, Adapt the Wording of Paragraphs 1 and 2 Of
     Section 5 of the Bylaws to the New Amount of Share Capital
     And Provide Public and Private Documents as Are Necessary
     For the Execution of the Increase, Application to The
     Competent Bodies, National and Foreign, COTND                    Management For          Voted - For
13   CONTD for Admission to Trading of the New Shares On The
     Stock Exchanges of Madrid, Barcelona, Bilbao And
     Valencia, Through the Automated Quotation System
     Continuous Market and the Stock Foreign Securities Traded
     In the Shares of Banco Santander Lisbon, London, Milan,
     Buenos Aires, Mexico And, Through Adss, In the New York
     Stock Exchange , as Required at Each One of Them                 Management None         Non-Voting
14  Approve to Increased Capital by the Amount Determined
     Under the Terms of the Deal by Issuing New Ordinary Shares
     Of Medium 0.5 Par Value Each, Without Premium, In The
                                                                           114





                                               International Value Fund
Proposal                                                           Proposed by Mgt. Position Registrant Voted
     Same Class and Series as Those Currently In Circulation ,
     From Voluntary Reserves From Retained Earnings, Forecast
     Allowance Can Express Incomplete, Delegation of Powers To
     The Board of Directors, With Authority to Delegate His Time In
     The Executive Committee, to Set the Conditions the Increase
     In All Matters Not Covered by the General Board, Perform The
     Acts Required for Their Execution, Adapt the Wording Of
     Paragraphs 1 and 2 of Article 5 of the Bylaws to the New
     Amount of Share Capital and Provide Public and Private
     Documents as Are Necessary for the Execution of The
     Increase, Application to the Competent Bodies, National And
     Foreign, CONTD                                                    Management For          Voted - For
15   CONT for Admission to Trading of the New Shares On The
     Stock Exchanges of Madrid, Barcelona, Bilbao And
     Valencia, Through the Automated Quotation System
     Continuous Market and the Stock Foreign Securities Traded
     In the Shares of Banco Santander Lisbon, London, Milan,
     Buenos Aires, Mexico And, Through Adss, In the New York
     Stock Exchange , as Required at Each One of Them                  Management None         Non-Voting
16  Approve the Delegation to the Board of Directors of The
     Power to Issue Simple Fixed Income Securities or Debt
     Instruments of Similar Nature Including Cedulas, Promissory
     Notes or Warrants , as Well as Debt Securities Convertible Or
     Exchangeable Into Shares of Society, In Relation to Fixed
     Income Securities Convertible or Exchangeable Into Shares
     Of the Company, Setting Criteria for the Determination of The
     Bases and Conditions for the Conversion and / or Exchange
     And Attribution to the Board of Directors of the Powers Of
     Increase In El Capital the Amount Necessary, So as To
     Exclude the Preferential Subscription Right of Shareholders,
     To Rescind the Unused Portion of the Delegation Conferred By
     The Agreement Ninth II of the Ordinary Of
     Shareholders of 19 JUN 2009                                       Management For          Voted - For
17  Approve the Policy of Long-Term Incentives Granted by The
     Board of Directors, New Courses Relating to Specific Actions
     Plans for Delivery of Santander for Execution by the Bank
     And Santander Group Companies and Linked to the Evolution
     Of Total Return to Shareholders or Certain Requirements For
     Permanence and Evolution of the Group                             Management For          Voted - For
18  Approve the Incentive Scheme for Employees of UK Plc
     Santander, and Other Group Companies In the UK by The
     Bank's Stock Options and Linked to the Contribution Of
     Monetary Amounts and Certain Newspapers Stay
     Requirements                                                      Management For          Voted - For
19  Authorize the Board of Directors to Interpret, Correct, Add,
     Implementation and Development of Agreements Adopted By
     The Board, So as to Substitute the Powers Received From The
     Board and Granting of Powers to the Elevation to Instrument
     Public of Such Agreements                                         Management For          Voted - For
20  Receive the Report On the Remuneration Policy for Directors        Management For          Voted - For
                                                                           115





                                 International Value Fund
 Proposal                                                   Proposed by Mgt. Position Registrant Voted
KUBOTA CORPORATION
 Security: J36662138
 Meeting Type: Annual  Meeting Date: 18-Jun-2010
 1  Please Reference Meeting Materials.                         Management None         Non-Voting
 2  Appoint A Director                                          Management For          Voted - For
 3  Appoint A Director                                          Management For          Voted - For
 4  Appoint A Director                                          Management For          Voted - For
 5  Appoint A Director                                          Management For          Voted - For
 6  Appoint A Director                                          Management For          Voted - For
 7  Appoint A Director                                          Management For          Voted - For
 8  Appoint A Director                                          Management For          Voted - For
 9  Appoint A Director                                          Management For          Voted - For
 10 Approve Payment of Bonuses to Directors                     Management For          Voted - For
SONY CORPORATION
 Security: J76379106
 Meeting Type: Annual  Meeting Date: 18-Jun-2010
 1  Please Reference Meeting Materials.                         Management None         Non-Voting
 2  Appoint A Director                                          Management For          Voted - For
 3  Appoint A Director                                          Management For          Voted - For
 4  Appoint A Director                                          Management For          Voted - For
 5  Appoint A Director                                          Management For          Voted - For
 6  Appoint A Director                                          Management For          Voted - For
 7  Appoint A Director                                          Management For          Voted - For
 8  Appoint A Director                                          Management For          Voted - For
 9  Appoint A Director                                          Management For          Voted - For
 10 Appoint A Director                                          Management For          Voted - For
 11 Appoint A Director                                          Management For          Voted - For
 12 Appoint A Director                                          Management For          Voted - For
 13 Appoint A Director                                          Management For          Voted - For
 14 Appoint A Director                                          Management For          Voted - For
 15 Appoint A Director                                          Management For          Voted - For
 16 Approve Issuance of Share Acquisition Rights as Stock
     Options                                                    Management For          Voted - For
FUJITSU LIMITED
 Security: J15708159
 Meeting Type: Annual  Meeting Date: 21-Jun-2010
 1  Please Reference Meeting Materials.                         Management None         Non-Voting
 2  Appoint A Director                                          Management For          Voted - For
 3  Appoint A Director                                          Management For          Voted - For
 4  Appoint A Director                                          Management For          Voted - For
 5  Appoint A Director                                          Management For          Voted - For
 6  Appoint A Director                                          Management For          Voted - For
 7  Appoint A Director                                          Management For          Voted - For
 8  Appoint A Director                                          Management For          Voted - For
 9  Appoint A Director                                          Management For          Voted - For
                                                          116





                                       International Value Fund
 Proposal                                                        Proposed by Mgt. Position Registrant Voted
 10 Appoint A Director                                               Management For          Voted - For
 11 Appoint A Director                                               Management For          Voted - For
 12 Approve Payment of Bonuses to Corporate Officers                 Management For          Voted - For
MITSUBISHI TANABE PHARMA CORPORATION
 Security: J4448H104
 Meeting Type: Annual        Meeting Date: 22-Jun-2010
 1  Please Reference Meeting Materials.                              Management None         Non-Voting
 2  Approve Appropriation of Retained Earnings                       Management For          Voted - For
 3  Appoint A Director                                               Management For          Voted - For
 4  Appoint A Director                                               Management For          Voted - For
 5  Appoint A Director                                               Management For          Voted - For
 6  Appoint A Director                                               Management For          Voted - For
 7  Appoint A Director                                               Management For          Voted - For
 8  Appoint A Director                                               Management For          Voted - For
 9  Appoint A Substitute Corporate Auditor                           Management For          Voted - For
PETROLEO BRASILEIRO SA PETROBRAS, RIO DE JANEIRO
 Security: P78331140
 Meeting Type: ExtraOrdinary Meeting Date: 22-Jun-2010
 1  Please Note That This Is an Amendment To
     Meeting Id 709942 Due to Change In Voting
     Status. Thank You.                                              Management None         Non-Voting
 2  Please Note That This Is an Information
     Meeting. Should You Wish to Attend The
     Meeting Personally, You May Apply for An
     Entrance Card by Contacting Your Client
     Representative. Thank You                                       Management None         Non-Voting
 3  Amend the Company's Bye-Laws to Increase the Number Of
     Authorized Preferred Shares                                     Management None         Non-Voting
 4  Amend the Company's Bye-Laws to Increase the Number Of
     Authorized Common Shares                                        Management None         Non-Voting
 5  Amend the Company's Bye-Laws to Include Transitory
     Provision to Issue Shares With or Without Preemptive Rights     Management None         Non-Voting
 6  Amend the Articles 4 of the Company's Bye-Laws to Reflect
     The Changes In Its Capital Structure                            Management None         Non-Voting
SUMITOMO CHEMICAL COMPANY,LIMITED
 Security: J77153120
 Meeting Type: Annual        Meeting Date: 22-Jun-2010
 1  Please Reference Meeting Materials.                              Management None         Non-Voting
 2  Appoint A Director                                               Management For          Voted - For
 3  Appoint A Director                                               Management For          Voted - For
 4  Appoint A Director                                               Management For          Voted - For
 5  Appoint A Director                                               Management For          Voted - For
 6  Appoint A Director                                               Management For          Voted - For
 7  Appoint A Director                                               Management For          Voted - For
 8  Appoint A Director                                               Management For          Voted - For
                                                                   117





                                      International Value Fund
 Proposal                                                         Proposed by Mgt. Position Registrant Voted
 9  Appoint A Director                                                Management For          Voted - For
 10 Appoint A Director                                                Management For          Voted - For
 11 Appoint A Director                                                Management For          Voted - For
 12 Appoint A Corporate Auditor                                       Management For          Voted - For
VALE SA, RIO DE JANEIRO
 Security: P2605D109
 Meeting Date: 22-Jun-2010  Meeting Type: ExtraOrdinary
 1  Important Market Processing Requirement: A
     Beneficial Owner Signed Power of Attorney
     (POA) Is Required In Order to Lodge And
     Execute Your Voting Instructions In This
     Market. Absence of A POA, May Cause Your
     Instructions to Be Rejected. If You Have Any
     Questions, Please Contact Your Client
     Service Representative                                           Management None         Non-Voting
 2  Please Note That the Preferred
     Shareholders Can Vote On Item 1 Only. Thank
     You.                                                             Management None         Non-Voting
 3  Please Note That Shareholders Submitting A
     Vote to Elect A Member Must Include The
     Name of the Candidate to Be Elected. If
     Instructions to Vote On This Item Is Received
     Without A Candidate's Name, Your Vote Will Be
     Processed In Favor or Against of the Default
     Company's Candidate. Thank You.                                  Management None         Non-Voting
 4  Please Note That Votes 'In Favor' and 'Against'
     In the Same Agenda Item Are Not Allowed.
     Only Votes In Favor And/Or Abstain or Against
     And/ or Abstain Are Allowed. Thank You                           Management None         Non-Voting
 5  Election of the Principal Member as the Board of Directors        Management For          Voted - For
EAST JAPAN RAILWAY COMPANY
 Security: J1257M109
 Meeting Type: Annual       Meeting Date: 23-Jun-2010
 1  Please Reference Meeting Materials.                               Management None         Non-Voting
 2  Proposal for Appropriation of Retained Earnings                   Management For          Voted - For
 3  Partial Amendment to the Articles of Incorporation: Change
     Business Lines, Adopt Reduction of Liability System For
     Outside Directors, Adopt Reduction of Liability System for
     Outside Auditors                                                 Management For          Voted - For
 4  Election of Director                                              Management For          Voted - For
 5  Election of Director                                              Management For          Voted - For
 6  Election of Director                                              Management For          Voted - For
 7  Election of Director                                              Management For          Voted - For
 8  Election of Director                                              Management For          Voted - For
 9  Election of Director                                              Management For          Voted - For
 10 Election of Director                                              Management For          Voted - For
 11 Election of Director                                              Management For          Voted - For
 12 Election of Director                                              Management For          Voted - For
                                                                118





                                               International Value Fund
Proposal                                                          Proposed by Mgt. Position Registrant Voted
13  Election of Director                                              Management  For         Voted - For
14  Election of Director                                              Management  For         Voted - For
15  Election of Director                                              Management  For         Voted - For
16  Election of Director                                              Management  For         Voted - For
17  Election of Director                                              Management  For         Voted - For
18  Election of Director                                              Management  For         Voted - For
19  Election of Director                                              Management  For         Voted - For
20  Election of Director                                              Management  For         Voted - For
21  Election of Director                                              Management  For         Voted - For
22  Election of Director                                              Management  For         Voted - For
23  Election of Director                                              Management  For         Voted - For
24  Election of Director                                              Management  For         Voted - For
25  Election of Director                                              Management  For         Voted - For
26  Election of Director                                              Management  For         Voted - For
27  Election of Director                                              Management  For         Voted - For
28  Election of Director                                              Management  For         Voted - For
29  Election of Director                                              Management  For         Voted - For
30  Payment of Bonuses to Directors and Corporate Auditors            Management  For         Voted - For
31  Shareholders' Proposals: Partial Amendment to the Articles
     Of Incorporation (1) Disclosure of Each Director S
     Remuneration to Shareholders                                     Shareholder Against     Voted - Against
32  Shareholders' Proposals: Partial Amendment to the Articles
     Of Incorporation (2) Obligation to Report the Number And
     Names of Principal Executive Advisers and Advisers, Etc.
     Retained and Approve the Total Amount of Remuneration Or
     Fees to Be Paid to Such Advisers at the General Meeting Of
     Shareholders                                                     Shareholder Against     Voted - Against
33  Shareholders' Proposals: Dismissal of Director                    Shareholder Against     Voted - Against
34  Shareholders' Proposals: Dismissal of Director                    Shareholder Against     Voted - Against
35  Shareholders' Proposals: Dismissal of Director                    Shareholder Against     Voted - Against
36  Shareholders' Proposals: Dismissal of Director                    Shareholder Against     Voted - Against
37  Shareholders' Proposals: Dismissal of Director                    Shareholder Against     Voted - Against
38  Shareholders' Proposals: Dismissal of Director                    Shareholder Against     Voted - Against
39  Shareholders' Proposals: Dismissal of Director                    Shareholder Against     Voted - Against
40  Shareholders' Proposals: Election of Director                     Shareholder Against     Voted - Against
41  Shareholders' Proposals: Election of Director                     Shareholder Against     Voted - Against
42  Shareholders' Proposals: Election of Director                     Shareholder Against     Voted - Against
43  Shareholders' Proposals: Election of Director                     Shareholder Against     Voted - Against
44  Shareholders' Proposals: Election of Director                     Shareholder Against     Voted - Against
45  Shareholders' Proposals: Reduction of Remuneration To
     Directors and Corporate Auditors                                 Shareholder Against     Voted - Against
46  Shareholders' Proposals: Proposal for Appropriation Of
     Retained Earnings (1)                                            Shareholder Against     Voted - Against
47  Shareholders' Proposals: Proposal for Appropriation Of
     Retained Earnings (2)                                            Shareholder Against     Voted - Against
48  Shareholders' Proposals: Proposal for Appropriation Of
     Retained Earnings (3)                                            Shareholder Against     Voted - Against
                                                                119





                                 International Value Fund
 Proposal                                              Proposed by Mgt. Position Registrant Voted
HONDA MOTOR CO.,LTD.
 Security: J22302111
 Meeting Type: Annual  Meeting Date: 24-Jun-2010
 1  Please Reference Meeting Materials.                    Management None         Non-Voting
 2  Approve Appropriation of Retained Earnings             Management For          Voted - For
 3  Appoint A Director                                     Management For          Voted - For
 4  Appoint A Director                                     Management For          Voted - For
 5  Appoint A Director                                     Management For          Voted - For
 6  Appoint A Director                                     Management For          Voted - For
 7  Appoint A Director                                     Management For          Voted - For
 8  Appoint A Director                                     Management For          Voted - For
 9  Appoint A Director                                     Management For          Voted - For
 10 Appoint A Director                                     Management For          Voted - For
 11 Appoint A Director                                     Management For          Voted - For
 12 Appoint A Director                                     Management For          Voted - For
 13 Appoint A Director                                     Management For          Voted - For
 14 Appoint A Director                                     Management For          Voted - For
 15 Appoint A Director                                     Management For          Voted - For
 16 Appoint A Director                                     Management For          Voted - For
 17 Appoint A Director                                     Management For          Voted - For
 18 Appoint A Director                                     Management For          Voted - For
 19 Appoint A Director                                     Management For          Voted - For
 20 Appoint A Director                                     Management For          Voted - For
 21 Appoint A Director                                     Management For          Voted - For
 22 Appoint A Director                                     Management For          Voted - For
 23 Approve Payment of Bonuses to Corporate Officers       Management For          Voted - For
JAPAN TOBACCO INC.
 Security: J27869106
 Meeting Type: Annual  Meeting Date: 24-Jun-2010
 1  Please Reference Meeting Materials.                    Management None         Non-Voting
 2  Approve Appropriation of Retained Earnings             Management For          Voted - For
 3  Appoint A Director                                     Management For          Voted - For
 4  Appoint A Director                                     Management For          Voted - For
 5  Appoint A Director                                     Management For          Voted - For
 6  Appoint A Director                                     Management For          Voted - For
 7  Appoint A Director                                     Management For          Voted - For
 8  Appoint A Director                                     Management For          Voted - For
 9  Appoint A Director                                     Management For          Voted - For
 10 Appoint A Director                                     Management For          Voted - For
 11 Appoint A Director                                     Management For          Voted - For
MITSUBISHI CORPORATION
 Security: J43830116
 Meeting Type: Annual  Meeting Date: 24-Jun-2010
 1  Please Reference Meeting Materials.                    Management None         Non-Voting
                                                     120





                                 International Value Fund
 Proposal                                                    Proposed by Mgt. Position Registrant Voted
 2  Approve Appropriation of Retained Earnings                   Management For          Voted - For
 3  Appoint A Director                                           Management For          Voted - For
 4  Appoint A Director                                           Management For          Voted - For
 5  Appoint A Director                                           Management For          Voted - For
 6  Appoint A Director                                           Management For          Voted - For
 7  Appoint A Director                                           Management For          Voted - For
 8  Appoint A Director                                           Management For          Voted - For
 9  Appoint A Director                                           Management For          Voted - For
 10 Appoint A Director                                           Management For          Voted - For
 11 Appoint A Director                                           Management For          Voted - For
 12 Appoint A Director                                           Management For          Voted - For
 13 Appoint A Director                                           Management For          Voted - Against
 14 Appoint A Director                                           Management For          Voted - For
 15 Appoint A Director                                           Management For          Voted - Against
 16 Appoint A Director                                           Management For          Voted - For
 17 Appoint A Director                                           Management For          Voted - For
 18 Appoint A Corporate Auditor                                  Management For          Voted - For
 19 Approve Payment of Bonuses to Directors                      Management For          Voted - For
 20 Approve Reserved Retirement Remuneration for Directors       Management For          Voted - For
 21 Amend the Compensation to Be Received by Directors           Management For          Voted - For
NIPPON TELEGRAPH AND TELEPHONE CORPORATION
 Security: J59396101
 Meeting Type: Annual  Meeting Date: 24-Jun-2010
 1  Please Reference Meeting Materials.                          Management None         Non-Voting
 2  Approve Appropriation of Retained Earnings                   Management For          Voted - For
 3  Appoint A Director                                           Management For          Voted - For
 4  Appoint A Director                                           Management For          Voted - For
 5  Appoint A Director                                           Management For          Voted - For
 6  Appoint A Director                                           Management For          Voted - For
 7  Appoint A Director                                           Management For          Voted - For
 8  Appoint A Director                                           Management For          Voted - For
 9  Appoint A Director                                           Management For          Voted - For
 10 Appoint A Director                                           Management For          Voted - For
 11 Appoint A Director                                           Management For          Voted - For
 12 Appoint A Director                                           Management For          Voted - For
 13 Appoint A Director                                           Management For          Voted - For
 14 Appoint A Director                                           Management For          Voted - For
TOYOTA MOTOR CORPORATION
 Security: J92676113
 Meeting Type: Annual  Meeting Date: 24-Jun-2010
 1  Please Reference Meeting Materials.                          Management None         Non-Voting
 2  Approve Distribution of Surplus                              Management For          Voted - For
 3  Elect A Director                                             Management For          Voted - For
 4  Elect A Director                                             Management For          Voted - For
 5  Elect A Director                                             Management For          Voted - For
                                                           121





                                 International Value Fund
 Proposal                                                  Proposed by Mgt. Position Registrant Voted
 6  Elect A Director                                           Management For          Voted - For
 7  Elect A Director                                           Management For          Voted - For
 8  Elect A Director                                           Management For          Voted - For
 9  Elect A Director                                           Management For          Voted - For
 10 Elect A Director                                           Management For          Voted - For
 11 Elect A Director                                           Management For          Voted - For
 12 Elect A Director                                           Management For          Voted - For
 13 Elect A Director                                           Management For          Voted - For
 14 Elect A Director                                           Management For          Voted - For
 15 Elect A Director                                           Management For          Voted - For
 16 Elect A Director                                           Management For          Voted - For
 17 Elect A Director                                           Management For          Voted - For
 18 Elect A Director                                           Management For          Voted - For
 19 Elect A Director                                           Management For          Voted - For
 20 Elect A Director                                           Management For          Voted - For
 21 Elect A Director                                           Management For          Voted - For
 22 Elect A Director                                           Management For          Voted - For
 23 Elect A Director                                           Management For          Voted - For
 24 Elect A Director                                           Management For          Voted - For
 25 Elect A Director                                           Management For          Voted - For
 26 Elect A Director                                           Management For          Voted - For
 27 Elect A Director                                           Management For          Voted - For
 28 Elect A Director                                           Management For          Voted - For
 29 Elect A Director                                           Management For          Voted - For
 30 Elect A Corporate Auditor                                  Management For          Voted - For
 31 Elect A Corporate Auditor                                  Management For          Voted - For
 32 Elect A Corporate Auditor                                  Management For          Voted - For
 33 Approve Issuance of Stock Acquisition Rights for The
     Purpose of Granting Stock Options                         Management For          Voted - For
KYOCERA CORPORATION
 Security: J37479110
 Meeting Type: Annual  Meeting Date: 25-Jun-2010
 1  Please Reference Meeting Materials.                        Management None         Non-Voting
 2  Approve Appropriation of Retained Earnings                 Management For          Voted - For
 3  Appoint A Director                                         Management For          Voted - For
 4  Appoint A Director                                         Management For          Voted - For
NOMURA HOLDINGS, INC.
 Security: J59009159
 Meeting Type: Annual  Meeting Date: 25-Jun-2010
 1  Please Reference Meeting Materials.                        Management None         Non-Voting
 2  Appoint A Director                                         Management For          Voted - For
 3  Appoint A Director                                         Management For          Voted - For
 4  Appoint A Director                                         Management For          Voted - For
 5  Appoint A Director                                         Management For          Voted - For
 6  Appoint A Director                                         Management For          Voted - For
                                                         122





                                       International Value Fund
 Proposal                                                Proposed by Mgt. Position Registrant Voted
 7  Appoint A Director                                       Management For          Voted - For
 8  Appoint A Director                                       Management For          Voted - For
 9  Appoint A Director                                       Management For          Voted - For
 10 Appoint A Director                                       Management For          Voted - For
 11 Appoint A Director                                       Management For          Voted - For
 12 Appoint A Director                                       Management For          Voted - For
 13 Appoint A Director                                       Management For          Voted - For
TAKEDA PHARMACEUTICAL COMPANY LIMITED
 Security: J8129E108
 Meeting Type: Annual        Meeting Date: 25-Jun-2010
 1  Please Reference Meeting Materials.                      Management None         Non-Voting
 2  Approve Appropriation of Retained Earnings               Management For          Voted - For
 3  Appoint A Director                                       Management For          Voted - For
 4  Appoint A Director                                       Management For          Voted - For
 5  Appoint A Director                                       Management For          Voted - For
 6  Appoint A Director                                       Management For          Voted - For
 7  Appoint A Director                                       Management For          Voted - For
 8  Approve Payment of Bonuses to Directors                  Management For          Voted - For
THE TOKYO ELECTRIC POWER COMPANY, INCORPORATED
 Security: J86914108
 Meeting Type: Annual        Meeting Date: 25-Jun-2010
 1  Please Reference Meeting Materials.                      Management None         Non-Voting
 2  Appropriation of Surplus                                 Management For          Voted - For
 3  Election of A Director                                   Management For          Voted - For
 4  Election of A Director                                   Management For          Voted - For
 5  Election of A Director                                   Management For          Voted - For
 6  Election of A Director                                   Management For          Voted - For
 7  Election of A Director                                   Management For          Voted - For
 8  Election of A Director                                   Management For          Voted - For
 9  Election of A Director                                   Management For          Voted - For
 10 Election of A Director                                   Management For          Voted - For
 11 Election of A Director                                   Management For          Voted - For
 12 Election of A Director                                   Management For          Voted - For
 13 Election of A Director                                   Management For          Voted - For
 14 Election of A Director                                   Management For          Voted - For
 15 Election of A Director                                   Management For          Voted - For
 16 Election of A Director                                   Management For          Voted - For
 17 Election of A Director                                   Management For          Voted - For
 18 Election of A Director                                   Management For          Voted - For
 19 Election of A Director                                   Management For          Voted - For
 20 Election of A Director                                   Management For          Voted - For
 21 Election of A Director                                   Management For          Voted - For
 22 Election of A Director                                   Management For          Voted - For
 23 Election of an Auditor                                   Management For          Voted - For
 24 Election of an Auditor                                   Management For          Voted - For
                                                       123





                                  International Value Fund
 Proposal                                                 Proposed by Mgt. Position Registrant Voted
 25 Shareholders' Proposals : Appropriation of Surplus        Shareholder Against     Voted - Against
 26 Shareholders' Proposals : Partial Amendments to The
     Articles of Incorporation (1)                            Shareholder Against     Voted - Against
 27 Shareholders' Proposals : Partial Amendments to The
     Articles of Incorporation (2)                            Shareholder Against     Voted - Against
 28 Shareholders' Proposals : Partial Amendments to The
     Articles of Incorporation (3)                            Shareholder Against     Voted - Against
 29 Shareholders' Proposals : Partial Amendments to The
     Articles of Incorporation (4)                            Shareholder Against     Voted - Against
TOYO SUISAN KAISHA,LTD.
 Security: J92547132
 Meeting Type: Annual   Meeting Date: 25-Jun-2010
 1  Approve Appropriation of Profits                          Management  For         Voted - For
 2  Appoint A Director                                        Management  For         Voted - For
 3  Appoint A Director                                        Management  For         Voted - For
 4  Appoint A Director                                        Management  For         Voted - For
 5  Appoint A Director                                        Management  For         Voted - For
 6  Appoint A Director                                        Management  For         Voted - For
 7  Appoint A Director                                        Management  For         Voted - For
 8  Appoint A Director                                        Management  For         Voted - For
 9  Appoint A Director                                        Management  For         Voted - For
 10 Appoint A Director                                        Management  For         Voted - For
 11 Appoint A Director                                        Management  For         Voted - For
 12 Appoint A Director                                        Management  For         Voted - For
 13 Appoint A Director                                        Management  For         Voted - For
 14 Appoint A Director                                        Management  For         Voted - For
 15 Appoint A Director                                        Management  For         Voted - For
 16 Appoint A Director                                        Management  For         Voted - For
 17 Appoint A Director                                        Management  For         Voted - For
 18 Appoint A Corporate Auditor                               Management  For         Voted - For
 19 Appoint A Supplementary Auditor                           Management  For         Voted - For
 20 Approve Payment of Bonuses to Directors                   Management  For         Voted - For
KYUSHU ELECTRIC POWER COMPANY,INCORPORATED
 Security: J38468104
 Meeting Type: Annual   Meeting Date: 29-Jun-2010
 1  Please Reference Meeting Materials.                       Management  None        Non-Voting
 2  Approve Appropriation of Retained Earnings                Management  For         Voted - For
 3  Appoint A Director                                        Management  For         Voted - For
 4  Appoint A Director                                        Management  For         Voted - For
 5  Appoint A Director                                        Management  For         Voted - For
 6  Appoint A Director                                        Management  For         Voted - For
 7  Appoint A Director                                        Management  For         Voted - For
 8  Appoint A Director                                        Management  For         Voted - For
 9  Appoint A Director                                        Management  For         Voted - For
 10 Appoint A Director                                        Management  For         Voted - For
 11 Appoint A Director                                        Management  For         Voted - For
                                                        124





                                 International Value Fund
 Proposal                                                       Proposed by Mgt. Position Registrant Voted
 12 Appoint A Director                                              Management  For         Voted - For
 13 Appoint A Director                                              Management  For         Voted - For
 14 Appoint A Director                                              Management  For         Voted - For
 15 Appoint A Director                                              Management  For         Voted - For
 16 Appoint A Director                                              Management  For         Voted - For
 17 Appoint A Director                                              Management  For         Voted - For
 18 Appoint A Director                                              Management  For         Voted - For
 19 Appoint A Director                                              Management  For         Voted - For
 20 Appoint A Corporate Auditor                                     Management  For         Voted - For
 21 Appoint A Substitute Corporate Auditor                          Management  For         Voted - For
 22 Shareholders' Proposals: Amend Articles to Expand
     Business Lines                                                 Shareholder Against     Voted - Against
 23 Shareholders' Proposals: Amend Articles to Establish A
     Committee for Nuclear Power Plant and Health Problems          Shareholder Against     Voted - Against
 24 Shareholders' Proposals: Amend Articles to Halt Operation
     Of the Sendai Nuclear Power Plant Unit 1&2 and Freeze
     Building Unit 3                                                Shareholder Against     Voted - Against
 25 Shareholders' Proposals: Amend Articles to Declare Not To
     Build Interim Storage of Spent Nuclear Fuel                    Shareholder Against     Voted - Against
MITSUBISHI UFJ FINANCIAL GROUP,INC.
 Security: J44497105
 Meeting Type: Annual  Meeting Date: 29-Jun-2010
 1  Please Reference Meeting Materials.                             Management  None        Non-Voting
 2  Approve Appropriation of Retained Earnings                      Management  For         Voted - For
 3  Appoint A Director                                              Management  For         Voted - For
 4  Appoint A Director                                              Management  For         Voted - For
 5  Appoint A Director                                              Management  For         Voted - For
 6  Appoint A Director                                              Management  For         Voted - For
 7  Appoint A Director                                              Management  For         Voted - For
 8  Appoint A Director                                              Management  For         Voted - For
 9  Appoint A Director                                              Management  For         Voted - For
 10 Appoint A Director                                              Management  For         Voted - For
 11 Appoint A Director                                              Management  For         Voted - For
 12 Appoint A Director                                              Management  For         Voted - For
 13 Appoint A Director                                              Management  For         Voted - For
 14 Appoint A Director                                              Management  For         Voted - For
 15 Appoint A Director                                              Management  For         Voted - For
 16 Appoint A Director                                              Management  For         Voted - For
 17 Appoint A Director                                              Management  For         Voted - For
 18 Appoint A Director                                              Management  For         Voted - For
                                                              125





                                                  Large Cap Value Fund
 Proposal                                                   Proposed by Mgt. Position Registrant Voted
ACCENTURE PLC
 CUSIP: G1150G111
 Meeting Date: 08/05/09             Meeting Type: Special
      Accenture Ltd Class A Common Shareholder Class
       Meeting Proposals                                        Management None         Non-Voting
 1.   Approve Reincorporation from Bermuda to Ireland
       through Scheme of Arrangement                            Management For          Voted - For
 2.   Adjourn Meeting                                           Management For          Voted - For
      Accenture Ltd Class X Common Shareholder Class
       Meeting Proposals                                        Management None         Non-Voting
      Accenture Ltd Special General Meeting Proposals           Management None         Non-Voting
 1.   Approve the Creation of Distributable Reserves for
       Accenture Plc                                            Management For          Voted - For
COMPUTER SCIENCES CORPORATION
 CUSIP: 205363104       Ticker: CSC
 Meeting Date: 08/03/09             Meeting Type: Annual
 1.1. Elect Director Irving W. Bailey, II                       Management For          Voted - Withheld
 1.2. Elect Director David J. Barram                            Management For          Voted - For
 1.3. Elect Director Stephen L. Baum                            Management For          Voted - For
 1.4. Elect Director Rodney F. Chase                            Management For          Voted - For
 1.5. Elect Director Judith R. Haberkorn                        Management For          Voted - Withheld
 1.6. Elect Director Michael W. Laphen                          Management For          Voted - Withheld
 1.7. Elect Director F. Warren McFarlan                         Management For          Voted - Withheld
 1.8. Elect Director Chong Sup Park                             Management For          Voted - Withheld
 1.9. Elect Director Thomas H. Patrick                          Management For          Voted - For
 2.   Ratify Auditors                                           Management For          Voted - Against
DUKE REALTY CORPORATION
 CUSIP: 264411505       Ticker: DRE
 Meeting Date: 07/22/09             Meeting Type: Special
 1.   Increase Authorized Common Stock                          Management For          Voted - Against
 2.   Increase Authorized Preferred Stock                       Management For          Voted - Against
ELECTRONIC ARTS INC.
 CUSIP: 285512109       Ticker: ERTS
 Meeting Date: 07/29/09             Meeting Type: Annual
 1.   Elect Director Leonard S. Coleman                         Management For          Voted - Against
 2.   Elect Director Jeffrey T. Huber                           Management For          Voted - For
 3.   Elect Director Gary M. Kusin                              Management For          Voted - Against
 4.   Elect Director Geraldine B. Laybourne                     Management For          Voted - For
 5.   Elect Director Gregory B. Maffei                          Management For          Voted - For
 6.   Elect Director Vivek Paul                                 Management For          Voted - For
 7.   Elect Director Lawrence F. Probst III                     Management For          Voted - Against
 8.   Elect Director John S. Riccitiello                        Management For          Voted - For
                                                          126





                                                  Large Cap Value Fund
 Proposal                                                 Proposed by Mgt. Position Registrant Voted
 9.  Elect Director Richard A. Simonson                       Management For          Voted - For
 10. Elect Director Linda J. Srere                            Management For          Voted - Against
 11. Approve Stock Option Exchange Program                    Management For          Voted - For
 12. Amend Omnibus Stock Plan                                 Management For          Voted - Against
 13. Amend Qualified Employee Stock Purchase Plan             Management For          Voted - For
 14. Ratify Auditors                                          Management For          Voted - Against
MERCK & CO., INC.
 CUSIP: 589331107       Ticker: MRK
 Meeting Date: 08/07/09             Meeting Type: Special
 1.  Approve Acquisition                                      Management For          Voted - For





                                                  Small Cap Value Fund
 Proposal                                                   Proposed by Mgt. Position Registrant Voted
AAR CORP.
 CUSIP: 000361105       Ticker: AIR
 Meeting Date: 10/14/09             Meeting Type: Annual
 1.1. Elect Director Michael R. Boyce                           Management For          Voted - For
 1.2. Elect Director James G. Brocksmith, Jr                    Management For          Voted - For
 1.3. Elect Director David P. Storch                            Management For          Voted - Withheld
 2.   Ratify Auditors                                           Management For          Voted - Against
CONSOLIDATED GRAPHICS, INC.
 CUSIP: 209341106       Ticker: CGX
 Meeting Date: 08/06/09             Meeting Type: Annual
 1.1. Elect Director Larry J. Alexander                         Management For          Voted - Withheld
 1.2. Elect Director Brady F. Carruth                           Management For          Voted - Withheld
 2.   Amend Omnibus Stock Plan                                  Management For          Voted - Against
DUKE REALTY CORPORATION
 CUSIP: 264411505       Ticker: DRE
 Meeting Date: 07/22/09             Meeting Type: Special
 1.   Increase Authorized Common Stock                          Management For          Voted - Against
 2.   Increase Authorized Preferred Stock                       Management For          Voted - Against
ENNIS INC.
 CUSIP: 293389102       Ticker: EBF
 Meeting Date: 07/01/09             Meeting Type: Annual
 1.1. Elect Director Godfrey M. Long, Jr.                       Management For          Voted - Withheld
 1.2. Elect Director Thomas R. Price                            Management For          Voted - Withheld
 1.3. Elect Director Alejandro Quiroz                           Management For          Voted - Withheld
 2.   Ratify Auditors                                           Management For          Voted - For
 3.   Other Business                                            Management For          Voted - Against
PRESTIGE BRANDS HOLDINGS INC
 CUSIP: 74112D101       Ticker: PBH
 Meeting Date: 08/04/09             Meeting Type: Annual
 1.1. Elect Director Mark Pettie                                Management For          Voted - Withheld
 1.2. Elect Director L. Dick Buell                              Management For          Voted - For
 1.3. Elect Director John E. Byom                               Management For          Voted - For
 1.4. Elect Director Gary E. Costley                            Management For          Voted - For
 1.5. Elect Director Vincent J. Hemmer                          Management For          Voted - Withheld
 1.6. Elect Director Patrick Lonergan                           Management For          Voted - For
 1.7. Elect Director Peter C. Mann                              Management For          Voted - Withheld
 2.   Ratify Auditors                                           Management For          Voted - For
                                                          128

                                   SIGNATURES

    Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                 OPTIQUE FUNDS

By: /s/ Colette Wallner

Chief Executive Officer

Date: August 31, 2010






                                      129